UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05514
Wilmington Funds
(Exact name of registrant as specified in charter)

Wilmington Funds Management Corporation
Rodney Square North
1100 North Market Street, Wilmington, DE 19890
(Address of principal executive offices) (Zip code)
Registrant's telephone number, including area code:
302-651-8409
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2025
Item 1. Reports to Shareholders.
(a) The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Wilmington U.S. Government
Money Market Fund
Administrative Class | WAGXX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Administrative Class)	$61	0.60%
Key Fund Statistics
Fund net assets	$10,074,034,649
Total number of portfolio holdings	58
Total advisory fees paid	$10,262,715
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	48.5%
U.S. Treasury Obligations	30.4%
U.S. Government Agency Obligations	20.7%
Money Market Fund	0.4%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WAGXX-0425
Wilmington U.S. Government Money Market Fund

Wilmington U.S. Government
Money Market Fund
Institutional Class | WGOXX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Institutional Class)	$26	0.25%
Key Fund Statistics
Fund net assets	$10,074,034,649
Total number of portfolio holdings	58
Total advisory fees paid	$10,262,715
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	48.5%
U.S. Treasury Obligations	30.4%
U.S. Government Agency Obligations	20.7%
Money Market Fund	0.4%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WGOXX-0425
Wilmington U.S. Government Money Market Fund

Wilmington U.S. Government
Money Market Fund
Select Class | WGEXX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Select Class)	$33	0.32%
Key Fund Statistics
Fund net assets	$10,074,034,649
Total number of portfolio holdings	58
Total advisory fees paid	$10,262,715
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	48.5%
U.S. Treasury Obligations	30.4%
U.S. Government Agency Obligations	20.7%
Money Market Fund	0.4%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WGEXX-0425
Wilmington U.S. Government Money Market Fund

Wilmington U.S. Government
Money Market Fund
Service Class | WGSXX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Service Class)	$67	0.66%
Key Fund Statistics
Fund net assets	$10,074,034,649
Total number of portfolio holdings	58
Total advisory fees paid	$10,262,715
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	48.5%
U.S. Treasury Obligations	30.4%
U.S. Government Agency Obligations	20.7%
Money Market Fund	0.4%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WGSXX-0425
Wilmington U.S. Government Money Market Fund
Wilmington U.S. Government
Money Market Fund
Preferred Institutional Class | WGQXX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Preferred Institutional Class)	$16	0.16%
Key Fund Statistics
Fund net assets	$10,074,034,649
Total number of portfolio holdings	58
Total advisory fees paid	$10,262,715
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	48.5%
U.S. Treasury Obligations	30.4%
U.S. Government Agency Obligations	20.7%
Money Market Fund	0.4%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WGQXX-0425
Wilmington U.S. Government Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Administrative Class | WTAXX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Administrative Class)	$61	0.60%
Key Fund Statistics
Fund net assets	$2,318,000,484
Total number of portfolio holdings	27
Total advisory fees paid	$1,896,774
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	54.6%
U.S. Treasury Obligations	44.3%
Money Market Fund	1.1%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTAXX-0425
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Institutional Class | WTIXX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Institutional Class)	$26	0.25%
Key Fund Statistics
Fund net assets	$2,318,000,484
Total number of portfolio holdings	27
Total advisory fees paid	$1,896,774
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	54.6%
U.S. Treasury Obligations	44.3%
Money Market Fund	1.1%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTIXX-0425
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Select Class | WTEXX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Select Class)	$33	0.32%
Key Fund Statistics
Fund net assets	$2,318,000,484
Total number of portfolio holdings	27
Total advisory fees paid	$1,896,774
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	54.6%
U.S. Treasury Obligations	44.3%
Money Market Fund	1.1%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTEXX-0425
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Service Class | WTSXX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Service Class)	$46	0.45%
Key Fund Statistics
Fund net assets	$2,318,000,484
Total number of portfolio holdings	27
Total advisory fees paid	$1,896,774
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	54.6%
U.S. Treasury Obligations	44.3%
Money Market Fund	1.1%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTSXX-0425
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Preferred Institutional Class | WTQXX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Preferred Institutional Class)	$16	0.16%
Key Fund Statistics
Fund net assets	$2,318,000,484
Total number of portfolio holdings	27
Total advisory fees paid	$1,896,774
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	54.6%
U.S. Treasury Obligations	44.3%
Money Market Fund	1.1%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTQXX-0425
Wilmington U.S. Treasury Money Market Fund
Wilmington Broad Market Bond Fund
Class A | WABMX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class A)	$73	0.70%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 7.40%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 8.02%.
What contributed to performance?
The Fund’s allocation to corporate securities as well as an increased allocation to agency mortgage-backed securities contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s slightly lower overall duration versus the Index detracted from relative performance over the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Broad Market Bond Fund, assuming the maximum sales load of 4.5%, from April 30, 2015 to April 30, 2025, compared to the Bloomberg U.S. Aggregate Bond Index (broad-based securities market index).
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Broad Market Bond Fund — Class A (including 4.5% maximum sales load)	2.62%	(1.56)%	0.69%
Wilmington Broad Market Bond Fund — Class A (excluding sales load)	7.40%	(0.65)%	1.15%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.54%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$656,980,383
Total number of portfolio holdings	410
Total advisory fees paid	$1,969,139
Portfolio turnover rate as of the end of the reporting period	29%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	40.2%
Mortgage-Backed Securities	27.4%
Corporate Bonds	27.0%
Cash Collateral Invested for Securities on Loan	2.9%
Money Market Fund	1.3%
Government Agencies	1.2%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	28.6%
U.S. Treasury Obligations	40.2%
AA / Aa	0.2%
A / A	6.8%
BBB / Baa	18.6%
BB / Ba	1.4%
Not Rated	4.2%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Broad Market Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WABMX-0425
Wilmington Broad Market Bond Fund

Wilmington Broad Market Bond Fund
Class I | WIBMX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class I)	$45	0.43%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 7.66%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 8.02%.
What contributed to performance?
The Fund’s allocation to corporate securities as well as an increased allocation to agency mortgage-backed securities contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s slightly lower overall duration versus the Index detracted from relative performance over the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Broad Market Bond Fund from April 30, 2015 to April 30, 2025, compared to the Bloomberg U.S. Aggregate Bond Index (broad-based securities market index).
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Broad Market Bond Fund — Class I	7.66%	(0.33)%	1.48%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.54%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$656,980,383
Total number of portfolio holdings	410
Total advisory fees paid	$1,969,139
Portfolio turnover rate as of the end of the reporting period	29%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	40.2%
Mortgage-Backed Securities	27.4%
Corporate Bonds	27.0%
Cash Collateral Invested for Securities on Loan	2.9%
Money Market Fund	1.3%
Government Agencies	1.2%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	28.6%
U.S. Treasury Obligations	40.2%
AA / Aa	0.2%
A / A	6.8%
BBB / Baa	18.6%
BB / Ba	1.4%
Not Rated	4.2%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Broad Market Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WIBMX-0425
Wilmington Broad Market Bond Fund

Wilmington Municipal Bond Fund
Class A | WTABX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class A)	$73	0.72%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 1.93%.
  The Fund performed in line with its benchmark Indexes and finished in the 2nd quartile of the Morningstar Municipal National Intermediate Funds peer group.
  Income return outperformed the negative impact of market return during the reporting period.
  Municipal fund inflows finished 2024 with the fifth best year on record and the flows have remained positive in 2025. The supply of municipal bonds was the highest supply on record in 2024. As of April 2025, supply was 15% higher compared to the same period in the previous year.
  The municipal market experienced volatility in April 2025 with municipal yields rising over 100 basis points in a three-day period in response to Liberation Day tariff announcements. Calmness settled in towards the end of the month.
What contributed to performance?
At the sector level, the Fund’s exposure to Higher Education, Industrial Development and Pollution Control Revenue (primarily prepaid gas), and Pre-refunded bonds provided the largest outperformance during the reporting period. At the credit rating level, exposure to ‘A’ and ‘BBB’ rated securities provided the largest outperformance.
What detracted from performance?
Longer-duration holdings (those with above-average interest rate sensitivity) underperformed during the reporting period due to the negative market return component of total return. The Fund’s underweight to the Local General Obligation (GO) sector was the largest component of underperformance for the reporting period. This was due to a mix of being underweight the sector and having an overweight to longer-duration holdings compared to the Local GO sector of the index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Municipal Bond Fund, assuming the maximum sales load of 4.5%, from April 30, 2015 to April 30, 2025, compared to the Standard & Poor's Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Investment Grade Intermediate Municipal Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Municipal Bond Fund — Class A (including 4.5% maximum sales load)	(2.63)%	(0.00)%	0.86%
Wilmington Municipal Bond Fund — Class A (excluding sales load)	1.93%	0.92%	1.32%
Standard & Poor's Municipal Bond Index	1.64%	1.20%	2.06%
Standard & Poor’s Intermediate Municipal Bond Index	2.22%	1.32%	2.11%
Standard & Poor’s Investment Grade Intermediate Municipal Bond Index	2.15%	1.21%	2.04%
Effective August 31, 2024, the Fund selected the Standard & Poor’s Municipal Bond Index as its broad-based securities market benchmark which is believed to be broadly representative of the overall applicable securities market in which the Fund invests. The Fund will continue to measure its performance against the Standard & Poor’s Intermediate Municipal Bond Index and the Standard & Poor’s Investment Grade Intermediate Municipal Bond Index as they are believed to be representative of the investment strategy of the Fund.
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$335,921,667
Total number of portfolio holdings	199
Total advisory fees paid	$990,626
Portfolio turnover rate as of the end of the reporting period	22%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	20.1%
Medical	14.9%
General Obligations	13.0%
Airport	11.4%
Transportation	8.4%
Higher Education	8.0%
Power	5.9%
School District	4.7%
Development	3.5%
Education	2.7%
Water	1.8%
Student Loan	1.8%
Utilities	1.8%
Tobacco Settlement	0.3%
Multifamily Housing	0.3%
Housing	0.1%
Exchange-Traded Funds	0.4%
Money Market Fund	0.9%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	8.9%
AA / Aa	25.1%
A / A	47.4%
BBB / Baa	14.6%
Not Rated	4.0%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTABX-0425
Wilmington Municipal Bond Fund

Wilmington Municipal Bond Fund
Class I | WTAIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class I)	$48	0.47%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 2.20%.
  The Fund performed in line with its benchmark Indexes and finished in the 2nd quartile of the Morningstar Municipal National Intermediate Funds peer group.
  Income return outperformed the negative impact of market return during the reporting period.
  Municipal fund inflows finished 2024 with the fifth best year on record and the flows have remained positive in 2025. The supply of municipal bonds was the highest supply on record in 2024. As of April 2025, supply was 15% higher compared to the same period in the previous year.
  The municipal market experienced volatility in April 2025 with municipal yields rising over 100 basis points in a three-day period in response to Liberation Day tariff announcements. Calmness settled in towards the end of the month.
What contributed to performance?
At the sector level, the Fund’s exposure to Higher Education, Industrial Development and Pollution Control Revenue (primarily prepaid gas), and Pre-refunded bonds provided the largest outperformance during the reporting period. At the credit rating level, exposure to ‘A’ and ‘BBB’ rated securities provided the largest outperformance.
What detracted from performance?
Longer-duration holdings (those with above-average interest rate sensitivity) underperformed during the reporting period due to the negative market return component of total return. The Fund’s underweight to the Local General Obligation (GO) sector was the largest component of underperformance for the reporting period. This was due to a mix of being underweight the sector and having an overweight to longer-duration holdings compared to the Local GO sector of the index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Municipal Bond Fund from April 30, 2015 to April 30, 2025, compared to the Standard & Poor's Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Investment Grade Intermediate Municipal Bond Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Municipal Bond Fund — Class I	2.20%	1.17%	1.57%
Standard & Poor's Municipal Bond Index	1.64%	1.20%	2.06%
Standard & Poor’s Intermediate Municipal Bond Index	2.22%	1.32%	2.11%
Standard & Poor’s Investment Grade Intermediate Municipal Bond Index	2.15%	1.21%	2.04%
Effective August 31, 2024, the Fund selected the Standard & Poor’s Municipal Bond Index as its broad-based securities market benchmark which is believed to be broadly representative of the overall applicable securities market in which the Fund invests. The Fund will continue to measure its performance against the Standard & Poor’s Intermediate Municipal Bond Index and the Standard & Poor’s Investment Grade Intermediate Municipal Bond Index as they are believed to be representative of the investment strategy of the Fund.
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$335,921,667
Total number of portfolio holdings	199
Total advisory fees paid	$990,626
Portfolio turnover rate as of the end of the reporting period	22%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	20.1%
Medical	14.9%
General Obligations	13.0%
Airport	11.4%
Transportation	8.4%
Higher Education	8.0%
Power	5.9%
School District	4.7%
Development	3.5%
Education	2.7%
Water	1.8%
Student Loan	1.8%
Utilities	1.8%
Tobacco Settlement	0.3%
Multifamily Housing	0.3%
Housing	0.1%
Exchange-Traded Funds	0.4%
Money Market Fund	0.9%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	8.9%
AA / Aa	25.1%
A / A	47.4%
BBB / Baa	14.6%
Not Rated	4.0%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTAIX-0425
Wilmington Municipal Bond Fund

Wilmington New York
Municipal Bond Fund
Class A | WNYAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class A)	$82	0.81%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 1.43%.
  The Fund underperformed two of its three benchmark Indexes, however, it performed in line with the Morningstar Municipal New York Intermediate Funds peer group.
  Income return outperformed the impact of negative market return during the reporting period.
  Municipal fund inflows finished 2024 with the fifth best year on record and flows have remained positive in 2025. The supply of municipal bonds was the highest supply on record in 2024. As of April 2025, supply was 15% higher compared to the same period in the previous year.
  The municipal market experienced volatility in April 2025 with municipal yields rising over 100 basis points in a three-day period in response to Liberation Day tariff announcements. Calmness settled in towards the end of the month.
What contributed to performance?
At the sector level, the Fund's exposure to Higher Education, Toll Road and Healthcare bonds provided the largest outperformance during the reporting period. At the credit rating level, exposure to ‘A’ and ‘BBB’ rated securities provided the largest outperformance.
What detracted from performance?
Longer-duration holdings underperformed during the reporting period due to the impact of negative market return component of total return. The Fund’s underweight to Local General Obligation (GO) sector was the largest component of underperformance for the reporting period. This was due to a mix of being underweight the sector and having an overweight to longer-duration holdings compared to the Local GO sector of the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington New York Municipal Bond Fund, assuming the maximum sales load of 4.5%, from April 30, 2015 to April 30, 2025, compared to the Standard & Poor’s Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington New York Municipal Bond Fund — Class A (including 4.5% maximum sales load)	(3.14)%	(0.28)%	0.62%
Wilmington New York Municipal Bond Fund — Class A (excluding sales load)	1.43%	0.64%	1.08%
Standard & Poor's Municipal Bond Index	1.64%	1.20%	2.06%
Standard & Poor’s Intermediate Municipal Bond Index	2.22%	1.32%	2.11%
Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index	1.89%	1.44%	1.90%
Effective August 31, 2024, the Fund selected the Standard & Poor’s Municipal Bond Index as its broad-based securities market benchmark which is believed to be broadly representative of the overall applicable securities market in which the Fund invests. The Fund will continue to measure its performance against the Standard & Poor’s Intermediate Municipal Bond Index and the Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index as they are believed to be representative of the investment strategy of the Fund.
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$38,813,557
Total number of portfolio holdings	47
Total advisory fees paid	$-
Portfolio turnover rate as of the end of the reporting period	27%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	24.2%
Higher Education	13.7%
General Obligations	12.1%
Education	10.1%
Airport	8.2%
Medical	7.2%
Transportation	4.8%
Development	4.6%
Water	4.2%
School District	4.0%
Utilities	3.1%
Power	2.7%
Money Market Fund	1.1%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	5.8%
AA / Aa	49.6%
A / A	24.3%
BBB / Baa	19.2%
Not Rated	1.1%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington New York Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WNYAX-0425
Wilmington New York Municipal Bond Fund

Wilmington New York
Municipal Bond Fund
Class I | WNYIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class I)	$56	0.56%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 1.68%.
  The Fund underperformed two of its three benchmark Indexes, however, it performed in line with the Morningstar Municipal New York Intermediate Funds peer group.
  Income return outperformed the impact of negative market return during the reporting period.
  Municipal fund inflows finished 2024 with the fifth best year on record and flows have remained positive in 2025. The supply of municipal bonds was the highest supply on record in 2024. As of April 2025, supply was 15% higher compared to the same period in the previous year.
  The municipal market experienced volatility in April 2025 with municipal yields rising over 100 basis points in a three-day period in response to Liberation Day tariff announcements. Calmness settled in towards the end of the month.
What contributed to performance?
At the sector level, the Fund's exposure to Higher Education, Toll Road and Healthcare bonds provided the largest outperformance during the reporting period. At the credit rating level, exposure to ‘A’ and ‘BBB’ rated securities provided the largest outperformance.
What detracted from performance?
Longer-duration holdings underperformed during the reporting period due to the impact of negative market return component of total return. The Fund’s underweight to Local General Obligation (GO) sector was the largest component of underperformance for the reporting period. This was due to a mix of being underweight the sector and having an overweight to longer-duration holdings compared to the Local GO sector of the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington New York Municipal Bond Fund from April 30, 2015 to April 30, 2025, compared to the Standard & Poor’s Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington New York Municipal Bond Fund — Class I	1.68%	0.91%	1.34%
Standard & Poor's Municipal Bond Index	1.64%	1.20%	2.06%
Standard & Poor’s Intermediate Municipal Bond Index	2.22%	1.32%	2.11%
Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index	1.89%	1.44%	1.90%
Effective August 31, 2024, the Fund selected the Standard & Poor’s Municipal Bond Index as its broad-based securities market benchmark which is believed to be broadly representative of the overall applicable securities market in which the Fund invests. The Fund will continue to measure its performance against the Standard & Poor’s Intermediate Municipal Bond Index and the Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index as they are believed to be representative of the investment strategy of the Fund.
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$38,813,557
Total number of portfolio holdings	47
Total advisory fees paid	$-
Portfolio turnover rate as of the end of the reporting period	27%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	24.2%
Higher Education	13.7%
General Obligations	12.1%
Education	10.1%
Airport	8.2%
Medical	7.2%
Transportation	4.8%
Development	4.6%
Water	4.2%
School District	4.0%
Utilities	3.1%
Power	2.7%
Money Market Fund	1.1%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	5.8%
AA / Aa	49.6%
A / A	24.3%
BBB / Baa	19.2%
Not Rated	1.1%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington New York Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WNYIX-0425
Wilmington New York Municipal Bond Fund

Wilmington Enhanced Dividend
Income Strategy Fund
Class A | WDIAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class A)	$78	0.75%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 7.88%.
  U.S. Equities posted strong returns as underlying economic growth remained robust and inflation concerns eased.
  The U.S. Federal Reserve (the “Fed”) lowered its target fed-funds rate, albeit modestly, as it balanced the potential for a slowing economy against the possibility of lingering inflation.
  Higher dividend yielding stocks lagged with investors favoring pro-cyclical areas of the market.
What contributed to performance?
Stock selection was the biggest positive contributor to relative performance. Individual stock selection within the technology sector accounted for the majority of the positive impact. Broadcom (AVGO) and IBM (IBM) both appreciated during the period as Artificial Intelligence (AI) semiconductors and associated software experienced strong increases in demand.
What detracted from performance?
The biggest individual factor detractor was dividend yield. Dividend yield is the Fund’s largest active factor exposure. Given the income focus of the Fund, we would expect to maintain an overweight allocation to the dividend yield factor. Holdings within the Industrials sector also negatively impacted relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Enhanced Dividend Income Strategy Fund, assuming the maximum sales load of 5.5%, from April 30, 2015 to April 30, 2025, compared to the Russell 1000® Index (broad-based securities market index) and Russell 1000® Value Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Enhanced Dividend Income Strategy Fund — Class A (including 5.5% maximum sales load)	1.95%	8.26%	5.11%
Wilmington Enhanced Dividend Income Strategy Fund — Class A (excluding sales load)	7.88%	9.50%	5.71%
Russell 1000® Index	11.94%	15.42%	12.03%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Effective August 31, 2024, the Fund selected the Russell 1000® Index as its broad-based securities market benchmark which is believed to be broadly representative of the overall applicable securities market in which the Fund invests. The Fund will continue to measure its performance against the Russell 1000® Value Index as it is considered to be representative of the investment strategy of the Fund.
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$75,936,141
Total number of portfolio holdings	51
Total advisory fees paid	$32,518
Portfolio turnover rate as of the end of the reporting period	16%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	96.9%
Money Market Fund	3.1%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	22.3%
Information Technology	13.6%
Health Care	13.5%
Consumer Staples	10.4%
Industrials	8.0%
Energy	6.7%
Utilities	6.0%
Real Estate	5.5%
Consumer Discretionary	4.8%
Communication Services	4.4%
Materials	1.7%
Where can I find more information?
For more information about Wilmington Enhanced Dividend Income Strategy Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WDIAX-0425
Wilmington Enhanced Dividend Income Strategy Fund

Wilmington Enhanced Dividend
Income Strategy Fund
Class I | WDIIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class I)	$52	0.50%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 8.19%.
  U.S. Equities posted strong returns as underlying economic growth remained robust and inflation concerns eased.
  The U.S. Federal Reserve (the “Fed”) lowered its target fed-funds rate, albeit modestly, as it balanced the potential for a slowing economy against the possibility of lingering inflation.
  Higher dividend yielding stocks lagged with investors favoring pro-cyclical areas of the market.
What contributed to performance?
Stock selection was the biggest positive contributor to relative performance. Individual stock selection within the technology sector accounted for the majority of the positive impact. Broadcom (AVGO) and IBM (IBM) both appreciated during the period as Artificial Intelligence (AI) semiconductors and associated software experienced strong increases in demand.
What detracted from performance?
The biggest individual factor detractor was dividend yield. Dividend yield is the Fund’s largest active factor exposure. Given the income focus of the Fund, we would expect to maintain an overweight allocation to the dividend yield factor. Holdings within the Industrials sector also negatively impacted relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Enhanced Dividend Income Strategy Fund from April 30, 2015 to April 30, 2025, compared to the Russell 1000® Index (broad-based securities market index) and Russell 1000® Value Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Enhanced Dividend Income Strategy Fund — Class I	8.19%	9.76%	5.97%
Russell 1000® Index	11.94%	15.42%	12.03%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Effective August 31, 2024, the Fund selected the Russell 1000® Index as its broad-based securities market benchmark which is believed to be broadly representative of the overall applicable securities market in which the Fund invests. The Fund will continue to measure its performance against the Russell 1000® Value Index as it is considered to be representative of the investment strategy of the Fund.
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$75,936,141
Total number of portfolio holdings	51
Total advisory fees paid	$32,518
Portfolio turnover rate as of the end of the reporting period	16%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	96.9%
Money Market Fund	3.1%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	22.3%
Information Technology	13.6%
Health Care	13.5%
Consumer Staples	10.4%
Industrials	8.0%
Energy	6.7%
Utilities	6.0%
Real Estate	5.5%
Consumer Discretionary	4.8%
Communication Services	4.4%
Materials	1.7%
Where can I find more information?
For more information about Wilmington Enhanced Dividend Income Strategy Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WDIIX-0425
Wilmington Enhanced Dividend Income Strategy Fund

Wilmington Large-Cap Strategy Fund
Class I | WMLIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington Large-Cap Strategy Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Large-Cap Strategy Fund (Class I)	$26	0.25%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 11.63%.
  For the same period, the Russell 1000 Index (the “Index”) returned 11.94%.
  During the same period the Fund maintained sector weightings in line with the benchmark Index resulting in similar performance.
The Fund ended the annual fiscal year up, led by the following sectors: financials, utilities, communication services and real estate. Energy was the worst performing sector as oil prices declined over 25% amid signs of slowing economic growth and cooling tensions in the Middle East. Elsewhere, the Artificial Intelligence (AI) theme continued to play out as technology was the best performing sector for the first seven months of the period. The technology sector momentum buoyed U.S. equity markets for most of the period before falling drastically after the Chinese AI startup – known as DeepSeek – took the investing world largely by surprise. DeepSeek claimed to be able to train its AI models at a fraction of the cost that major U.S. tech firms spent putting into question the future of AI capex (capital expenditure). In addition to DeepSeek, volatile trading conditions persisted following Liberation Day as investors continued to digest potential tariff headwinds. Overall, uncertainty in the equity market cooled in recent weeks but remains at elevated levels as the financial impact of tariffs continues to filter through into earnings. Management teams have been reluctant to provide forward guidance as they work to re-order supply chains and control costs.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Large-Cap Strategy Fund from April 30, 2015 to April 30, 2025, compared to the Russell 1000® Index (broad-based securities market index).
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Large-Cap Strategy Fund — Class I	11.63%	15.20%	11.83%
Russell 1000® Index	11.94%	15.42%	12.03%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$528,891,788
Total number of portfolio holdings	1,002
Total advisory fees paid	$818,959
Portfolio turnover rate as of the end of the reporting period	7%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	99.3%
Cash Collateral Invested for Securities on Loan	0.5%
Investment Companies	0.2%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Information Technology	28.7%
Financials	14.8%
Health Care	10.7%
Consumer Discretionary	10.4%
Industrials	9.3%
Communication Services	9.1%
Consumer Staples	5.9%
Energy	3.2%
Real Estate	2.5%
Utilities	2.4%
Materials	2.3%
Where can I find more information?
For more information about Wilmington Large-Cap Strategy Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WMLIX-0425
Wilmington Large-Cap Strategy Fund

Wilmington International Fund
Class A | WINAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class A)	$115	1.08%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 13.69%.
  The Wilmington International Fund had positive performance and outperformed the benchmark, the MSCI All Country World ex-US Index, during the year.
  The portfolio’s two active European managers outperformed their respective regional benchmarks, while the emerging markets manager underperformed its regional benchmark.
  The market environment was volatile during the year, marked by US presidential transition, US dollar volatility (weakening in the latter portion aided non-US equity performance), landmark defense and infrastructure spending reform in Germany, and implementation of tariffs by the new US administration.
What contributed to performance?
Relative to the benchmark, the Fund had strong selection across several sectors, most notably industrials (Rheinmetall, Babcock International), consumer discretionary (Alibaba), and consumer staples (Philip Morris International). Modest underweighting to materials and energy also contributed to performance. From a region/country perspective, the Fund had its strongest selection in Europe, particularly Germany and France, as well as Japan and emerging Asia.
What detracted from performance?
Relative to the benchmark, selection in technology (Samsung Electronics, Unimicron) and communication services (Kanzhun Ltd) detracted from performance. Modest underweighting to financials also detracted from performance. From a region/country perspective, selection in the Middle East, particularly UAE, and Latin America, particularly Brazil, detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington International Fund, assuming the maximum sales load of 5.5%, from April 30, 2015 to April 30, 2025, compared to the MSCI ACWI ex-US Net Index (broad-based securities market index).
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington International Fund — Class A (including 5.5% maximum sales load)	7.48%	7.63%	3.63%
Wilmington International Fund — Class A (excluding sales load)	13.69%	8.86%	4.22%
MSCI ACWI ex-US Net Index	11.93%	10.09%	4.83%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$499,285,591
Total number of portfolio holdings	366
Total advisory fees paid	$3,537,469
Portfolio turnover rate as of the end of the reporting period	34%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	88.7%
Cash Collateral Invested for Securities on Loan	4.6%
Exchange-Traded Funds	3.6%
Money Market Fund	3.1%
Long Equity Index Futures (Notional Value)	2.4%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	21.3%
Industrials	14.3%
Information Technology	10.6%
Health Care	8.8%
Consumer Discretionary	8.7%
Consumer Staples	7.6%
Materials	5.0%
Communication Services	4.8%
Energy	3.6%
Utilities	2.4%
Real Estate	1.6%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.6%
United States	10.2%
United Kingdom	9.9%
China	6.8%
France	6.4%
Canada	5.8%
Germany	5.4%
Taiwan	4.6%
Australia	2.7%
South Korea	2.3%
Netherlands	2.1%
Hong Kong	2.0%
Switzerland	1.6%
Denmark	1.6%
India	1.5%
Austria	1.4%
South Africa	1.4%
Mexico	1.3%
Spain	1.2%
Brazil	1.1%
Norway	1.0%
Sweden	1.0%
Other Countries	7.4%
Where can I find more information?
For more information about Wilmington International Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WINAX-0425
Wilmington International Fund

Wilmington International Fund
Class I | WINIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class I)	$89	0.83%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 14.00%.
  The Wilmington International Fund had positive performance and outperformed the benchmark, the MSCI All Country World ex-US Index, during the year.
  The portfolio’s two active European managers outperformed their respective regional benchmarks, while the emerging markets manager underperformed its regional benchmark.
  The market environment was volatile during the year, marked by US presidential transition, US dollar volatility (weakening in the latter portion aided non-US equity performance), landmark defense and infrastructure spending reform in Germany, and implementation of tariffs by the new US administration.
What contributed to performance?
Relative to the benchmark, the Fund had strong selection across several sectors, most notably industrials (Rheinmetall, Babcock International), consumer discretionary (Alibaba), and consumer staples (Philip Morris International). Modest underweighting to materials and energy also contributed to performance. From a region/country perspective, the Fund had its strongest selection in Europe, particularly Germany and France, as well as Japan and emerging Asia.
What detracted from performance?
Relative to the benchmark, selection in technology (Samsung Electronics, Unimicron) and communication services (Kanzhun Ltd) detracted from performance. Modest underweighting to financials also detracted from performance. From a region/country perspective, selection in the Middle East, particularly UAE, and Latin America, particularly Brazil, detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington International Fund from April 30, 2015 to April 30, 2025, compared to the MSCI ACWI ex-US Net Index (broad-based securities market index).
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington International Fund — Class I	14.00%	9.11%	4.40%
MSCI ACWI ex-US Net Index	11.93%	10.09%	4.83%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$499,285,591
Total number of portfolio holdings	366
Total advisory fees paid	$3,537,469
Portfolio turnover rate as of the end of the reporting period	34%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	88.7%
Cash Collateral Invested for Securities on Loan	4.6%
Exchange-Traded Funds	3.6%
Money Market Fund	3.1%
Long Equity Index Futures (Notional Value)	2.4%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	21.3%
Industrials	14.3%
Information Technology	10.6%
Health Care	8.8%
Consumer Discretionary	8.7%
Consumer Staples	7.6%
Materials	5.0%
Communication Services	4.8%
Energy	3.6%
Utilities	2.4%
Real Estate	1.6%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.6%
United States	10.2%
United Kingdom	9.9%
China	6.8%
France	6.4%
Canada	5.8%
Germany	5.4%
Taiwan	4.6%
Australia	2.7%
South Korea	2.3%
Netherlands	2.1%
Hong Kong	2.0%
Switzerland	1.6%
Denmark	1.6%
India	1.5%
Austria	1.4%
South Africa	1.4%
Mexico	1.3%
Spain	1.2%
Brazil	1.1%
Norway	1.0%
Sweden	1.0%
Other Countries	7.4%
Where can I find more information?
For more information about Wilmington International Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WINIX-0425
Wilmington International Fund

Wilmington Global Alpha Equities Fund
Class A | WRAAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class A)	$155	1.49%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 8.59%.
  The Wilmington Global Alpha Equities Fund had positive performance and outperformed the benchmark, the HFRX Equity Hedge Index, during the last fiscal year but underperformed the broad-based market index, the MSCI ACWI Index.
  Seven of the nine active strategies within the Fund outperformed the global equities, as measured by the MSCI ACWI Index.
  Six of nine active managers outperformed their specific strategy benchmarks.
What contributed to performance?
The long portfolio gained nearly 15%, outperforming the MSCI ACWI Index by over 300 bps. Top performing exposures were the China strategy, the international value strategy, and the global high dividend strategy.
What detracted from performance?
The hedging portfolio, which consists of short positions in equity index futures contracts detracted from absolute performance as equities rose for the period. However, the hedge portfolio of the Fund generated outperformance versus an equivalent short position in the MSCI ACWI Index by almost 500 basis points (bps) leading to a long/short spread of 800 bps. This spread allowed the Fund to capture 75% of the total return of the MSCI ACWI Index with a market sensitivity exposure of a beta of 0.4.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Global Alpha Equities Fund, assuming the maximum sales load of 5.5%, from April 30, 2015 to April 30, 2025, compared to the MSCI ACWI Index (Net) (broad-based securities market index) and HFRX Equity Hedge Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Global Alpha Equities Fund — Class A (including 5.5% maximum sales load)	2.61%	4.48%	2.83%
Wilmington Global Alpha Equities Fund — Class A (excluding sales load)	8.59%	5.67%	3.41%
MSCI ACWI Index (Net)	11.84%	13.07%	8.63%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
Effective August 31, 2024, the Fund selected the MSCI ACWI Index (Net) as its broad-based securities market benchmark which is believed to be broadly representative of the overall applicable securities market in which the Fund invests. The Fund will continue to measure its performance against the HFRX Equity Hedge Index as it is considered to be representative of the investment strategy of the Fund.
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$240,384,366
Total number of portfolio holdings	713
Total advisory fees paid	$1,836,559
Portfolio turnover rate as of the end of the reporting period	82%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	97.1%
Money Market Fund	2.3%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.2%
Long Equity Index Futures (Notional Value)	1.2%
Short Equity Index Futures (Notional Value)	(49.6)%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	20.8%
Information Technology	14.5%
Industrials	14.3%
Consumer Discretionary	9.5%
Health Care	9.3%
Consumer Staples	8.2%
Communication Services	7.4%
Materials	4.3%
Utilities	3.2%
Energy	3.2%
Real Estate	2.4%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	48.7%
Japan	13.1%
United Kingdom	7.0%
France	4.5%
Canada	3.5%
China	3.4%
Germany	2.8%
Netherlands	1.7%
Hong Kong	1.5%
Italy	1.4%
Switzerland	1.4%
Other Countries	8.7%
Where can I find more information?
For more information about Wilmington Global Alpha Equities Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WRAAX-0425
Wilmington Global Alpha Equities Fund

Wilmington Global Alpha Equities Fund
Class I | WRAIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class I)	$129	1.24%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 8.85%.
  The Wilmington Global Alpha Equities Fund had positive performance and outperformed the benchmark, the HFRX Equity Hedge Index, during the last fiscal year but underperformed the broad-based market index, the MSCI ACWI Index.
  Seven of the nine active strategies within the Fund outperformed the global equities, as measured by the MSCI ACWI Index.
  Six of nine active managers outperformed their specific strategy benchmarks.
What contributed to performance?
The long portfolio gained nearly 15%, outperforming the MSCI ACWI Index by over 300 bps. Top performing exposures were the China strategy, the international value strategy, and the global high dividend strategy.
What detracted from performance?
The hedging portfolio, which consists of short positions in equity index futures contracts detracted from absolute performance as equities rose for the period. However, the hedge portfolio of the Fund generated outperformance versus an equivalent short position in the MSCI ACWI Index by almost 500 basis points (bps) leading to a long/short spread of 800 bps. This spread allowed the Fund to capture 75% of the total return of the MSCI ACWI Index with a market sensitivity exposure of a beta of 0.4.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Global Alpha Equities Fund from April 30, 2015 to April 30, 2025, compared to the MSCI ACWI Index (Net) (broad-based securities market index) and HFRX Equity Hedge Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Global Alpha Equities Fund — Class I	8.85%	5.92%	3.68%
MSCI ACWI Index (Net)	11.84%	13.07%	8.63%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
Effective August 31, 2024, the Fund selected the MSCI ACWI Index (Net) as its broad-based securities market benchmark which is believed to be broadly representative of the overall applicable securities market in which the Fund invests. The Fund will continue to measure its performance against the HFRX Equity Hedge Index as it is considered to be representative of the investment strategy of the Fund.
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$240,384,366
Total number of portfolio holdings	713
Total advisory fees paid	$1,836,559
Portfolio turnover rate as of the end of the reporting period	82%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	97.1%
Money Market Fund	2.3%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.2%
Long Equity Index Futures (Notional Value)	1.2%
Short Equity Index Futures (Notional Value)	(49.6)%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	20.8%
Information Technology	14.5%
Industrials	14.3%
Consumer Discretionary	9.5%
Health Care	9.3%
Consumer Staples	8.2%
Communication Services	7.4%
Materials	4.3%
Utilities	3.2%
Energy	3.2%
Real Estate	2.4%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	48.7%
Japan	13.1%
United Kingdom	7.0%
France	4.5%
Canada	3.5%
China	3.4%
Germany	2.8%
Netherlands	1.7%
Hong Kong	1.5%
Italy	1.4%
Switzerland	1.4%
Other Countries	8.7%
Where can I find more information?
For more information about Wilmington Global Alpha Equities Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WRAIX-0425
Wilmington Global Alpha Equities Fund

Wilmington Real Asset Fund
Class A | WMMRX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class A)	$85	0.82%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 8.41%.
  The Fund had positive performance and outperformed the Blended Index, which consisted of a 50% weighting to the Bloomberg Commodity Index and 50% to the S&P Developed Property Index.
  The Fund’s performance against the broad-based market indexes was mixed with it underperforming the MSCI All Country World Index but outperforming the Bloomberg U.S. Aggregate Bond Index.
  Both the Fund’s Commodity/Other Real Assets exposure and Real Estate exposure were positive and outperformed their respective benchmarks.
What contributed to performance?
Within Real Estate, the Fund’s US exposure led performance and the Fund’s global exposure also outperformed. Within commodities, the Fund’s MLP and Pipeline exposure was up over 40%. While a small allocation, the magnitude of outperformance provided a material contribution at the Fund level. Additionally, the Fund’s commodity futures managers, the largest exposure also outperformed.
What detracted from performance?
Within Real Estate, the Fund’s international exposure detracted due to emerging market positions. Within Commodities/Other Real Assets, the sole detractor was the Fund’s small position in natural resource equities.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Real Asset Fund, assuming the maximum sales load of 5.5%, from April 30, 2015 to April 30, 2025, compared to the MSCI ACWI Index (Net) (broad-based securities market index), Bloomberg U.S. Aggregate Bond Index (broad-based securities market index), Real Asset Blended Index and Bloomberg Commodity Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Real Asset Fund — Class A (including 5.5% maximum sales load)	2.44%	5.94%	2.46%
Wilmington Real Asset Fund — Class A (excluding sales load)	8.41%	7.15%	3.04%
MSCI ACWI Index (Net)	11.84%	13.07%	8.63%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.54%
Real Asset Blended Index	8.20%	7.84%	3.60%
Bloomberg Commodity Index	4.08%	13.74%	1.70%
Effective August 31, 2024, the Fund selected the MSCI ACWI Index (Net) and the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market benchmarks which are believed to be broadly representative of the overall applicable securities markets in which the Fund invests. The Fund will continue to measure its performance against the Real Asset Blended Index that is constructed by the Advisor and the Bloomberg Commodity Index as they are believed to be representative of the investment strategy of the Fund.
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$386,524,203
Total number of portfolio holdings	422
Total advisory fees paid	$1,542,958
Portfolio turnover rate as of the end of the reporting period	6%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	32.6%
Real Estate Related Exchange-Traded Funds	9.2%
Real Estate Related Common Stocks	7.1%
Real Estate Related Investment Company	3.2%
Commodity Related Investment Companies	44.9%
Commodity Related Exchange-Traded Funds	1.6%
Money Market Fund	0.7%
Cash Collateral Invested for Securities on Loan	0.7%
Where can I find more information?
For more information about Wilmington Real Asset Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WMMRX-0425
Wilmington Real Asset Fund

Wilmington Real Asset Fund
Class I | WMRIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class I)	$59	0.57%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 8.70%.
  The Fund had positive performance and outperformed the Blended Index, which consisted of a 50% weighting to the Bloomberg Commodity Index and 50% to the S&P Developed Property Index.
  The Fund’s performance against the broad-based market indexes was mixed with it underperforming the MSCI All Country World Index but outperforming the Bloomberg U.S. Aggregate Bond Index.
  Both the Fund’s Commodity/Other Real Assets exposure and Real Estate exposure were positive and outperformed their respective benchmarks.
What contributed to performance?
Within Real Estate, the Fund’s US exposure led performance and the Fund’s global exposure also outperformed. Within commodities, the Fund’s MLP and Pipeline exposure was up over 40%. While a small allocation, the magnitude of outperformance provided a material contribution at the Fund level. Additionally, the Fund’s commodity futures managers, the largest exposure also outperformed.
What detracted from performance?
Within Real Estate, the Fund’s international exposure detracted due to emerging market positions. Within Commodities/Other Real Assets, the sole detractor was the Fund’s small position in natural resource equities.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Real Asset Fund from April 30, 2015 to April 30, 2025, compared to the MSCI ACWI Index (Net) (broad-based securities market index), Bloomberg U.S. Aggregate Bond Index (broad-based securities market index), Real Asset Blended Index and Bloomberg Commodity Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Real Asset Fund — Class I	8.70%	7.43%	3.30%
MSCI ACWI Index (Net)	11.84%	13.07%	8.63%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.54%
Real Asset Blended Index	8.20%	7.84%	3.60%
Bloomberg Commodity Index	4.08%	13.74%	1.70%
Effective August 31, 2024, the Fund selected the MSCI ACWI Index (Net) and the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market benchmarks which are believed to be broadly representative of the overall applicable securities markets in which the Fund invests. The Fund will continue to measure its performance against the Real Asset Blended Index that is constructed by the Advisor and the Bloomberg Commodity Index as they are believed to be representative of the investment strategy of the Fund.
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$386,524,203
Total number of portfolio holdings	422
Total advisory fees paid	$1,542,958
Portfolio turnover rate as of the end of the reporting period	6%
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	32.6%
Real Estate Related Exchange-Traded Funds	9.2%
Real Estate Related Common Stocks	7.1%
Real Estate Related Investment Company	3.2%
Commodity Related Investment Companies	44.9%
Commodity Related Exchange-Traded Funds	1.6%
Money Market Fund	0.7%
Cash Collateral Invested for Securities on Loan	0.7%
Where can I find more information?
For more information about Wilmington Real Asset Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributions, Inc. is the distributor of the Wilmington Funds.
WT-AR-WMRIX-0425
Wilmington Real Asset Fund

(b) Not applicable

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There have been no amendments to the registrant’s code of ethics that apply to its Principal Executive Officer or Principal Financial Officer.

(d) The registrant has not granted any waivers, including an implicit waiver, from any provisions of its code of ethics during the reporting period for this Form N-CSR.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-836-2211, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that each member of the Board’s Audit Committee is an “audit committee financial expert,” and that each such member is “independent,” for purposes of this Item. The Audit Committee consists of the following Board members: Gregory P. Chandler, Donald E. Foley, H. Thomas McMeekin and Valerie J. Sill.

Item 4. Principal Accountant Fees and Services.

(a)  The Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were as follows:

Fiscal year ended 2025 - $435,894

Fiscal year ended 2024 - $433,285

(b)  Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported above in Item 4(a) were as follows:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 and $0, respectively.

(c)  Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were as follows:

Fiscal year ended 2025 - $146,382

Fiscal year ended 2024 - $208,485

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 and $0, respectively.

(d)  All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item were as follows:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 and $0, respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre- approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)

The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant or to its accountant during the fiscal year in which the services are provided;

(2)

Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)

Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

(f) Not applicable.

(g)  Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant:

Fiscal year ended 2025 – $146,382

Fiscal year ended 2024 – $208,485

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual financial statements and other information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are included in the annual financial statements and other information attached herewith.

Wilmington FUNDS April 30, 2025 PRESIDENT’S MESSAGE AND ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION WILMINGTON FUNDS Equity Funds Wilmington Enhanced Dividend Income Strategy Fund Wilmington Large-Cap Strategy Fund

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Annual Financial Statements of the Enhanced Dividend Income Strategy Fund and Large-Cap Strategy Fund (the “Funds”), covering the Funds’ annual fiscal year of May 1, 2024, through April 30, 2025.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ annual fiscal year.

The economy

It was an eventful period as economic conditions changed rapidly over the annual fiscal year. The most notable event came towards the end of the period (on April 2nd or “Liberation Day”) as newly elected President Donald Trump began his second term by working to re-order global trade via major tariff announcements. The Liberation Day tariffs shocked investors – in both scale and breadth – sending the U.S. tariff rate to its highest level in 119 years. Stagflation (low growth and high inflation) became a major concern among economists and strategists across Wall Street as they rushed to quantify the economic impact of the tariffs and any potential retaliations from U.S. trading partners. The remainder of April was turbulent as whipsawing tariff policies made it difficult for the market to price risk. U.S. assets (including Treasuries and the dollar) saw substantial outflows as Treasury yields spiked in April and investors dismissed the typical safe-haven status of U.S. assets. Volatility in financial markets cooled towards the end of April as tariff threats de-escalated and hard economic data continued to show an economy on decent footing. Soft data (such as sentiment and survey readings), however, deteriorated to near historic levels as business leaders, consumers, and investors dealt with unprecedented levels of uncertainty. Overall, inflation data in the U.S. largely decelerated, moving closer to the Federal Reserve’s (the Fed’s) 2% target. The Fed also cut interest rates by 100 bps during the annual fiscal year which included a 50 basis point1 rate cut at the September meeting. The Fed funds rate target range ended the period between 4.25%-4.5% (its lowest level in two years) though expectations of future rate cuts diminished significantly.

Bond markets

As with the economic backdrop, it was a choppy period across the global bond market. Overall, Treasury yields pushed lower across the curve as the Fed lowered interest rates and inflation concerns continued to fade. Combined with lower growth expectations, the benchmark 10-year Treasury yield declined 52 basis points. At the short end of the curve (more sensitive to monetary policy), the two-year yield slid over 140 basis points during the period as the Fed eased monetary policy. Overall, fixed income performed well over the annual fiscal year with the Bloomberg U.S. Aggregate Bond Index advancing 8.02% (its best fiscal year since 2020). Within corporate credit, spreads widened moderately as the heightened tariff rate led to increased risk for high yield assets. U.S. Treasuries also felt pressure towards the end of the period as concerns over the ballooning U.S. deficit took the spotlight – driven by U.S. asset outflows and the looming tax bill.

For the 12-month period May 1, 2024, to April 30, 2025, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]

7.68%	8.02%	7.61%	1.66%	8.69%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

During the period, momentum led U.S. large cap stocks to numerous new all-time highs. Overall, the S&P 500 ended the annual fiscal year up 12.10%, led by financials (+22.82%), utilities (+21.98%), and real estate (+18.41%). Energy (-10.77%) was the worst performing sector as oil prices declined over 25% amid signs of slowing economic growth and cooling tensions in the Middle East. Elsewhere, the AI theme continued to play out as tech was the best performing sector for the first seven months of the period. The tech momentum buoyed U.S. equity markets for most of the period before falling drastically after the Chinese AI startup – known as DeepSeek – took the investing world largely by surprise. DeepSeek claimed to be able to train its AI models at a fraction of the cost that major U.S. tech firms spent putting into question the future of AI capex (capital expenditure). In addition to DeepSeek, volatile trading conditions persisted following Liberation Day as investors

April 30, 2025 / PRESIDENT’S MESSAGE

ii

continued to digest potential tariff headwinds (S&P 500 troughed down 18.90% following Liberation Day). Overall, uncertainty in the equity market cooled in recent weeks but remains at elevated levels as the financial impact of tariffs continues to filter through into earnings. Management teams have been reluctant to provide forward guidance as they work to re-order supply chains and control costs.

Turmoil in U.S. markets led to opportunities for international stocks as the MSCI EAFE Index and MSCI Emerging Markets Index both outperformed the S&P 500 post-Liberation Day. For the full period, returns were similar with the MSCI EAFE and MSCI Emerging Markets up 12.57% and 9.02%, respectively. International developed equities benefitted as the Trump administration focused heavily on China (a major component in the Emerging Markets index), by raising the U.S. tariff rate on Chinese imports to 145%. Trade tensions escalated as Chinese officials retaliated with a 125% tariff on U.S. goods, pushing both sides to the brink of what some described as a de facto embargo.

For the 12-month period May 1, 2024, to April 30, 2025, certain stock market indices performed as follows:

S&P 500® Index[8]	Russell 2000® Index[9]	MSCI EAFE (Net) Index[10]	MSCI Emerging Markets (Net) Index[11]

12.10%	0.87%	12.57%	9.02%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

May 15, 2025

PRESIDENT’S MESSAGE / April 30, 2025

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of $2.1 million to $16.8 billion.

10.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

April 30, 2025 / PRESIDENT’S MESSAGE

1

Wilmington Enhanced Dividend Income Strategy Fund

PORTFOLIO OF INVESTMENTS

April 30, 2025

Description	Number of Shares	Value

COMMON STOCKS – 96.8%

COMMUNICATION SERVICES – 4.4%

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.9%

Verizon Communications, Inc.	50,150	$2,209,609

MEDIA – 1.5%

Omnicom Group, Inc.	14,735	1,122,218

TOTAL COMMUNICATION SERVICES		$3,331,827

CONSUMER DISCRETIONARY – 4.8%

HOTELS, RESTAURANTS & LEISURE – 3.1%

McDonald’s Corp.	3,180	1,016,487

Restaurant Brands International, Inc.	1	64

Starbucks Corp.	16,500	1,320,825

		$2,337,376

SPECIALTY RETAIL – 1.7%

Home Depot, Inc. (The)	3,685	1,328,406

TOTAL CONSUMER DISCRETIONARY		$3,665,782

CONSUMER STAPLES – 10.4%

BEVERAGES – 1.3%

PepsiCo., Inc.	7,260	984,311

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.2%

Target Corp.	9,175	887,223

FOOD PRODUCTS – 1.2%

Conagra Brands, Inc.	36,250	895,737

HOUSEHOLD PRODUCTS – 1.5%

Procter & Gamble Co. (The)	6,925	1,125,797

PERSONAL CARE PRODUCTS – 2.2%

Unilever PLC, ADR	26,750	1,699,962

TOBACCO – 3.0%

Philip Morris International, Inc.	13,450	2,304,792

TOTAL CONSUMER STAPLES		$7,897,822

ENERGY – 6.7%

OIL, GAS & CONSUMABLE FUELS – 6.7%

Chevron Corp.	13,075	1,778,984

ConocoPhillips	7,350	655,032

Exxon Mobil Corp.	13,475	1,423,364

Valero Energy Corp.	10,650	1,236,359

TOTAL ENERGY		$5,093,739

FINANCIALS – 22.2%

BANKS – 10.6%

Bank of America Corp.	76,900	3,066,772

JPMorgan Chase & Co.	16,250	3,975,075

Regions Financial Corp.	48,400	987,844

Toronto-Dominion Bank (The)	1	64

		$8,029,755

Description	Number of Shares	Value

CAPITAL MARKETS – 7.0%

Blackrock, Inc.	1,870	$1,709,666

CME Group, Inc.	5,160	1,429,733

Morgan Stanley	19,025	2,195,865

		$5,335,264

INSURANCE – 4.6%

MetLife, Inc.	22,925	1,727,857

Old Republic International Corp.	47,925	1,801,980

		$3,529,837

TOTAL FINANCIALS		$16,894,856

HEALTH CARE – 13.5%

BIOTECHNOLOGY – 4.4%

AbbVie, Inc.	10,625	2,072,938

Amgen, Inc.	4,295	1,249,501

		$3,322,439

HEALTH CARE EQUIPMENT & SUPPLIES – 2.2%

Medtronic PLC	19,950	1,690,962

PHARMACEUTICALS – 6.9%

Johnson & Johnson	13,050	2,039,845

Pfizer, Inc.	65,575	1,600,686

Sanofi SA, ADR	28,650	1,574,318

		$5,214,849

TOTAL HEALTH CARE		$10,228,250

INDUSTRIALS – 8.0%

AEROSPACE & DEFENSE – 1.6%

Lockheed Martin Corp.	2,550	1,218,263

AIR FREIGHT & LOGISTICS – 0.0%

United Parcel Service, Inc., Class B	1	95

BUILDING PRODUCTS – 3.1%

Johnson Controls International PLC	27,750	2,328,225

ELECTRICAL EQUIPMENT – 0.0%

nVent Electric PLC	1	55

MACHINERY – 3.3%

Caterpillar, Inc.	4,350	1,345,324

PACCAR, Inc.	12,850	1,159,199

		$2,504,523

TOTAL INDUSTRIALS		$6,051,161

INFORMATION TECHNOLOGY – 13.6%

COMMUNICATIONS EQUIPMENT – 2.6%

Cisco Systems, Inc.	34,725	2,004,674

IT SERVICES – 2.7%

International Business Machines Corp.	8,335	2,015,570

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 8.3%

Broadcom, Inc.	14,950	2,877,426

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

2	PORTFOLIOS OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

Description	Number of Shares	Value

QUALCOMM, Inc.	14,525	$2,156,381

Texas Instruments, Inc.	7,850	1,256,393

		$6,290,200

TOTAL INFORMATION TECHNOLOGY		$10,310,444

MATERIALS – 1.7%

CHEMICALS – 1.7%

Air Products & Chemicals, Inc.	4,840	1,312,076

TOTAL MATERIALS		$1,312,076

REAL ESTATE – 5.5%

HEALTH CARE REITS – 1.4%

Healthpeak Properties, Inc.	57,050	1,017,772

RESIDENTIAL REITS – 1.7%

AvalonBay Communities, Inc.	6,275	1,317,625

SPECIALIZED REITS – 2.4%

American Tower Corp.	3,175	715,677

VICI Properties, Inc.	35,475	1,135,909

		$1,851,586

TOTAL REAL ESTATE		$4,186,983

Description	Number of Shares	Value

UTILITIES – 6.0%

ELECTRIC UTILITIES – 6.0%

American Electric Power Co., Inc.	16,785	$1,818,487

Duke Energy Corp.	15,350	1,873,007

NextEra Energy, Inc.	13,200	882,816

TOTAL UTILITIES		$4,574,310

TOTAL COMMON STOCKS (COST $57,201,888)		$73,547,250

MONEY MARKET FUND – 3.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%^	2,346,655	2,346,655

TOTAL MONEY MARKET FUND (COST $2,346,655)		$2,346,655

TOTAL INVESTMENTS – 99.9% (COST $59,548,543)		$75,893,905
OTHER ASSETS LESS LIABILITIES – 0.1%		42,236

TOTAL NET ASSETS – 100.0%		$75,936,141

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$73,547,250	$—	$—	$73,547,250

Money Market Fund	2,346,655	—	—	2,346,655

Total	$75,893,905	$—	$—	$75,893,905

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

3

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

April 30, 2025

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

COMMUNICATION SERVICES – 9.1%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.8%

AT&T, Inc.	74,322	$2,058,719

Frontier Communications Parent, Inc.*	2,500	90,625

Iridium Communications, Inc.	1,150	27,750

Verizon Communications, Inc.	43,550	1,918,813

		$4,095,907

ENTERTAINMENT – 1.8%

Electronic Arts, Inc.	2,660	385,939

Liberty Media Corp. - Liberty Formula One, Class C*	2,085	184,877

Liberty Media Corp. - Liberty Formula One, Class A*	105	8,458

Liberty Media Corp. - Liberty Live, Class C*	535	38,258

Liberty Media Corp. - Liberty Live, Class A*	314	21,974

Live Nation Entertainment, Inc.*	1,670	221,191

Madison Square Garden Sports Corp.*	129	24,842

Netflix, Inc.*	4,440	5,024,837

Playtika Holding Corp.	100	527

ROBLOX Corp., Class A*	5,500	368,775

Roku, Inc.*	1,350	92,043

Spotify Technology SA*	1,500	920,970

Take-Two Interactive Software, Inc.*	1,768	412,510

TKO Group Holdings, Inc.	850	138,473

Walt Disney Co. (The)	18,698	1,700,583

Warner Bros Discovery, Inc.*	25,239	218,822

		$9,763,079

INTERACTIVE MEDIA & SERVICES – 5.7%

Alphabet, Inc., Class A	60,630	9,628,044

Alphabet, Inc., Class C	49,970	8,039,673

Angi, Inc.*	498	5,707

IAC, Inc.*	950	33,193

Match Group, Inc.	2,642	78,362

Meta Platforms, Inc., Class A	22,575	12,393,675

Pinterest, Inc., Class A*	5,843	147,945

TripAdvisor, Inc.*	1,100	13,695

ZoomInfo Technologies, Inc.*	3,500	29,960

		$30,370,254

MEDIA – 0.6%

Charter Communications, Inc., Class A*	982	384,806

Comcast Corp., Class A	38,750	1,325,250

Fox Corp., Class A	2,726	135,728

Fox Corp., Class B	1,300	60,112

GCI Liberty, Inc. Escrow Shares*,(1)	1,461	—

Interpublic Group of Cos., Inc. (The)	3,818	95,908

Liberty Broadband Corp., Class C*	1,268	114,615

New York Times Co. (The), Class A	1,500	78,090

News Corp., Class A	4,007	108,670

News Corp., Class B#	898	28,215

Description	Number of Shares	Value

Nexstar Media Group, Inc.	300	$44,898

Omnicom Group, Inc.	1,940	147,750

Sirius XM Holdings, Inc.#	2,677	57,341

Trade Desk, Inc. (The), Class A*	4,400	235,972

Paramount Global, Class B#	6,096	71,567

		$2,888,922

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

T-Mobile US, Inc.	4,859	1,199,930

TOTAL COMMUNICATION SERVICES		$48,318,092

CONSUMER DISCRETIONARY – 10.4%

AUTOMOBILE COMPONENTS – 0.1%

Aptiv PLC*	2,250	128,385

BorgWarner, Inc.	2,280	64,706

Gentex Corp.	2,280	49,658

Lear Corp.	550	47,163

QuantumScape Corp.*,#	3,450	13,490

		$303,402

AUTOMOBILES – 1.7%

Ford Motor Co.	41,200	412,412

General Motors Co.	10,195	461,222

Harley-Davidson, Inc.	1,450	32,509

Lucid Group, Inc.*,#	8,845	22,201

Rivian Automotive, Inc., Class A*,#	8,450	115,427

Tesla, Inc.*	28,665	8,088,116

Thor Industries, Inc.	395	28,606

		$9,160,493

BROADLINE RETAIL – 3.5%

Amazon.com, Inc.*	96,865	17,863,843

Coupang, Inc.*	11,800	275,766

eBay, Inc.	4,910	334,666

Etsy, Inc.*	1,100	47,828

Kohl’s Corp.#	1,210	8,107

Macy’s, Inc.	2,900	33,118

Nordstrom, Inc.	930	22,450

Ollie’s Bargain Outlet Holdings, Inc.*	673	71,412

		$18,657,190

DISTRIBUTORS – 0.1%

Genuine Parts Co.	1,370	161,044

LKQ Corp.	2,668	101,944

Pool Corp.	360	105,530

		$368,518

DIVERSIFIED CONSUMER SERVICES – 0.1%

ADT, Inc.	4,110	32,962

Bright Horizons Family Solutions, Inc.*	633	79,391

Duolingo, Inc.*	400	155,792

Grand Canyon Education, Inc.*	300	53,511

H&R Block, Inc.	1,550	93,574

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

4	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Service Corp. International	1,520	$121,448

		$536,678

HOTELS, RESTAURANTS & LEISURE – 2.2%

Airbnb, Inc., Class A*	4,350	530,352

Aramark	2,733	91,364

Booking Holdings, Inc.	345	1,759,252

Boyd Gaming Corp.	600	41,484

Caesars Entertainment, Inc.*	2,010	54,391

Carnival Corp.*	10,700	196,238

Cava Group, Inc.*	800	73,944

Chipotle Mexican Grill, Inc.*	14,130	713,848

Choice Hotels International, Inc.#	360	45,400

Churchill Downs, Inc.	700	63,287

Darden Restaurants, Inc.	1,150	230,736

Domino’s Pizza, Inc.	350	171,629

DoorDash, Inc., Class A*	3,670	707,906

DraftKings, Inc., Class A*	4,820	160,458

Dutch Bros, Inc., Class A*	900	53,766

Expedia Group, Inc.	1,302	204,323

Hilton Worldwide Holdings, Inc.	2,453	553,102

Hyatt Hotels Corp., Class A	400	45,072

Las Vegas Sands Corp.	3,670	134,579

Light & Wonder, Inc.*	900	76,842

Marriott International, Inc., Class A	2,376	566,866

Marriott Vacations Worldwide Corp.	340	18,635

McDonald’s Corp.	7,479	2,390,662

MGM Resorts International*	2,400	75,504

Norwegian Cruise Line Holdings Ltd.*	4,700	75,341

Penn Entertainment, Inc.*	1,450	22,069

Planet Fitness, Inc., Class A*	878	83,050

Restaurant Brands International LP	47	3,087

Royal Caribbean Cruises Ltd.	2,480	532,977

Starbucks Corp.	11,770	942,188

Texas Roadhouse, Inc.	700	116,172

Travel + Leisure Co.	510	22,404

Vail Resorts, Inc.	378	52,618

Wendy’s Co. (The)	2,060	25,750

Wingstop, Inc.	300	79,167

Wyndham Hotels & Resorts, Inc.	760	64,828

Wynn Resorts Ltd.	918	73,725

Yum! Brands, Inc.	3,000	451,320

		$11,504,336

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	2,870	362,596

Garmin Ltd.	1,590	297,123

Leggett & Platt, Inc.	1,065	10,245

Lennar Corp., Class A	2,510	272,611

Lennar Corp., Class B	76	7,856

Mohawk Industries, Inc.*	555	59,024

Newell Brands, Inc.	5,214	24,923

NVR, Inc.*	30	213,773

PulteGroup, Inc.	2,090	214,392

SharkNinja, Inc.*	650	52,325

Somnigroup International, Inc.#	1,800	109,908

Toll Brothers, Inc.	1,050	105,914

TopBuild Corp.*	300	88,728

Description	Number of Shares	Value

Whirlpool Corp.#	535	$40,810

		$1,860,228

LEISURE PRODUCTS – 0.0%**

Brunswick Corp.	750	34,537

Hasbro, Inc.	1,490	92,231

Mattel, Inc.*	3,400	54,026

Polaris, Inc.#	700	23,772

YETI Holdings, Inc.*	1,050	29,978

		$234,544

SPECIALTY RETAIL – 2.0%

Advance Auto Parts, Inc.#	800	26,176

AutoNation, Inc.*	250	43,537

AutoZone, Inc.*	170	639,642

Bath & Body Works, Inc.	2,305	70,326

Best Buy Co., Inc.	2,230	148,719

Burlington Stores, Inc.*	645	145,151

CarMax, Inc.*	1,450	93,771

Carvana Co.*	1,100	268,785

Dick’s Sporting Goods, Inc.	600	112,644

Five Below, Inc.*	628	47,659

Floor & Decor Holdings, Inc., Class A*	1,060	75,726

GameStop Corp., Class A*	4,150	115,619

Gap, Inc. (The)	2,290	50,151

Home Depot, Inc. (The)	10,280	3,705,837

Lithia Motors, Inc.	245	71,726

Lowe’s Cos., Inc.	5,860	1,310,062

Murphy USA, Inc.	200	99,714

O’Reilly Automotive, Inc.*	590	834,968

Penske Automotive Group, Inc.	100	15,567

RH*	135	24,844

Ross Stores, Inc.	3,310	460,090

TJX Cos., Inc. (The)	11,670	1,501,696

Tractor Supply Co.	5,450	275,879

Ulta Beauty, Inc.*	500	197,820

Valvoline, Inc.*	1,500	51,390

Wayfair, Inc., Class A*,#	1,048	31,608

Williams-Sonoma, Inc.	1,210	186,909

		$10,606,016

TEXTILES, APPAREL & LUXURY GOODS – 0.3%

Capri Holdings Ltd.*	1,400	21,056

Carter’s, Inc.	450	14,872

Columbia Sportswear Co.#	218	13,553

Crocs, Inc.*	650	62,673

Deckers Outdoor Corp.*	1,620	179,545

Lululemon Athletica, Inc.*	1,205	326,278

NIKE, Inc., Class B	12,105	682,722

PVH Corp.	620	42,768

Ralph Lauren Corp.	435	97,853

Skechers USA, Inc., Class A*	1,293	62,090

Tapestry, Inc.	2,430	171,679

Under Armour, Inc., Class A*	928	5,308

Under Armour, Inc., Class C*,#	2,150	11,696

VF Corp.	3,800	45,144

		$1,737,237

TOTAL CONSUMER DISCRETIONARY		$54,968,642

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

CONSUMER STAPLES – 6.0%

BEVERAGES – 1.2%

Boston Beer Co., Inc. (The), Class A*	100	$24,580

Brown-Forman Corp., Class A	450	15,574

Brown-Forman Corp., Class B	1,825	63,583

Celsius Holdings, Inc.*	1,800	62,928

Coca-Cola Co. (The)	40,150	2,912,882

Coca-Cola Consolidated, Inc.	60	81,349

Constellation Brands, Inc., Class A	1,640	307,566

Keurig Dr. Pepper, Inc.	11,800	408,162

Molson Coors Beverage Co., Class B	1,685	96,938

Monster Beverage Corp.*	7,130	428,656

PepsiCo., Inc.	14,170	1,921,168

		$6,323,386

CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.2%

Albertsons Cos., Inc., Class A	4,300	94,514

BJ’s Wholesale Club Holdings, Inc.*	1,300	152,828

Casey’s General Stores, Inc.	385	178,097

Costco Wholesale Corp.	4,590	4,564,755

Dollar General Corp.	2,150	201,434

Dollar Tree, Inc.*	2,162	176,787

Grocery Outlet Holding Corp.*	1,345	22,583

Kroger Co. (The)	7,050	509,080

Maplebear, Inc.*	1,800	71,802

Performance Food Group Co.*	1,450	116,957

Sysco Corp.	5,100	364,140

Target Corp.	4,860	469,962

U.S. Foods Holding Corp.*	2,300	151,018

Walgreens Boots Alliance, Inc.	8,455	92,751

Walmart, Inc.	44,800	4,356,800

		$11,523,508

FOOD PRODUCTS – 0.7%

Archer-Daniels-Midland Co.	4,800	229,200

Bunge Global SA	1,445	113,750

Conagra Brands, Inc.	5,000	123,550

Darling Ingredients, Inc.*	1,685	54,240

Flowers Foods, Inc.	1,850	32,542

Freshpet, Inc.*	450	33,093

General Mills, Inc.	5,650	320,581

Hershey Co. (The)	1,500	250,785

Hormel Foods Corp.	2,900	86,710

Ingredion, Inc.	700	92,974

J.M. Smucker Co. (The)	1,050	122,084

Kellanova	2,750	227,618

Kraft Heinz Co. (The)	9,300	270,630

Lamb Weston Holdings, Inc.	1,500	79,215

McCormick & Co., Inc.	2,550	195,483

Mondelez International, Inc., Class A	13,750	936,787

Pilgrim’s Pride Corp.	250	13,645

Post Holdings, Inc.*	438	49,568

The Campbell’s Co.	2,000	72,920

Tyson Foods, Inc., Class A	3,000	183,720

		$3,489,095

HOUSEHOLD PRODUCTS – 1.1%

Church & Dwight Co., Inc.	2,500	248,350

Description	Number of Shares	Value

Clorox Co. (The)	1,300	$184,990

Colgate-Palmolive Co.	8,490	782,693

Kimberly-Clark Corp.	3,450	454,641

Procter & Gamble Co. (The)	24,380	3,963,457

Reynolds Consumer Products, Inc.	350	8,050

Spectrum Brands Holdings, Inc.	350	22,085

		$5,664,266

PERSONAL CARE PRODUCTS – 0.1%

BellRing Brands, Inc.*	1,250	96,425

Coty, Inc., Class A*	3,940	19,897

elf Beauty, Inc.*	550	34,028

Estee Lauder Cos., Inc. (The), Class A	2,450	146,902

Kenvue, Inc.	19,850	468,460

		$765,712

TOBACCO – 0.7%

Altria Group, Inc.	17,500	1,035,125

Philip Morris International, Inc.	16,050	2,750,328

		$3,785,453

TOTAL CONSUMER STAPLES		$31,551,420

ENERGY – 3.2%

ENERGY EQUIPMENT & SERVICES – 0.2%

Baker Hughes Co.	10,340	366,036

Halliburton Co.	9,033	179,034

NOV, Inc.	4,398	51,061

Schlumberger NV	14,586	484,985

TechnipFMC PLC	4,600	129,582

		$1,210,698

OIL, GAS & CONSUMABLE FUELS – 3.0%

Antero Midstream Corp.	3,300	54,615

Antero Resources Corp.*	2,750	95,782

APA Corp.	3,890	60,451

Cheniere Energy, Inc.	2,300	531,553

Chevron Corp.	16,750	2,279,005

Civitas Resources, Inc.	1,100	29,975

ConocoPhillips	13,197	1,176,117

Coterra Energy, Inc.	7,774	190,929

Devon Energy Corp.	6,586	200,280

Diamondback Energy, Inc.	1,997	263,624

DT Midstream, Inc.	1,075	104,490

EOG Resources, Inc.	5,830	643,224

EQT Corp.	5,900	291,696

Expand Energy Corp.	2,594	269,517

Exxon Mobil Corp.	45,436	4,799,405

Hess Corp.	2,790	360,049

HF Sinclair Corp.	1,740	52,322

Kinder Morgan, Inc.	20,775	546,382

Marathon Petroleum Corp.	3,250	446,582

Matador Resources Co.	1,050	41,517

New Fortress Energy, Inc.#	690	3,747

Occidental Petroleum Corp.	7,010	276,264

ONEOK, Inc.	6,160	506,106

Ovintiv, Inc.	2,550	85,629

Permian Resources Corp.	7,150	84,370

Phillips 66	4,240	441,214

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

6	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Range Resources Corp.	2,600	$88,218

Targa Resources Corp.	2,200	375,980

Texas Pacific Land Corp.	200	257,774

Valero Energy Corp.	3,220	373,810

Williams Cos., Inc. (The)	12,540	734,468

		$15,665,095

TOTAL ENERGY		$16,875,793

FINANCIALS – 14.9%

BANKS – 3.5%

Bank of America Corp.	69,100	2,755,708

Bank OZK	1,300	55,380

BOK Financial Corp.	270	25,156

Citigroup, Inc.	19,627	1,342,094

Citizens Financial Group, Inc.	4,750	175,228

Columbia Banking System, Inc.	2,498	56,005

Comerica, Inc.	1,480	79,550

Commerce Bancshares, Inc.	1,386	84,186

Cullen/Frost Bankers, Inc.	590	68,717

East West Bancorp, Inc.	1,473	126,015

Fifth Third Bancorp	7,200	258,768

First Citizens BancShares, Inc., Class A	130	231,288

First Hawaiian, Inc.	1,750	40,005

First Horizon Corp.	5,780	104,502

FNB Corp.	4,235	55,436

Huntington Bancshares, Inc.	15,696	228,063

JPMorgan Chase & Co.	29,020	7,098,872

KeyCorp.	9,944	147,569

NU Holdings Ltd., Class A*	33,300	413,919

Pinnacle Financial Partners, Inc.	830	83,199

PNC Financial Services Group, Inc. (The)	4,110	660,436

Popular, Inc.	788	75,191

Prosperity Bancshares, Inc.	1,173	79,647

Regions Financial Corp.	9,956	203,202

Synovus Financial Corp.	1,494	64,720

Truist Financial Corp.	14,157	542,779

U.S. Bancorp	16,325	658,551

Webster Financial Corp.	1,762	83,343

Wells Fargo & Co.	34,175	2,426,767

Western Alliance Bancorp	1,150	80,167

Wintrust Financial Corp.	700	77,819

Zions Bancorp NA	1,490	67,005

		$18,449,287

CAPITAL MARKETS – 3.4%

Affiliated Managers Group, Inc.	270	44,720

Ameriprise Financial, Inc.	990	466,310

Ares Management Corp., Class A	1,850	282,180

Bank of New York Mellon Corp. (The)	7,720	620,765

Blackrock, Inc.	1,560	1,426,246

Blackstone, Inc.	7,465	983,215

Blue Owl Capital, Inc.	5,320	98,580

Carlyle Group, Inc. (The)	2,400	92,736

Cboe Global Markets, Inc.	1,050	232,890

Charles Schwab Corp. (The)	17,105	1,392,347

CME Group, Inc.	3,700	1,025,196

Coinbase Global, Inc., Class A*	2,045	414,910

Description	Number of Shares	Value

Evercore, Inc., Class A	350	$71,852

FactSet Research Systems, Inc.	390	168,566

Franklin Resources, Inc.	2,720	51,027

Goldman Sachs Group, Inc. (The)	3,090	1,691,929

Houlihan Lokey, Inc.	500	81,040

Interactive Brokers Group, Inc., Class A	1,098	188,691

Intercontinental Exchange, Inc.	5,940	997,742

Invesco Ltd.	3,845	53,561

Janus Henderson Group PLC	1,450	48,155

Jefferies Financial Group, Inc.	1,948	91,030

KKR & Co., Inc.	6,934	792,348

Lazard, Inc.	1,250	48,625

LPL Financial Holdings, Inc.	800	255,832

MarketAxess Holdings, Inc.	350	77,556

Moody’s Corp.	1,640	743,117

Morgan Stanley	11,831	1,365,534

Morningstar, Inc.	300	85,416

MSCI, Inc.	770	419,735

Nasdaq, Inc.	4,390	334,562

Northern Trust Corp.	2,175	204,406

Raymond James Financial, Inc.	1,910	261,746

Robinhood Markets, Inc., Class A*	7,000	343,770

S&P Global, Inc.	3,239	1,619,662

SEI Investments Co.	1,040	81,422

State Street Corp.	3,070	270,467

Stifel Financial Corp.	1,050	89,974

T Rowe Price Group, Inc.	2,180	193,039

TPG, Inc.#	850	39,483

Tradeweb Markets, Inc., Class A	1,250	172,875

Virtu Financial, Inc., Class A	950	37,193

XP, Inc., Class A	4,705	75,750

		$18,036,200

CONSUMER FINANCE – 0.6%

Ally Financial, Inc.	2,493	81,421

American Express Co.	5,690	1,515,873

Capital One Financial Corp.	3,850	694,001

Credit Acceptance Corp.*	50	24,371

Discover Financial Services	2,630	480,422

OneMain Holdings, Inc.	1,145	53,895

SLM Corp.	2,360	68,228

SoFi Technologies, Inc.*	11,450	143,240

Synchrony Financial	4,170	216,631

		$3,278,082

FINANCIAL SERVICES – 4.8%

Affirm Holdings, Inc.*	2,800	139,328

Apollo Global Management, Inc.	5,376	733,716

Berkshire Hathaway, Inc., Class B*	18,916	10,086,957

Block, Inc.*	5,630	329,186

Corebridge Financial, Inc.	2,950	87,408

Corpay, Inc.*	700	227,759

Equitable Holdings, Inc.	3,493	172,729

Euronet Worldwide, Inc.*	415	41,127

Fidelity National Information Services, Inc.	5,600	441,728

Fiserv, Inc.*	5,810	1,072,352

Global Payments, Inc.	2,663	203,214

Jack Henry & Associates, Inc.	700	121,401

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Mastercard, Inc., Class A	8,420	$4,614,665

MGIC Investment Corp.	2,550	63,520

PayPal Holdings, Inc.*	10,165	669,264

Rocket Cos., Inc., Class A#	1,500	19,365

Shift4 Payments, Inc., Class A*,#	700	57,260

Toast, Inc., Class A*	4,800	170,784

UWM Holdings Corp.	1,900	8,930

Visa, Inc., Class A	17,815	6,155,082

Voya Financial, Inc.	1,130	66,896

Western Union Co. (The)	3,990	39,541

WEX, Inc.*	465	60,622

		$25,582,834

INSURANCE – 2.5%

Aflac, Inc.	5,750	624,910

Allstate Corp. (The)	2,730	541,605

American Financial Group, Inc.	650	82,329

American International Group, Inc.	6,380	520,097

Aon PLC, Class A	2,050	727,319

Arch Capital Group Ltd.	3,770	341,864

Arthur J. Gallagher & Co.	2,530	811,346

Assurant, Inc.	580	111,789

Assured Guaranty Ltd.	500	43,865

Axis Capital Holdings Ltd.	780	75,130

Brighthouse Financial, Inc.*	700	40,754

Brown & Brown, Inc.	2,490	275,394

Chubb Ltd.	4,197	1,200,678

Cincinnati Financial Corp.	1,556	216,611

CNA Financial Corp.	150	7,224

Everest Group Ltd.	420	150,709

Fidelity National Financial, Inc.	2,691	172,358

First American Financial Corp.	978	59,472

Globe Life, Inc.	943	116,310

Hanover Insurance Group, Inc. (The)	350	58,135

Hartford Insurance Group, Inc. (The)	3,040	372,917

Kemper Corp.	523	30,920

Kinsale Capital Group, Inc.	200	87,052

Lincoln National Corp.	1,758	56,027

Loews Corp.	1,800	156,294

Markel Group, Inc.*	145	263,697

Marsh & McLennan Cos., Inc.	5,140	1,158,916

MetLife, Inc.	5,951	448,527

Old Republic International Corp.	2,468	92,797

Primerica, Inc.	373	97,752

Principal Financial Group, Inc.	2,240	166,096

Progressive Corp. (The)	6,030	1,698,892

Prudential Financial, Inc.	3,630	372,837

Reinsurance Group of America, Inc.	690	129,244

RenaissanceRe Holdings Ltd.	528	127,739

RLI Corp.	800	59,208

Ryan Specialty Holdings, Inc.	950	62,234

Travelers Cos., Inc. (The)	2,330	615,423

Unum Group	1,910	148,331

W.R. Berkley Corp.	3,145	225,465

White Mountains Insurance Group Ltd.	30	53,023

Willis Towers Watson PLC	1,050	323,190

		$12,924,480

Description	Number of Shares	Value

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.1%

AGNC Investment Corp.#	8,335	$73,598

Annaly Capital Management, Inc.	5,532	108,427

Rithm Capital Corp.	4,500	50,310

Starwood Property Trust, Inc.	3,068	58,875

		$291,210

TOTAL FINANCIALS		$78,562,093

HEALTH CARE – 10.7%

BIOTECHNOLOGY – 1.9%

AbbVie, Inc.	18,261	3,562,721

Alnylam Pharmaceuticals, Inc.*	1,315	346,161

Amgen, Inc.	5,514	1,604,133

Apellis Pharmaceuticals, Inc.*	1,250	24,013

Biogen, Inc.*	1,550	187,674

BioMarin Pharmaceutical, Inc.*	1,950	124,195

Exact Sciences Corp.*	1,950	88,998

Exelixis, Inc.*	2,670	104,530

Gilead Sciences, Inc.	12,794	1,363,073

GRAIL, Inc.*	315	10,866

Incyte Corp.*	1,710	107,149

Ionis Pharmaceuticals, Inc.*	1,780	54,664

Moderna, Inc.*	3,250	92,755

Natera, Inc.*	1,200	181,116

Neurocrine Biosciences, Inc.*	1,000	107,690

Regeneron Pharmaceuticals, Inc.	1,100	658,636

Roivant Sciences Ltd.*	4,400	51,128

Sarepta Therapeutics, Inc.*	965	60,216

Ultragenyx Pharmaceutical, Inc.*	950	37,031

United Therapeutics Corp.*	435	131,844

Vertex Pharmaceuticals, Inc.*	2,693	1,372,083

Viking Therapeutics, Inc.*	1,000	28,870

		$10,299,546

HEALTH CARE EQUIPMENT & SUPPLIES – 2.4%

Abbott Laboratories	17,795	2,326,696

Align Technology, Inc.*	770	133,441

Baxter International, Inc.	5,230	163,019

Becton Dickinson & Co.	2,984	617,957

Boston Scientific Corp.*	15,170	1,560,538

Cooper Cos., Inc. (The)*	2,000	163,340

DENTSPLY SIRONA, Inc.	2,079	28,898

DexCom, Inc.*	4,045	288,732

Edwards Lifesciences Corp.*	6,056	457,167

Enovis Corp.*	650	22,484

Envista Holdings Corp.*	2,240	36,019

GE HealthCare Technologies, Inc.	4,600	323,518

Globus Medical, Inc., Class A*	1,200	86,124

Hologic, Inc.*	2,390	139,098

IDEXX Laboratories, Inc.*	830	359,099

Inspire Medical Systems, Inc.*	300	47,514

Insulet Corp.*	710	179,126

Intuitive Surgical, Inc.*	3,670	1,892,986

Masimo Corp.*	450	72,432

Medtronic PLC	13,276	1,125,274

Penumbra, Inc.*	350	102,494

QuidelOrtho Corp.*	668	18,564

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

8	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

ResMed, Inc.	1,520	$359,617

Solventum Corp.*	1,415	93,560

STERIS PLC	1,000	224,740

Stryker Corp.	3,730	1,394,722

Teleflex, Inc.	460	63,043

Zimmer Biomet Holdings, Inc.	2,090	215,374

		$12,495,576

HEALTH CARE PROVIDERS & SERVICES – 2.1%

Acadia Healthcare Co., Inc.*	900	21,060

Amedisys, Inc.*	300	28,470

Cardinal Health, Inc.	2,520	356,051

Cencora, Inc.	1,710	500,466

Centene Corp.*	5,130	307,030

Chemed Corp.	150	87,226

Cigna Group (The)	2,767	940,891

CVS Health Corp.	13,121	875,302

DaVita, Inc.*	488	69,076

Elevance Health, Inc.	2,420	1,017,804

Encompass Health Corp.	1,130	132,199

HCA Healthcare, Inc.	1,900	655,652

Henry Schein, Inc.*	1,320	85,760

Humana, Inc.	1,280	335,667

Labcorp Holdings, Inc.	857	206,546

McKesson Corp.	1,310	933,755

Molina Healthcare, Inc.*	555	181,490

Premier, Inc., Class A#	500	10,175

Quest Diagnostics, Inc.	1,200	213,864

Tenet Healthcare Corp.*	995	142,235

UnitedHealth Group, Inc.	9,495	3,906,623

Universal Health Services, Inc., Class B	610	108,013

		$11,115,355

HEALTH CARE TECHNOLOGY – 0.1%

Certara, Inc.*,#	1,450	20,097

Doximity, Inc., Class A*	1,350	76,788

Veeva Systems, Inc., Class A*	1,550	362,219

		$459,104

LIFE SCIENCES TOOLS & SERVICES – 1.0%

10X Genomics, Inc., Class A*	1,240	10,255

Agilent Technologies, Inc.	2,890	310,964

Avantor, Inc.*	7,345	95,412

Azenta, Inc.*	450	11,853

Bio-Rad Laboratories, Inc., Class A*	190	46,375

Bio-Techne Corp.	1,550	78,042

Bruker Corp.	1,250	50,075

Charles River Laboratories International, Inc.*	570	67,613

Danaher Corp.	6,740	1,343,484

Fortrea Holdings, Inc.*	702	4,373

Illumina, Inc.*	1,690	131,144

IQVIA Holdings, Inc.*	1,880	291,532

Medpace Holdings, Inc.*	250	77,098

Mettler-Toledo International, Inc.*	220	235,525

QIAGEN NV*	2,204	94,221

Repligen Corp.*	550	75,895

Revvity, Inc.	1,320	123,328

Sotera Health Co.*	1,940	22,310

Description	Number of Shares	Value

Thermo Fisher Scientific, Inc.	3,950	$1,694,550

Waters Corp.*	620	215,593

West Pharmaceutical Services, Inc.	750	158,467

		$5,138,109

PHARMACEUTICALS – 3.2%

Bristol-Myers Squibb Co.	21,026	1,055,505

Elanco Animal Health, Inc.*	4,750	45,030

Eli Lilly & Co.	8,270	7,434,317

Jazz Pharmaceuticals PLC*	610	71,346

Johnson & Johnson	25,010	3,909,313

Merck & Co., Inc.	26,206	2,232,751

Organon & Co.	2,616	33,825

Perrigo Co. PLC	1,458	37,500

Pfizer, Inc.	58,203	1,420,735

Royalty Pharma PLC, Class A	4,050	132,921

Viatris, Inc.	11,305	95,188

Zoetis, Inc.	4,681	732,108

		$17,200,539

TOTAL HEALTH CARE		$56,708,229

INDUSTRIALS – 9.4%

AEROSPACE & DEFENSE – 2.1%

Axon Enterprise, Inc.*	750	459,975

Boeing Co. (The)*	7,590	1,390,792

BWX Technologies, Inc.	875	95,480

Curtiss-Wright Corp.	355	122,436

General Dynamics Corp.	2,830	770,100

General Electric Co.	11,125	2,242,132

HEICO Corp.#	450	112,842

HEICO Corp., Class A	802	161,146

Hexcel Corp.	800	38,776

Howmet Aerospace, Inc.	4,166	577,324

Huntington Ingalls Industries, Inc.	445	102,501

L3Harris Technologies, Inc.	1,982	436,080

Lockheed Martin Corp.	2,190	1,046,272

Northrop Grumman Corp.	1,420	690,830

RTX Corp.	13,704	1,728,486

Spirit AeroSystems Holdings, Inc., Class A*	1,240	44,640

Textron, Inc.	2,003	140,951

TransDigm Group, Inc.	590	833,711

Woodward, Inc.	625	117,231

		$11,111,705

AIR FREIGHT & LOGISTICS – 0.3%

C.H. Robinson Worldwide, Inc.	1,234	110,098

Expeditors International of Washington, Inc.	1,430	157,171

FedEx Corp.	2,255	474,294

GXO Logistics, Inc.*	1,195	43,307

United Parcel Service, Inc., Class B	7,660	729,998

		$1,514,868

BUILDING PRODUCTS – 0.7%

A.O. Smith Corp.	1,300	88,218

AAON, Inc.	750	68,453

Advanced Drainage Systems, Inc.	750	85,117

Allegion PLC	933	129,874

Armstrong World Industries, Inc.	428	62,069

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

AZEK Co., Inc. (The)*	1,500	$74,340

Builders FirstSource, Inc.*	1,220	145,949

Carlisle Cos., Inc.	490	185,945

Carrier Global Corp.	8,800	550,352

Fortune Brands Innovations, Inc.	1,310	70,504

Hayward Holdings, Inc.*	1,350	17,996

Johnson Controls International PLC	6,831	573,121

Lennox International, Inc.	350	191,362

Masco Corp.	2,080	126,069

Owens Corning	898	130,578

Trane Technologies PLC	2,350	900,778

Trex Co., Inc.*	1,044	60,364

		$3,461,089

COMMERCIAL SERVICES & SUPPLIES – 0.7%

Cintas Corp.	3,550	751,464

Clean Harbors, Inc.*	510	109,109

Copart, Inc.*	9,100	555,373

MSA Safety, Inc.	350	55,097

RB Global, Inc.	1,926	193,948

Republic Services, Inc.	2,150	539,112

Rollins, Inc.	3,050	174,247

Tetra Tech, Inc.	3,000	93,570

Veralto Corp.	2,573	246,751

Vestis Corp.	1,491	13,061

Waste Management, Inc.	4,210	982,446

		$3,714,178

CONSTRUCTION & ENGINEERING – 0.2%

AECOM	1,455	143,536

API Group Corp.*	2,500	94,575

Comfort Systems USA, Inc.	350	139,143

EMCOR Group, Inc.	450	180,315

Everus Construction Group, Inc.*	520	20,925

MasTec, Inc.*	550	70,026

Quanta Services, Inc.	1,523	445,767

Valmont Industries, Inc.	210	61,576

WillScot Holdings Corp.	1,995	50,114

		$1,205,977

ELECTRICAL EQUIPMENT – 0.8%

Acuity, Inc.	350	85,264

AMETEK, Inc.	2,390	405,296

Eaton Corp. PLC	4,088	1,203,385

Emerson Electric Co.	5,940	624,353

GE Vernova, Inc.	2,811	1,042,375

Generac Holdings, Inc.*	597	68,285

Hubbell, Inc.	590	214,276

nVent Electric PLC	1,766	96,971

Regal Rexnord Corp.	700	74,088

Rockwell Automation, Inc.	1,220	302,170

Sensata Technologies Holding PLC	1,748	37,407

Vertiv Holdings Co., Class A	3,780	322,736

		$4,476,606

GROUND TRANSPORTATION – 1.0%

Avis Budget Group, Inc.*,#	245	22,694

CSX Corp.	19,920	559,154

JB Hunt Transport Services, Inc.	820	107,076

Description	Number of Shares	Value

Knight-Swift Transportation Holdings, Inc.	1,755	$68,743

Landstar System, Inc.	390	52,319

Lyft, Inc., Class A*	3,250	40,300

Norfolk Southern Corp.	2,360	528,758

Old Dominion Freight Line, Inc.	1,950	298,896

Ryder System, Inc.	440	60,575

Saia, Inc.*	290	70,760

Schneider National, Inc., Class B	618	13,281

Uber Technologies, Inc.*	21,000	1,701,210

U-Haul Holding Co.*,#	213	13,076

U-Haul Holding Co.	717	39,292

Union Pacific Corp.	6,340	1,367,284

XPO, Inc.*	1,200	127,344

		$5,070,762

INDUSTRIAL CONGLOMERATES – 0.4%

3M Co.	5,600	777,896

Honeywell International, Inc.	6,750	1,420,875

		$2,198,771

MACHINERY – 1.7%

AGCO Corp.	745	63,198

Allison Transmission Holdings, Inc.	950	87,628

Caterpillar, Inc.	5,000	1,546,350

CNH Industrial NV	8,900	102,973

Crane Co.	500	80,490

Cummins, Inc.	1,430	420,191

Deere & Co.	2,600	1,205,256

Donaldson Co., Inc.	1,410	92,679

Dover Corp.	1,470	250,855

Esab Corp.	649	77,958

Flowserve Corp.	1,448	65,493

Fortive Corp.	3,640	253,672

Gates Industrial Corp. PLC*	2,575	48,719

Graco, Inc.	1,870	152,611

IDEX Corp.	870	151,354

Illinois Tool Works, Inc.	3,000	719,730

Ingersoll Rand, Inc.	4,244	320,125

ITT, Inc.	835	114,412

Lincoln Electric Holdings, Inc.	650	114,530

Middleby Corp. (The)*	600	80,010

Nordson Corp.	650	123,221

Oshkosh Corp.	640	53,606

Otis Worldwide Corp.	4,175	401,927

PACCAR, Inc.	5,410	488,036

Parker-Hannifin Corp.	1,310	792,629

Pentair PLC	1,714	155,511

RBC Bearings, Inc.*	300	98,571

Snap-on, Inc.	580	182,010

Stanley Black & Decker, Inc.	1,470	88,229

Timken Co. (The)	650	41,763

Toro Co. (The)	1,080	73,742

Westinghouse Air Brake Technologies Corp.	1,745	322,371

Xylem, Inc.	2,610	314,688

		$9,084,538

MARINE TRANSPORTATION – 0.0%**

Kirby Corp.*	600	57,822

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

10	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

PASSENGER AIRLINES – 0.2%

Alaska Air Group, Inc.*	1,425	$63,085

American Airlines Group, Inc.*,#	6,468	64,357

Delta Air Lines, Inc.	6,815	283,708

Southwest Airlines Co.	6,430	179,783

United Airlines Holdings, Inc.*	3,303	227,312

		$818,245

PROFESSIONAL SERVICES – 0.9%

Amentum Holdings, Inc.*	150	3,273

Automatic Data Processing, Inc.	4,300	1,292,580

Booz Allen Hamilton Holding Corp.	1,350	162,027

Broadridge Financial Solutions, Inc.	1,220	295,728

CACI International, Inc., Class A*	253	115,841

Clarivate PLC*,#	5,000	21,550

Concentrix Corp.#	543	27,726

Dayforce, Inc.*	1,675	96,932

Dun & Bradstreet Holdings, Inc.	3,080	27,628

Equifax, Inc.	1,230	319,960

FTI Consulting, Inc.*	400	66,512

Genpact Ltd.	1,845	92,730

Jacobs Solutions, Inc.	1,250	154,750

KBR, Inc.	1,450	76,574

Leidos Holdings, Inc.	1,400	206,052

ManpowerGroup, Inc.	505	21,750

Paychex, Inc.	3,370	495,794

Paycom Software, Inc.	550	124,514

Paylocity Holding Corp.*	385	73,959

Robert Half, Inc.	1,048	46,426

Science Applications International Corp.	550	66,567

SS&C Technologies Holdings, Inc.	2,250	170,100

TransUnion	2,050	170,068

Verisk Analytics, Inc.	1,440	426,859

		$4,555,900

TRADING COMPANIES & DISTRIBUTORS – 0.4%

Air Lease Corp.	1,095	51,202

Core & Main, Inc., Class A*	2,095	110,365

Fastenal Co.	5,780	468,007

Ferguson Enterprises, Inc.	2,020	342,713

MSC Industrial Direct Co., Inc., Class A	590	45,123

SiteOne Landscape Supply, Inc.*,#	400	45,924

United Rentals, Inc.	670	423,072

Watsco, Inc.#	350	160,944

WESCO International, Inc.	440	71,702

WW Grainger, Inc.	465	476,304

		$2,195,356

TOTAL INDUSTRIALS		$49,465,817

INFORMATION TECHNOLOGY(2) – 28.9%

COMMUNICATIONS EQUIPMENT – 0.8%

Arista Networks, Inc.*	10,660	876,998

Ciena Corp.*	1,523	102,285

Cisco Systems, Inc.	41,460	2,393,486

F5, Inc.*	613	162,286

Juniper Networks, Inc.	3,490	126,757

Lumentum Holdings, Inc.*	740	43,690

Motorola Solutions, Inc.	1,740	766,278

Description	Number of Shares	Value

Ubiquiti, Inc.	50	$16,322

		$4,488,102

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	12,480	960,336

Arrow Electronics, Inc.*	535	59,578

Avnet, Inc.	850	39,942

CDW Corp.	1,340	215,150

Cognex Corp.	1,950	53,235

Coherent Corp.*	1,268	81,558

Corning, Inc.	7,920	351,490

Crane NXT Co.	600	28,152

IPG Photonics Corp.*	400	23,956

Jabil, Inc.	1,158	169,716

Keysight Technologies, Inc.*	1,800	261,720

Littelfuse, Inc.	243	44,301

TD SYNNEX Corp.	793	87,864

Teledyne Technologies, Inc.*	493	229,753

Trimble, Inc.*	2,430	151,000

Vontier Corp.	1,636	52,041

Zebra Technologies Corp., Class A*	500	125,160

		$2,934,952

IT SERVICES – 1.4%

Accenture PLC, Class A	6,460	1,932,509

Akamai Technologies, Inc.*	1,600	128,928

Amdocs Ltd.	1,070	94,781

Cloudflare, Inc., Class A*	3,150	380,457

Cognizant Technology Solutions Corp., Class A	5,210	383,300

DXC Technology Co.*	1,756	27,253

EPAM Systems, Inc.*	550	86,300

Gartner, Inc.*	800	336,864

Globant SA*	400	47,028

GoDaddy, Inc., Class A*	1,460	274,962

International Business Machines Corp.	9,480	2,292,454

Kyndryl Holdings, Inc.*,#	2,412	78,197

MongoDB, Inc.*	765	131,710

Okta, Inc.*	1,600	179,456

Snowflake, Inc., Class A*	3,180	507,178

Twilio, Inc., Class A*	1,600	154,736

VeriSign, Inc.*	800	225,696

		$7,261,809

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.2%

Advanced Micro Devices, Inc.*	16,518	1,608,027

Allegro MicroSystems, Inc.*	1,250	23,838

Amkor Technology, Inc.	1,400	24,430

Analog Devices, Inc.	5,182	1,010,075

Applied Materials, Inc.	8,450	1,273,499

Astera Labs, Inc.*	1,150	75,106

Broadcom, Inc.	47,480	9,138,476

Cirrus Logic, Inc.*	550	52,822

Enphase Energy, Inc.*	1,350	60,197

Entegris, Inc.	1,650	130,548

First Solar, Inc.*	1,100	138,402

GLOBALFOUNDRIES, Inc.*	950	33,317

Intel Corp.	44,080	886,008

KLA Corp.	1,360	955,658

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Lam Research Corp.	13,190	$945,327

Lattice Semiconductor Corp.*	1,400	68,502

MACOM Technology Solutions Holdings, Inc.*	550	57,063

Marvell Technology, Inc.	8,711	508,461

Microchip Technology, Inc.	5,678	261,642

Micron Technology, Inc.	11,430	879,538

MKS Instruments, Inc.	733	51,413

Monolithic Power Systems, Inc.	480	284,688

NVIDIA Corp.	241,640	26,319,429

ON Semiconductor Corp.*	4,528	179,762

Onto Innovation, Inc.*	500	60,985

Qorvo, Inc.*	1,100	78,837

QUALCOMM, Inc.	11,470	1,702,836

Skyworks Solutions, Inc.	1,800	115,704

Teradyne, Inc.	1,650	122,446

Texas Instruments, Inc.	9,440	1,510,872

Universal Display Corp.	500	62,815

Wolfspeed, Inc.*,#	1,400	4,970

		$48,625,693

SOFTWARE – 10.5%

Adobe, Inc.*	4,470	1,676,161

ANSYS, Inc.*	910	292,911

Appfolio, Inc., Class A*	200	41,304

AppLovin Corp., Class A*	2,700	727,137

Atlassian Corp., Class A*	1,650	376,711

Autodesk, Inc.*	2,180	597,865

Bentley Systems, Inc., Class B	1,300	55,887

BILL Holdings, Inc.*	1,000	45,570

Cadence Design Systems, Inc.*	2,850	848,559

CCC Intelligent Solutions Holdings, Inc.*	4,200	38,892

Confluent, Inc., Class A*	2,650	63,097

Crowdstrike Holdings, Inc., Class A*	2,369	1,015,993

Datadog, Inc., Class A*	3,048	311,384

Docusign, Inc.*	1,920	156,960

Dolby Laboratories, Inc., Class A	490	37,627

DoubleVerify Holdings, Inc.*	1,350	17,901

Dropbox, Inc., Class A*	2,750	78,513

Dynatrace, Inc.*	3,123	146,687

Elastic NV*	800	68,960

Fair Isaac Corp.*	260	517,317

Five9, Inc.*	893	22,450

Fortinet, Inc.*	6,480	672,365

Gen Digital, Inc.	5,920	153,150

Gitlab, Inc., Class A*	1,300	60,671

Guidewire Software, Inc.*	850	174,055

HubSpot, Inc.*	533	325,929

Informatica, Inc., Class A*	950	17,889

Intuit, Inc.	2,810	1,763,191

Manhattan Associates, Inc.*	623	110,514

Microsoft Corp.	76,819	30,363,478

MicroStrategy, Inc., Class A*,#	2,350	893,258

N-Able, Inc.*	436	3,078

nCino, Inc.*,#	795	18,444

Nutanix, Inc., Class A*	2,600	178,620

Oracle Corp.	16,430	2,312,030

Palantir Technologies, Inc., Class A*	21,010	2,488,424

Palo Alto Networks, Inc.*	6,710	1,254,300

Description	Number of Shares	Value

Pegasystems, Inc.	420	$38,674

Procore Technologies, Inc.*	1,150	73,704

PTC, Inc.*	1,250	193,712

RingCentral, Inc., Class A*	1,050	26,775

Roper Technologies, Inc.	1,100	616,088

Salesforce, Inc.	9,526	2,559,731

SentinelOne, Inc., Class A*	2,900	53,650

ServiceNow, Inc.*	2,130	2,034,171

Synopsys, Inc.*	1,600	734,416

Teradata Corp.*	1,070	23,005

Tyler Technologies, Inc.*	460	249,918

UiPath, Inc., Class A*	4,700	56,118

Unity Software, Inc.*	3,010	63,421

Workday, Inc., Class A*	2,200	539,000

Zoom Communications, Inc., Class A*	2,778	215,406

Zscaler, Inc.*	950	214,861

		$55,619,932

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.4%

Apple, Inc.	152,150	32,331,875

Dell Technologies, Inc., Class C	2,900	266,104

Hewlett Packard Enterprise Co.	13,690	222,052

HP, Inc.	10,040	256,723

NetApp, Inc.	2,203	197,719

Pure Storage, Inc., Class A*	3,245	147,193

Sandisk Corp.*	527	16,922

Super Micro Computer, Inc.*	5,150	164,079

Western Digital Corp.*	3,683	161,536

		$33,764,203

TOTAL INFORMATION TECHNOLOGY		$152,694,691

MATERIALS – 2.3%

CHEMICALS – 1.3%

Air Products & Chemicals, Inc.	2,300	623,507

Albemarle Corp.	1,295	75,822

Ashland, Inc.	600	32,634

Axalta Coating Systems Ltd.*	2,090	67,925

Celanese Corp.	1,200	53,412

CF Industries Holdings, Inc.	1,750	137,147

Chemours Co. (The)	1,850	22,903

Corteva, Inc.	7,202	446,452

Dow, Inc.	7,529	230,312

DuPont de Nemours, Inc.	4,362	287,848

Eastman Chemical Co.	1,150	88,550

Ecolab, Inc.	2,590	651,204

Element Solutions, Inc.	2,550	52,046

FMC Corp.	1,450	60,784

Huntsman Corp.	2,150	28,617

International Flavors & Fragrances, Inc.	2,640	207,134

Linde PLC	4,920	2,229,892

LyondellBasell Industries NV, Class A	2,750	160,077

Mosaic Co. (The)	3,265	99,256

NewMarket Corp.	50	30,765

Olin Corp.	1,450	31,349

PPG Industries, Inc.	2,350	255,821

RPM International, Inc.	1,300	138,775

Scotts Miracle-Gro Co. (The)	495	24,938

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

12	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Sherwin-Williams Co. (The)	2,440	$861,125

Westlake Corp.	400	36,972

		$6,935,267

CONSTRUCTION MATERIALS – 0.3%

CRH PLC	7,180	685,116

Eagle Materials, Inc.	350	79,236

Martin Marietta Materials, Inc.	650	340,587

Vulcan Materials Co.	1,340	351,522

		$1,456,461

CONTAINERS & PACKAGING – 0.3%

Amcor PLC	24,563	225,977

AptarGroup, Inc.	765	114,712

Avery Dennison Corp.	800	136,888

Ball Corp.	3,040	157,898

Crown Holdings, Inc.	1,218	117,330

Graphic Packaging Holding Co.	2,705	68,464

International Paper Co.	5,450	248,956

Packaging Corp. of America	950	176,329

Sealed Air Corp.	1,400	38,584

Silgan Holdings, Inc.	805	41,578

Smurfit WestRock PLC	5,400	226,908

Sonoco Products Co.	1,030	42,230

		$1,595,854

METALS & MINING – 0.4%

Alcoa Corp.	2,600	63,778

ATI, Inc.*	1,200	65,256

Cleveland-Cliffs, Inc.*,#	5,450	44,908

Freeport-McMoRan, Inc.	14,800	533,244

MP Materials Corp.*	1,095	26,784

Newmont Corp.	11,690	615,829

Nucor Corp.	2,450	292,456

Reliance, Inc.	550	158,527

Royal Gold, Inc.	608	111,088

Southern Copper Corp.#	935	83,701

Steel Dynamics, Inc.	1,500	194,565

United States Steel Corp.	2,390	104,467

		$2,294,603

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	650	56,102

Magnera Corp.*	384	5,633

		$61,735

TOTAL MATERIALS		$12,343,920

REAL ESTATE – 2.5%

DIVERSIFIED REITS – 0.0%**

WP Carey, Inc.	2,200	137,368

HEALTH CARE REITS – 0.3%

Alexandria Real Estate Equities, Inc.	1,665	120,979

Healthcare Realty Trust, Inc.	4,330	67,245

Healthpeak Properties, Inc.	7,730	137,903

Medical Properties Trust, Inc.#	6,750	37,260

Omega Healthcare Investors, Inc.	2,850	111,292

Ventas, Inc.	4,386	307,371

Description	Number of Shares	Value

Welltower, Inc.	6,420	$979,628

		$1,761,678

HOTEL & RESORT REITS – 0.0%**

Host Hotels & Resorts, Inc.	6,680	94,322

Park Hotels & Resorts, Inc.	1,400	13,916

		$108,238

INDUSTRIAL REITS – 0.2%

Americold Realty Trust, Inc.	2,940	56,860

EastGroup Properties, Inc.	495	80,893

First Industrial Realty Trust, Inc.	1,400	66,612

Prologis, Inc.	9,528	973,761

Rexford Industrial Realty, Inc.	2,265	74,971

STAG Industrial, Inc.	1,725	56,977

		$1,310,074

OFFICE REITS – 0.1%

BXP, Inc.	1,500	95,595

Cousins Properties, Inc.	1,833	50,481

Highwoods Properties, Inc.	1,290	36,687

Kilroy Realty Corp.#	1,060	33,401

NET Lease Office Properties*	182	5,502

Vornado Realty Trust	1,876	66,185

		$287,851

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%

CBRE Group, Inc., Class A*	3,210	392,198

CoStar Group, Inc.*	4,300	318,931

Howard Hughes Holdings, Inc.*	258	17,165

Jones Lang LaSalle, Inc.*	478	108,702

Seaport Entertainment Group, Inc.*,#	28	536

Zillow Group, Inc., Class A*	500	32,990

Zillow Group, Inc., Class C*,#	1,645	110,758

		$981,280

RESIDENTIAL REITS – 0.4%

American Homes 4 Rent, Class A	3,450	128,996

AvalonBay Communities, Inc.	1,472	309,091

Camden Property Trust	1,020	116,076

Equity LifeStyle Properties, Inc.	1,950	126,321

Equity Residential	3,850	270,501

Essex Property Trust, Inc.	673	187,868

Invitation Homes, Inc.	6,285	214,884

Mid-America Apartment Communities, Inc.	1,171	186,950

Sun Communities, Inc.	1,300	161,759

UDR, Inc.	3,580	149,930

		$1,852,376

RETAIL REITS – 0.3%

Agree Realty Corp.	1,050	81,490

Brixmor Property Group, Inc.	3,150	78,467

Federal Realty Investment Trust	848	79,729

Kimco Realty Corp.	6,956	138,981

NNN REIT, Inc.	1,965	80,781

Realty Income Corp.	8,899	514,896

Regency Centers Corp.	1,783	128,697

Simon Property Group, Inc.	3,343	526,121

		$1,629,162

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

SPECIALIZED REITS – 1.0%

American Tower Corp.	4,860	$1,095,493

Crown Castle, Inc.	4,440	469,574

CubeSmart	2,383	96,917

Digital Realty Trust, Inc.	3,510	563,495

EPR Properties	700	34,643

Equinix, Inc.	1,011	870,218

Extra Space Storage, Inc.	2,162	316,776

Gaming and Leisure Properties, Inc.	2,709	129,653

Iron Mountain, Inc.	3,006	269,548

Lamar Advertising Co., Class A	900	102,429

Millrose Properties, Inc., Class A*	1,393	34,881

National Storage Affiliates Trust	750	27,900

Public Storage	1,610	483,692

Rayonier, Inc.	1,512	36,984

SBA Communications Corp.	1,100	267,740

VICI Properties, Inc.	10,938	350,235

Weyerhaeuser Co.	7,442	192,822

		$5,343,000

TOTAL REAL ESTATE		$13,411,027

UTILITIES – 2.4%

ELECTRIC UTILITIES – 1.5%

Alliant Energy Corp.	2,600	158,704

American Electric Power Co., Inc.	5,450	590,453

Constellation Energy Corp.	3,273	731,319

Duke Energy Corp.	7,935	968,229

Edison International	4,000	214,040

Entergy Corp.	4,350	361,789

Evergy, Inc.	2,300	158,930

Eversource Energy	3,600	214,128

Exelon Corp.	10,250	480,725

FirstEnergy Corp.	5,950	255,136

IDACORP, Inc.	450	53,141

NextEra Energy, Inc.	21,250	1,421,200

NRG Energy, Inc.	1,975	216,421

OGE Energy Corp.	2,113	95,888

PG&E Corp.	22,000	363,440

Pinnacle West Capital Corp.	1,150	109,457

PPL Corp.	7,400	270,100

Southern Co. (The)	11,250	1,033,762

Xcel Energy, Inc.	5,800	410,060

		$8,106,922

GAS UTILITIES – 0.1%

Atmos Energy Corp.	1,700	273,071

MDU Resources Group, Inc.	2,480	42,507

National Fuel Gas Co.	1,150	88,297

UGI Corp.	2,250	73,778

		$477,653

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	7,450	74,500

Brookfield Renewable Corp.	1,565	44,540

Vistra Corp.	3,425	443,983

		$563,023

Description	Number of Shares	Value

MULTI-UTILITIES – 0.6%

Ameren Corp.	2,700	$267,948

CenterPoint Energy, Inc.	6,800	263,704

CMS Energy Corp.	3,100	228,315

Consolidated Edison, Inc.	3,500	394,625

Dominion Energy, Inc.	8,623	468,919

DTE Energy Co.	2,150	294,550

NiSource, Inc.	4,800	187,728

Public Service Enterprise Group, Inc.	5,040	402,847

Sempra	6,450	479,041

WEC Energy Group, Inc.	3,250	355,940

		$3,343,617

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,100	308,721

Essential Utilities, Inc.	2,900	119,277

		$427,998

TOTAL UTILITIES		$12,919,213

TOTAL COMMON STOCKS (COST $125,878,067)		$527,818,937

PREFERRED STOCK – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**

Brookfield Property Preferred LP 6.25%#	400	5,900

TOTAL REAL ESTATE		$5,900

TOTAL PREFERRED STOCK (COST $9,880)		$5,900

RIGHTS – 0.0%**

ABIOMED, Inc. CVR, Expire 12/31/49*,(1)	150	—

Bristol-Myers Squibb Co. CVR, Expire 12/31/30	89	3

Mirati Therapeutics, Inc. CVR, Expire 01/23/31*,(1)	550	—

TOTAL RIGHTS (COST $0)		$3

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	30,860

TOTAL WARRANTS (COST $0)		$30,860

INVESTMENT COMPANIES – 0.2%

EQUITY FUNDS – 0.2%

iShares Russell 1000 ETF#	1,220	371,697

iShares Russell 1000 Growth ETF	510	187,063

iShares Russell 1000 Value ETF	980	178,625

TOTAL EQUITY FUNDS		$737,385

TOTAL INVESTMENT COMPANIES (COST $672,649)		$737,385

MONEY MARKET FUND – 0.0%**

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%^	115,613	115,613

TOTAL MONEY MARKET FUND (COST $115,613)		$115,613

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

14	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.5%

REPURCHASE AGREEMENTS – 0.5%

Bank of America Securities, Inc., 4.37%, dated 4/30/25, due 5/01/25, repurchase price $521,026, collateralized by U.S. Treasury Securities, 0.00%, maturing 8/15/31 to 11/15/36; total market value of $531,382.	$520,963	$520,963

Barclays Capital, Inc., 4.37%, dated 4/30/25,due 5/01/25, repurchase price $521,026,collateralized by a U.S. Treasury Security, 4.00%, maturing 2/15/34; total market value of $531,382.	520,963	520,963

Deutsche Bank Securities, Inc., 4.35%, dated 4/30/25, due 5/01/25, repurchase price $151,622, collateralized by U.S. Treasury Securities, 3.88% to 4.00%, maturing 7/31/29 to 8/15/34; total market value of $154,636.	151,604	151,604

Mizuho Securities USA, 4.36%, dated 4/30/25,due 5/01/25, repurchase price $521,026,collateralized by U.S. Treasury Securities, 0.75% to 3.50%, maturing 11/15/25 to 2/15/33; total market value of $531,382.	520,963	520,963

RBC Dominion Securities, Inc., 4.36%, dated 4/30/25, due 5/01/25, repurchase price $521,026, collateralized by U.S. Treasury Securities, 0.00% to 4.25%, maturing 4/15/26 to 8/15/46; total market value of $531,382.	520,963	520,963

Description	Par Value	Value

TD Securities, Inc., 4.38%, dated 4/30/25, due 5/01/25, repurchase price $521,026,collateralized by U.S. Treasury Securities, 4.13% to 4.63%, maturing 6/15/26 to 11/15/34; total market value of $531,382.	$520,963	$520,963

TOTAL REPURCHASE AGREEMENTS (COST $2,756,419)		$2,756,419

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,756,419)		$2,756,419

TOTAL INVESTMENTS – 100.5% (COST $129,432,628)		$531,465,117

COLLATERAL FOR SECURITIES ON LOAN – (0.5%)		(2,756,419)

OTHER ASSETS LESS LIABILITIES – 0.0%**		183,090

TOTAL NET ASSETS – 100.0%		$528,891,788

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$527,818,937	$—	$—(a)	$527,818,937

Preferred Stock	5,900	—	—	5,900

Rights	3	—	—(a)	3

Warrants	30,860	—	—	30,860

Investment Companies	737,385	—	—	737,385

Money Market Fund	115,613	—	—	115,613

Repurchase Agreements	—	2,756,419	—	2,756,419

Total	$528,708,698	$2,756,419	$—	$531,465,117

(a)	Includes internally fair valued securities currently priced at zero ($0).

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

(2)

As of April 30, 2025, the Fund had a significant portion of its assets invested in this sector. Any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	15

Wilmington Large-Cap Strategy Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

16	STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2025	Wilmington Enhanced Dividend Income Strategy Fund		Wilmington Large-Cap Strategy Fund

ASSETS:

Investments, at identified cost	$59,548,543		$129,432,628

Investments in securities, at value	$75,893,905		$531,465,117	(a)

Cash	3		—

Income receivable	120,842		286,407

Receivable for shares sold	18,951		116,259

Prepaid assets	23,988		34,802

TOTAL ASSETS	76,057,689		531,902,585

LIABILITIES:

Collateral for securities on loan	—		2,756,419

Due to custodian	—		1,302

Payable for shares redeemed	7,642		43,779

Payable for Trustees’ fees	6,253		6,253

Payable for administration fees	1,706		11,805

Payable for distribution services fees	6,551		—

Payable for investment advisory fees	464		50,653

Other accrued expenses	98,932		140,586

TOTAL LIABILITIES	121,548		3,010,797

NET ASSETS	$75,936,141		$528,891,788

NET ASSETS CONSIST OF:

Paid-in capital	$59,754,661		$90,804,375

Distributable earnings (loss)	16,181,480		438,087,413

TOTAL NET ASSETS	$75,936,141		$528,891,788

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Class A
Net Assets	$32,435,423		$—

Shares outstanding (unlimited shares authorized)	2,514,279		—

Net Asset Value per share	$12.90		$—

Offering Price per share*	$13.65	**	$—

Class I
Net Assets	$43,500,718		$528,891,788

Shares outstanding (unlimited shares authorized)	3,356,501		17,562,782

Net Asset Value and Offering Price per share	$12.96		$30.11

(a)	Including $2,668,932 of securities on loan (Note 2).
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS	17

Year Ended April 30, 2025	Wilmington Enhanced Dividend Income Strategy Fund	Wilmington Large-Cap Strategy Fund

INVESTMENT INCOME:

Dividends	$2,584,260 (a)	$7,632,589	(a),(b)

Securities lending income, net	640	15,286

TOTAL INVESTMENT INCOME	2,584,900	7,647,875

EXPENSES:

Investment advisory fees	316,444	1,451,496

Administration fees	22,550	165,342

Portfolio accounting and administration fees	36,260	143,277

Custodian fees	3,530	15,149

Transfer and dividend disbursing agent fees and expenses	25,129	14,368

Trustees’ fees	78,027	78,027

Professional fees	132,126	136,314

Distribution services fee—Class A	86,719	—

Shareholder services fee—Class A	86,719	—

Share registration costs	26,668	18,585

Printing and postage	14,631	17,661

Miscellaneous	24,113	43,814

TOTAL EXPENSES	852,916	2,084,033

WAIVERS AND REIMBURSEMENTS:

Waiver/reimbursement by investment advisor	(283,926)	(632,537)

Waiver of shareholder services fee—Class A	(86,719)	—

TOTAL WAIVERS AND REIMBURSEMENTS	(370,645)	(632,537)

Net expenses	482,271	1,451,496

Net investment income	2,102,629	6,196,379

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on unaffiliated investments	592,355	55,675,370

Net realized gain (loss) on affiliated investments	—	292,911

Net realized gain (loss) on foreign currency transactions	(454)	—

Net realized gain (loss)	591,901	55,968,281

Net change in unrealized appreciation (depreciation) on unaffiliated investments	3,599,647	4,234,821

Net change in unrealized appreciation (depreciation) on affiliated investments	—	(137,572)

Net change in unrealized appreciation (depreciation) on foreign currency transactions	93	—

Net change in unrealized appreciation (depreciation)	3,599,740	4,097,249

Net realized and unrealized gain (loss)	4,191,641	60,065,530

Change in net assets resulting from operations	$6,294,270	$66,261,909

(a)	Net of foreign withholding taxes withheld of $569 and $1,015, respectively.
(b)	Includes $9,408 received from affiliated issuers.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

18	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Enhanced Dividend Income Strategy Fund		Wilmington Large-Cap Strategy Fund

	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$2,102,629	$1,434,608	$6,196,379	$6,824,777
Net realized gain (loss)	591,901	(295,778)	55,968,281	42,994,124
Net change in unrealized appreciation (depreciation)	3,599,740	8,707,508	4,097,249	58,368,656

Change in net assets resulting from operations	6,294,270	9,846,338	66,261,909	108,187,557

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,205,212)	(826,350)	—	—
Class I	(1,607,122)	(548,863)	(43,476,733)	(33,703,643)

Total distributions to shareholders	(2,812,334)	(1,375,213)	(43,476,733)	(33,703,643)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	349,109	308,957	—	—
Class I	6,751,538	36,819,880	33,986,376	33,146,398
Distributions reinvested
Class A	1,193,181	819,199	—	—
Class I	779,557	214,970	32,373,715	24,031,367
Cost of shares redeemed
Class A	(3,627,383)	(3,592,717)	—	—
Class I	(7,475,797)	(4,653,086)	(98,767,605)	(104,114,168)

Change in net assets resulting from share transactions	(2,029,795)	29,917,203	(32,407,514)	(46,936,403)

Change in net assets	1,452,141	38,388,328	(9,622,338)	27,547,511

NET ASSETS:
Beginning of year	74,484,000	36,095,672	538,514,126	510,966,615

End of year	$75,936,141	$74,484,000	$528,891,788	$538,514,126

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	26,001	26,911	—	—
Class I	514,642	3,448,167	1,073,568	1,217,755
Distributions reinvested
Class A	89,300	70,098	—	—
Class I	57,856	18,081	980,469	898,130
Shares redeemed
Class A	(271,965)	(310,180)	—	—
Class I	(551,451)	(386,265)	(3,079,631)	(3,786,753)

Net change resulting from share transactions	(135,617)	2,866,812	(1,025,594)	(1,670,868)

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS	19

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND

CLASS A	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
Net Asset Value, Beginning of Year	$12.38	$11.49	$11.67	$11.55		$9.54
Income (Loss) From Operations:
Net Investment Income(a)	0.34	0.30	0.30	0.31		0.29
Net Realized and Unrealized Gain (Loss)	0.64	0.89	(0.12)	0.15		2.04
Total Income (Loss) From Operations	0.98	1.19	0.18	0.46		2.33
Less Distributions From:
Net Investment Income	(0.34)	(0.29)	(0.29)	(0.34)		(0.32)
Net Realized Gains	(0.12)	(0.01)	(0.07)	—		—
Total Distributions	(0.46)	(0.30)	(0.36)	(0.34)		(0.32)
Net Asset Value, End of Year	$12.90	$12.38	$11.49	$11.67		$11.55

Total Return(b)	7.88%	10.52%	1.69%	3.99%		24.86%
Net Assets, End of Year (000’s)	$32,435	$33,055	$33,151	$35,124		$37,388
Ratios to Average Net Assets
Gross Expense(c)	1.36%	1.56%	1.76%	1.85%		1.69%
Net Expense(c),(d)	0.75%	0.75%	0.75%	0.67%		0.60%
Net Investment Income	2.52%	2.59%	2.58%	2.61%		2.81%
Portfolio Turnover Rate	16%	20%	10%	66	%(e)	12%

CLASS I	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
Net Asset Value, Beginning of Year	$12.42	$11.53	$11.69	$11.56		$9.55
Income (Loss) From Operations:
Net Investment Income(a)	0.37	0.32	0.32	0.34		0.32
Net Realized and Unrealized Gain (Loss)	0.65	0.89	(0.10)	0.15		2.03
Total Income (Loss) From Operations	1.02	1.21	0.22	0.49		2.35
Less Distributions From:
Net Investment Income	(0.36)	(0.31)	(0.31)	(0.36)		(0.34)
Net Realized Gains	(0.12)	(0.01)	(0.07)	—		—
Total Distributions	(0.48)	(0.32)	(0.38)	(0.36)		(0.34)
Net Asset Value, End of Year	$12.96	$12.42	$11.53	$11.69		$11.56

Total Return(b)	8.19%	10.67%	2.03%	4.25%		25.09%
Net Assets, End of Year (000’s)	$43,501	$41,429	$2,945	$633		$629
Ratios to Average Net Assets
Gross Expense(c)	0.86%	0.88%	1.25%	1.37%		1.38%
Net Expense(c),(d)	0.50%	0.50%	0.50%	0.42%		0.35%
Net Investment Income	2.77%	2.74%	2.78%	2.82%		3.06%
Portfolio Turnover Rate	16%	20%	10%	66	%(e)	12%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(e)

In November 2021, the Fund transitioned to the equity focused Wilmington Enhanced Dividend Income Strategy Fund from the Wilmington Diversified Income Fund. As a result, the portfolio turnover rate for the year ended April 30, 2022 was significantly higher than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

20	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON LARGE-CAP STRATEGY FUND

CLASS I	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
Net Asset Value, Beginning of Year	$28.97	$25.22	$27.84	$30.08	$22.08
Income (Loss) From Operations:
Net Investment Income(a)	0.34	0.35	0.36	0.33	0.35
Net Realized and Unrealized Gain (Loss)	3.21	5.18	(0.04)	(0.80)	10.11
Total Income (Loss) From Operations	3.55	5.53	0.32	(0.47)	10.46
Less Distributions From:
Net Investment Income	(0.35)	(0.35)	(0.34)	(0.33)	(0.37)
Net Realized Gains	(2.06)	(1.43)	(2.60)	(1.44)	(2.09)
Total Distributions	(2.41)	(1.78)	(2.94)	(1.77)	(2.46)
Net Asset Value, End of Year	$30.11	$28.97	$25.22	$27.84	$30.08

Total Return	11.63%	22.55%	1.72%	(2.24)%	49.12%
Net Assets, End of Year (000’s)	$528,892	$538,514	$510,967	$553,649	$623,538
Ratios to Average Net Assets
Gross Expense(b)	0.36%	0.37%	0.37%	0.53%	0.80%
Net Expense(b),(c)	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income	1.07%	1.28%	1.42%	1.07%	1.34%
Portfolio Turnover Rate	7%	7%	13%	9%	14%

(a)	Per share amounts have been calculated using the average shares method.

(b)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(c)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS	21

Wilmington Funds

April 30, 2025

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Enhanced Dividend Income Strategy Fund (“Enhanced Dividend Income Strategy Fund”)(d)	The Fund seeks a high level of total return consistent with a moderate level of risk.
Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d) Diversified

The Enhanced Dividend Income Strategy Fund offers Class A and Class I shares, and the Large-Cap Strategy Fund offers Class I shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value –The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in open-end regulated investment companies are valued at NAV;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

•	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

•	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Advisor, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

22	NOTES TO FINANCIAL STATEMENTS (continued)

fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Funds may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Funds’ policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At April 30, 2025, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)
Large-Cap Strategy Fund
Bank of America Securities, Inc.	$520,963	$520,963	$—	$—
Barclays Capital, Inc.	520,963	520,963	—	—
Deutsche Bank Securities, Inc.	151,604	151,604	—	—
Mizuho Securities USA	520,963	520,963	—	—
RBC Dominion Securities, Inc.	520,963	520,963	—	—
TD Securities, Inc.	520,963	520,963	—	—

	$2,756,419	$2,756,419	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITS”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	23

transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

The Enhanced Dividend Income Strategy Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid quarterly for the Funds.

Segment Reporting – In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations.

Each Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its investment objective as outlined in the Funds’ prospectus. The Investment Committee - General Matters, comprising senior management of the Advisor and the President of the Funds, acts as the chief operating decision maker (CODM) and regularly reviews the Funds’ total returns, expense ratios, and changes in net assets as presented within the Funds’ financial statements to assess performance and to make decisions about resources to be allocated to the Funds.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At April 30, 2025, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)
Large-Cap Strategy Fund	$2,668,932	$2,668,932	$—

(1)	Collateral with a value of $2,756,419 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year ended April 30, 2025.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

24	NOTES TO FINANCIAL STATEMENTS (continued)

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to losses deferred due to wash sales and dividend redesignation. For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings and paid-in capital in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of April 30, 2025, the following reclassifications were made on the Statements of Assets and Liabilities for permanent differences:

Fund	Paid-in Capital	Distributable Earnings (Loss)

Enhanced Dividend Income Strategy Fund	$(459)	$459
Large-Cap Strategy Fund	(242)	242

The tax character of distributions for the corresponding fiscal year ended April 30, were as follows:

	2025		2024

Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains

Enhanced Dividend Income Strategy Fund	$2,812,334	$ —	$1,326,045	$ 49,168
Large-Cap Strategy Fund	7,009,534	36,467,199	8,079,682	25,623,961

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Enhanced Dividend Income Strategy Fund	$ 59,584,080	$ 17,273,282	$ (963,457)	$ 16,309,825
Large-Cap Strategy Fund	136,871,850	407,968,116	(13,374,849)	394,593,267

As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals	Distributable Earnings

Enhanced Dividend Income Strategy Fund	$—	$—	$—	$16,309,825	$—	$(128,345)	$16,181,480
Large-Cap Strategy Fund	399,706	43,094,440	—	394,593,267	—	—	438,087,413

For the year ended April 30, 2025, capital loss carryforwards utilized were as follows:

Fund	Capital Loss Carryforwards Utilized

Enhanced Dividend Income Strategy Fund	$261,470

Late year loss deferrals represent (1) net specified losses realized between November 1 and April 30 of each year and (2) ordinary losses realized between January 1 and April 30 of each year that the Fund has elected for U.S. federal income tax purposes to treat as occurring on the first day of the following tax year. As of April 30, 2025, late year loss deferrals were as follows:

Fund	Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses

Enhanced Dividend Income Strategy Fund	$41	$128,304	$—

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	25

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Enhanced Dividend Income Strategy Fund	0.40%

Large-Cap Strategy Fund	0.25%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2025 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations
Fund	Class A	Class I

Enhanced Dividend Income Strategy Fund	0.75%	0.50%
Large-Cap Strategy Fund	—	0.25%

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the year ended April 30, 2025, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the year ended April 30, 2025, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

Enhanced Dividend Income Strategy Fund	$885

Sales Charges – The Funds’ Class A shares, as applicable, bear front-end sales charges. For the year ended April 30, 2025, M&T did not receive sales charges on the sale of Class A shares.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

26	NOTES TO FINANCIAL STATEMENTS (continued)

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable, to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the year ended April 30, 2025, M&T did not receive any shareholder service fees from the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the year ended April 30, 2025 were as follows:

Fund/ Affiliated Investment Name	Value 4/30/24	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value 4/30/25	Number of Shares 4/30/25	Dividend Income	Capital Gain Distributions
Large-Cap Strategy Fund Common Stock
M&T Bank Corp.	$335,418	$—	$(490,757)	$292,911	$(137,572)	$—	—	$9,408	$—

The Funds may execute trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the year ended April 30, 2025 were as follows:

Fund	Commissions

Large-Cap Strategy Fund	$2,354

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the year ended April 30, 2025 were as follows:

Fund	Purchases	Sales
Enhanced Dividend Income Strategy Fund	$12,833,190	$16,893,346
Large-Cap Strategy Fund	41,407,111	110,655,171

6.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	27

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 26, 2025. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the Statement of Operations. The LOC expires on March 25, 2026.

The Funds did not utilize the LOC during the year ended April 30, 2025.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material subsequent events that would require recognition or disclosure in the Funds’ financial statements through this date.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Wilmington Funds and Shareholders of Wilmington Enhanced Dividend Income Strategy Fund and Wilmington Large-Cap Strategy Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wilmington Enhanced Dividend Income Strategy Fund and Wilmington Large-Cap Strategy Fund (two of the funds constituting Wilmington Funds, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 23, 2025

We have served as the auditor of one or more investment companies in Wilmington Funds since 2019.

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

29

FEDERAL TAX INFORMATION (UNAUDITED)

Complete information regarding the tax status of distributions will be reported on Forms 1099.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the fiscal year ended April 30, 2025, the Funds designate the following percentages, or such greater percentages that constitute the maximum amount allowable pursuant to Code Sections Section 243 and 854(b)(2), as qualifying for the corporate dividends received deduction:

Fund

Enhanced Dividend Income Strategy Fund	86.17%

Large-Cap Strategy Fund	97.49%

For the fiscal year ended April 30, 2025, the Funds designate the following percentages of the ordinary income dividends, or such greater percentages that constitute the maximum amount allowable pursuant to Code Sections 1(h)(11) and 854(b)(2), as qualified dividend income which may be subject to a maximum rate of federal income tax of 20%:

Fund

Enhanced Dividend Income Strategy Fund	92.57%

Large-Cap Strategy Fund	98.12%

If the Funds meet the requirements of Section 853 of the Code, the Funds will pass through to shareholders credits of foreign taxes paid.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

30

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

Not applicable.

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

31

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 11, 2025

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

32

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website. You can manage your cookie preferences here and find additional information in the Wilmington Trust Cookie Notice.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 11, 2025. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

[This Page Intentionally Left Blank]

Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
9th Floor	Philadelphia, PA 19103
Wilmington, DE 19890
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286

WT-AR-EQ-0425

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Wilmington
FUNDS

April 30, 2025

PRESIDENT'S MESSAGE AND

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

WILMINGTON FUNDS

Equity Fund

Wilmington International Fund

Alternatives Fund

Wilmington Global Alpha Equities Fund

Asset Allocation Fund

Wilmington Real Asset Fund

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Annual Financial Statements of the International Fund, Global Alpha Equities Fund, and Real Asset Fund (the “Funds”), covering the Funds’ annual fiscal year of May 1, 2024, through April 30, 2025.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ annual fiscal year.

The economy

It was an eventful period as economic conditions changed rapidly over the annual fiscal year. The most notable event came towards the end of the period (on April 2nd or “Liberation Day”) as newly elected President Donald Trump began his second term by working to re-order global trade via major tariff announcements. The Liberation Day tariffs shocked investors – in both scale and breadth – sending the U.S. tariff rate to its highest level in 119 years. Stagflation (low growth and high inflation) became a major concern among economists and strategists across Wall Street as they rushed to quantify the economic impact of the tariffs and any potential retaliations from U.S. trading partners. The remainder of April was turbulent as whipsawing tariff policies made it difficult for the market to price risk. U.S. assets (including Treasuries and the dollar) saw substantial outflows as Treasury yields spiked in April and investors dismissed the typical safe-haven status of U.S. assets. Volatility in financial markets cooled towards the end of April as tariff threats de-escalated and hard economic data continued to show an economy on decent footing. Soft data (such as sentiment and survey readings), however, deteriorated to near historic levels as business leaders, consumers, and investors dealt with unprecedented levels of uncertainty. Overall, inflation data in the U.S. largely decelerated, moving closer to the Federal Reserve’s (the Fed’s) 2% target. The Fed also cut interest rates by 100 bps during the annual fiscal year which included a 50 basis point1 rate cut at the September meeting. The Fed funds rate target range ended the period between 4.25%-4.5% (its lowest level in two years) though expectations of future rate cuts diminished significantly.

Bond markets

As with the economic backdrop, it was a choppy period across the global bond market. Overall, Treasury yields pushed lower across the curve as the Fed lowered interest rates and inflation concerns continued to fade. Combined with lower growth expectations, the benchmark 10-year Treasury yield declined 52 basis points. At the short end of the curve (more sensitive to monetary policy), the two-year yield slid over 140 basis points during the period as the Fed eased monetary policy. Overall, fixed income performed well over the annual fiscal year with the Bloomberg U.S. Aggregate Bond Index advancing 8.02% (its best fiscal year since 2020). Within corporate credit, spreads widened moderately as the heightened tariff rate led to increased risk for high yield assets. U.S. Treasuries also felt pressure towards the end of the period as concerns over the ballooning U.S. deficit took the spotlight – driven by U.S. asset outflows and the looming tax bill.

For the 12-month period May 1, 2024, to April 30, 2025, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]

7.68%	8.02%	7.61%	1.66%	8.69%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

During the period, momentum led U.S. large cap stocks to numerous new all-time highs. Overall, the S&P 500 ended the annual fiscal year up 12.10%, led by financials (+22.82%), utilities (+21.98%), and real estate (+18.41%). Energy (-10.77%) was the worst performing sector as oil prices declined over 25% amid signs of slowing economic growth and cooling tensions in the Middle East. Elsewhere, the AI theme continued to play out as tech was the best performing sector for the first seven months of the period. The tech momentum buoyed U.S. equity markets for most of the period before falling drastically after the Chinese AI startup – known as DeepSeek – took the investing world largely by surprise. DeepSeek claimed to be able to train its AI models at a fraction of the cost that major U.S. tech firms spent putting into question the future of AI capex (capital expenditure). In addition to DeepSeek, volatile trading conditions persisted following Liberation Day as investors

April 30, 2025 / PRESIDENT’S MESSAGE

ii

continued to digest potential tariff headwinds (S&P 500 troughed down 18.90% following Liberation Day). Overall, uncertainty in the equity market cooled in recent weeks but remains at elevated levels as the financial impact of tariffs continues to filter through into earnings. Management teams have been reluctant to provide forward guidance as they work to re-order supply chains and control costs.

Turmoil in U.S. markets led to opportunities for international stocks as the MSCI EAFE Index and MSCI Emerging Markets Index both outperformed the S&P 500 post-Liberation Day. For the full period, returns were similar with the MSCI EAFE and MSCI Emerging Markets up 12.57% and 9.02%, respectively. International developed equities benefitted as the Trump administration focused heavily on China (a major component in the Emerging Markets index), by raising the U.S. tariff rate on Chinese imports to 145%. Trade tensions escalated as Chinese officials retaliated with a 125% tariff on U.S. goods, pushing both sides to the brink of what some described as a de facto embargo.

For the 12-month period May 1, 2024, to April 30, 2025, certain stock market indices performed as follows:

S&P 500® Index[8]	Russell 2000® Index[9]	MSCI EAFE (Net) Index[10]	MSCI Emerging Markets (Net) Index[11]

12.10%	0.87%	12.57%	9.02%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

May 15, 2025

PRESIDENT’S MESSAGE / April 30, 2025

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of $2.1 million to $16.8 billion.

10.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

April 30, 2025 / PRESIDENT’S MESSAGE

1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS¢

April 30, 2025

Description	Number of Shares	Value

COMMON STOCKS – 91.6%

AUSTRALIA – 2.8%

ANZ Group Holdings Ltd.	33,082	$632,603

Aristocrat Leisure Ltd.	8,244	352,093

BHP Group Ltd.	55,257	1,316,976

BlueScope Steel Ltd.	10,990	168,328

Brambles Ltd.	21,999	289,103

Coles Group Ltd.	17,381	236,031

Commonwealth Bank of Australia	17,306	1,844,632

Fortescue Ltd.	22,352	230,844

Goodman Group	23,167	443,505

Insurance Australia Group Ltd.	40,528	212,872

Macquarie Group Ltd.	4,840	598,103

National Australia Bank Ltd.	33,180	766,149

Northern Star Resources Ltd.	23,245	285,534

QBE Insurance Group Ltd.	9,384	129,686

REA Group Ltd.	1,206	191,609

Rio Tinto Ltd.	5,164	386,356

Rio Tinto PLC	50,201	2,991,448

Stockland	62,964	221,271

Suncorp Group Ltd.	19,718	256,415

Telstra Group Ltd.	58,344	168,387

Transurban Group	39,533	356,247

Wesfarmers Ltd.	11,907	596,496

Westpac Banking Corp.	39,145	821,465

WiseTech Global Ltd.	1,782	101,330

Woolworths Group Ltd.	14,035	283,263

TOTAL AUSTRALIA		$13,880,746

AUSTRIA – 1.5%

BAWAG Group AG*	35,759	3,919,472

Erste Group Bank AG	27,049	1,831,803

Wienerberger AG	45,307	1,590,815

TOTAL AUSTRIA		$7,342,090

BELGIUM – 0.7%

KBC Group NV	20,337	1,875,249

UCB SA	9,946	1,823,492

TOTAL BELGIUM		$3,698,741

BRAZIL – 1.1%

Banco BTG Pactual SA	141,129	951,694

Localiza Rent a Car SA	130,467	989,454

PRIO SA*	336,500	1,998,787

Rede D’Or Sao Luiz SA	178,900	1,009,379

Wheaton Precious Metals Corp.	8,442	704,888

TOTAL BRAZIL		$5,654,202

CANADA – 5.9%

Agnico Eagle Mines Ltd.	5,495	645,840

Alimentation Couche-Tard, Inc.	9,983	521,091

AltaGas Ltd.	7,553	223,533

ARC Resources Ltd.	11,543	213,595

Description	Number of Shares	Value

Bank of Montreal	7,664	$734,323

Bank of Nova Scotia (The)	66,909	3,347,877

Brookfield Asset Management Ltd., Class A	5,651	301,529

Brookfield Corp.	13,222	710,301

CAE, Inc.*	5,430	135,848

Canadian Imperial Bank of Commerce	10,921	688,801

Canadian National Railway Co.	6,329	612,930

Canadian Natural Resources Ltd.	26,345	755,990

Canadian Pacific Kansas City Ltd.	9,762	709,030

CGI, Inc.	2,900	307,502

Constellation Software, Inc.	172	619,872

Dollarama, Inc.	3,905	481,823

Enbridge, Inc.#	78,736	3,682,076

Fairfax Financial Holdings Ltd.	170	265,408

Fortis, Inc.	10,125	501,403

Franco-Nevada Corp.	2,229	383,050

Gildan Activewear, Inc.	3,056	140,830

iA Financial Corp., Inc.	2,358	229,061

Imperial Oil Ltd.	3,143	212,003

Intact Financial Corp.	1,092	242,520

Keyera Corp.	6,600	204,856

Loblaw Cos. Ltd.	2,517	408,606

Magna International, Inc.	5,146	178,800

Manulife Financial Corp.	23,186	710,582

National Bank of Canada	3,079	270,423

Nutrien Ltd.	6,111	348,858

Pembina Pipeline Corp.	10,104	386,248

Power Corp. of Canada	4,930	186,600

RB Global, Inc.	1,589	160,133

Restaurant Brands International, Inc.	3,737	240,793

Rogers Communications, Inc., Class B	5,367	139,917

Royal Bank of Canada	43,295	5,196,593

Saputo, Inc.	4,756	92,802

Shopify, Inc., Class A*	11,057	1,051,642

Sun Life Financial, Inc.#	7,295	434,705

Suncor Energy, Inc.	10,735	379,143

TC Energy Corp.	11,663	589,241

Thomson Reuters Corp.	1,893	352,250

Toronto-Dominion Bank (The)	18,586	1,187,611

Tourmaline Oil Corp.	5,978	264,080

WSP Global, Inc.	1,352	239,645

TOTAL CANADA		$29,689,764

CHILE – 0.2%

Lundin Mining Corp.#	135,527	1,108,911

CHINA – 7.0%

Alibaba Group Holding Ltd.	71,728	1,070,901

Alibaba Group Holding Ltd., ADR	23,208	2,771,732

China Mengniu Dairy Co. Ltd.	304,000	757,158

China Tower Corp. Ltd., Class H	401,900	582,143

DiDi Global, Inc., ADR*	446,369	1,812,258

Fuyao Glass Industry Group Co. Ltd., Class H	40,672	287,633

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

2	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Fuyao Glass Industry Group Co. Ltd., Class A	84,270	$673,641

Hesai Group, ADR*,#	6,500	122,265

KE Holdings, Inc., ADR	40,483	821,805

Kunlun Energy Co. Ltd.	300,000	285,953

Kweichow Moutai Co. Ltd., Class A	4,600	979,203

Luxshare Precision Industry Co. Ltd., Class A	191,600	814,867

Meituan, Class B*	151,689	2,511,581

Midea Group Co. Ltd., Class A	58,200	589,567

NAURA Technology Group Co. Ltd., Class A	15,900	987,935

NetEase, Inc., ADR	24,585	2,632,070

NetEase, Inc.	11,400	245,059

PDD Holdings, Inc., ADR*	24,469	2,583,192

PICC Property & Casualty Co. Ltd., Class H	2,651,606	4,882,773

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,700	413,991

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	22,500	962,517

Tencent Holdings Ltd.	89,140	5,459,910

Will Semiconductor Co. Ltd. Shanghai, Class A	81,340	1,476,216

WuXi AppTec Co. Ltd., Class H#	70,328	543,537

Zai Lab Ltd., ADR*,#	18,849	597,325

Zai Lab Ltd.*,#	68,900	219,474

TOTAL CHINA		$35,084,706

CONGO (DEMOCRATIC REPUBLIC) – 0.0%**

Ivanhoe Mines Ltd., Class A*,#	17,050	151,380

DENMARK – 1.6%

Novo Nordisk A/S, Class B	77,669	5,193,071

Pandora A/S	10,609	1,579,288

Royal Unibrew A/S	15,983	1,270,936

TOTAL DENMARK		$8,043,295

FINLAND – 0.3%

Wartsila OYJ Abp	82,469	1,523,724

FRANCE – 6.6%

AXA SA#	56,057	2,651,266

Capgemini SE	11,383	1,817,322

Cie de Saint-Gobain SA	21,587	2,346,896

Cie Generale des Etablissements Michelin SCA	50,842	1,859,075

Dassault Aviation SA	4,265	1,537,817

Elis SA#	76,731	1,969,614

Engie SA	172,050	3,555,985

LVMH Moet Hennessy Louis Vuitton SE	3,183	1,763,157

Pernod Ricard SA	19,023	2,062,007

Publicis Groupe SA	16,549	1,683,811

Rexel SA	50,568	1,404,962

Technip Energies NV	57,517	1,962,717

Thales SA	6,565	1,839,003

TotalEnergies SE	77,494	4,413,685

Vinci SA	16,137	2,266,720

TOTAL FRANCE		$33,134,037

GERMANY – 5.6%

Allianz SE	4,455	1,842,484

Brenntag SE	25,316	1,690,700

Carl Zeiss Meditec AG	11,159	766,930

Daimler Truck Holding AG	38,255	1,536,952

Description	Number of Shares	Value

E.ON SE	213,554	$3,734,971

Hensoldt AG	14,300	1,107,804

RENK Group AG	17,555	1,057,586

Rheinmetall AG	1,148	1,955,104

SAP SE	11,999	3,510,771

Siemens AG	15,953	3,673,359

Talanx AG	48,463	5,562,006

United Internet AG	62,591	1,419,364

TOTAL GERMANY		$27,858,031

GREECE – 0.8%

Alpha Services & Holdings SA	491,667	1,198,798

Hellenic Telecommunications Organization SA	88,321	1,676,068

Piraeus Financial Holdings SA	234,632	1,317,701

TOTAL GREECE		$4,192,567

HONG KONG – 2.0%

AIA Group Ltd.	569,560	4,267,666

CK Asset Holdings Ltd.	50,851	207,745

CLP Holdings Ltd.	25,286	215,605

Futu Holdings Ltd., ADR	933	86,125

Hong Kong & China Gas Co. Ltd.	270,529	243,415

Hong Kong Exchanges & Clearing Ltd.	60,399	2,638,814

Link REIT	41,282	193,276

Prudential PLC	173,718	1,847,105

Sun Hung Kai Properties Ltd.	25,472	241,638

Techtronic Industries Co. Ltd.	21,720	218,590

TOTAL HONG KONG		$10,159,979

HUNGARY – 0.5%

OTP Bank Nyrt	31,735	2,344,203

INDIA – 1.6%

HDFC Bank Ltd., ADR	38,973	2,832,947

ICICI Bank Ltd., ADR	90,340	3,031,811

Infosys Ltd., ADR#	79,728	1,403,213

MakeMyTrip Ltd.*	6,904	723,677

TOTAL INDIA		$7,991,648

INDONESIA – 0.3%

Bank Central Asia Tbk PT	2,854,000	1,517,445

IRELAND – 0.7%

AIB Group PLC	251,967	1,693,485

Kerry Group PLC, Class A	14,912	1,578,611

TOTAL IRELAND		$3,272,096

ISRAEL – 0.3%

Bank Hapoalim BM	24,693	362,212

Bank Leumi Le-Israel BM	25,773	366,003

Check Point Software Technologies Ltd.*	1,123	246,566

Nice Ltd.*	829	129,509

Nova Ltd.*	411	79,353

Wix.com Ltd.*	605	102,602

TOTAL ISRAEL		$1,286,245

ITALY – 0.9%

FinecoBank Banca Fineco SpA	207,522	4,152,706

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value

Wizz Air Holdings PLC*	17,516	$382,105

TOTAL ITALY		$4,534,811

JAPAN – 14.0%

77 Bank Ltd. (The)	13,717	429,902

ABC-Mart, Inc.	22,600	420,315

Adastria Co. Ltd.	10,511	214,760

ADEKA Corp.	33,613	605,939

Aica Kogyo Co. Ltd.	15,100	350,083

Aisin Corp.	26,129	331,873

ARE Holdings, Inc.	42,424	527,079

Asahi Group Holdings Ltd.	68,545	947,449

ASKUL Corp.	37,123	395,118

Astellas Pharma, Inc.	84,758	848,779

BIPROGY Inc	17,635	575,927

Canon Marketing Japan, Inc.	9,227	326,635

Dai-ichi Life Holdings, Inc.	127,664	921,791

Daiichi Sankyo Co. Ltd.	52,363	1,339,479

Daito Trust Construction Co. Ltd.	5,933	660,563

Denso Corp.	25,980	335,452

dip Corp.#	35,104	510,079

en Japan, Inc.	22,287	255,909

Fast Retailing Co. Ltd.	2,532	832,888

Fuji Corp.	34,403	511,608

Fuso Chemical Co. Ltd.	31,675	768,602

Future Corp.	44,533	561,523

Hikari Tsushin, Inc.	1,048	290,692

Hitachi Ltd.	61,478	1,519,460

Honda Motor Co. Ltd.	47,150	479,739

Isuzu Motors Ltd.	264,565	3,557,986

ITOCHU Corp.	25,625	1,310,538

JGC Holdings Corp.	26,289	210,257

KDDI Corp.	218,882	3,879,382

Keyence Corp.	2,580	1,078,676

KH Neochem Co. Ltd.	29,832	528,703

Koa Corp.	20,111	116,346

Kyowa Kirin Co. Ltd.	17,224	268,946

LaSalle Logiport REIT	780	744,079

Lintec Corp.	24,760	473,628

M3, Inc.*	22,624	283,537

Marubeni Corp.	35,774	634,225

Marui Group Co. Ltd.	17,296	344,286

Maruwa Co. Ltd.	1,734	356,556

Mebuki Financial Group, Inc.	102,135	499,045

MISUMI Group, Inc.	58,569	820,509

Mitsubishi Corp.	45,335	860,757

Mitsubishi Estate Co. Ltd.	58,030	1,019,354

Mitsubishi Gas Chemical Co., Inc.	29,739	453,117

Mitsubishi UFJ Financial Group, Inc.	360,502	4,542,011

Mizuho Financial Group, Inc.	56,521	1,413,174

MS&AD Insurance Group Holdings, Inc.	27,454	624,024

Nichicon Corp.#	31,262	255,732

Nintendo Co. Ltd.	14,637	1,215,164

Nippon Soda Co. Ltd.	18,980	356,105

Nippon Telegraph & Telephone Corp.	585,120	611,613

Nissan Chemical Corp.	15,232	445,515

NOF Corp.	45,918	691,197

Description	Number of Shares	Value

Open Up Group, Inc.	40,239	$518,334

Optorun Co. Ltd.	18,334	182,243

Osaka Soda Co. Ltd.	12,506	130,375

OSG Corp.#	20,594	244,799

Otsuka Holdings Co. Ltd.	9,595	467,764

Persol Holdings Co. Ltd.	414,200	750,229

Recruit Holdings Co. Ltd.	18,595	1,030,447

Resona Holdings, Inc.	36,400	291,993

Rohm Co. Ltd.	45,278	412,256

Roland Corp.	14,724	326,862

Sega Sammy Holdings, Inc.	24,773	519,948

Sekisui House Ltd.	24,383	560,570

Shimamura Co. Ltd.	4,682	311,536

Shin-Etsu Chemical Co. Ltd.	40,971	1,246,809

Shionogi & Co. Ltd.	56,393	947,431

SIGMAXYZ Holdings, Inc.	47,100	345,219

Sony Group Corp.	119,168	3,143,985

Sumitomo Mitsui Financial Group, Inc.	49,435	1,179,381

Sumitomo Mitsui Trust Group, Inc.	40,052	990,836

Suzuki Motor Corp.	42,694	511,631

T&D Holdings, Inc.	32,667	695,109

TechnoPro Holdings, Inc.	31,550	703,553

THK Co. Ltd.	8,488	209,102

Tokio Marine Holdings, Inc.	73,215	2,934,631

Tokyo Electron Ltd.	21,161	3,150,839

Tokyo Seimitsu Co. Ltd.	4,921	274,607

Toyo Tanso Co. Ltd.	18,096	508,537

Toyota Industries Corp.	1,720	201,713

Toyota Motor Corp.	125,660	2,400,033

Toyota Tsusho Corp.	35,401	703,514

Ulvac, Inc.	9,384	318,255

Ushio, Inc.	26,715	321,325

Valqua Ltd.	16,717	351,687

Yamaha Motor Co. Ltd.	30,812	241,989

Yamato Kogyo Co. Ltd.	7,435	442,744

TOTAL JAPAN		$70,126,392

KAZAKHSTAN – 0.2%

Kaspi.KZ JSC, ADR	9,498	834,779

MACAO – 0.0%**

Galaxy Entertainment Group Ltd.	42,450	153,312

MEXICO – 1.4%

Corp Inmobiliaria Vesta SAB de CV, ADR	72,860	1,997,821

Fibra Uno Administracion SA de CV	439,344	568,601

Grupo Financiero Banorte SAB de CV, Class O	227,920	1,954,297

Wal-Mart de Mexico SAB de CV	718,300	2,275,719

TOTAL MEXICO		$6,796,438

NETHERLANDS – 2.2%

Aalberts NV	38,063	1,263,944

Arcadis NV	17,740	860,232

ASML Holding NV	4,508	3,017,844

ING Groep NV	100,955	1,960,477

Koninklijke KPN NV	525,888	2,446,355

Koninklijke Philips NV*	51,599	1,309,574

TOTAL NETHERLANDS		$10,858,426

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

4	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

NEW ZEALAND – 0.1%

Fisher & Paykel Healthcare Corp. Ltd.	10,846	$218,797

Xero Ltd.*	2,247	236,638

TOTAL NEW ZEALAND		$455,435

NORWAY – 1.1%

DNB Bank ASA	85,317	2,132,764

Equinor ASA	142,786	3,232,052

TOTAL NORWAY		$5,364,816

PERU – 0.2%

Credicorp Ltd.	4,358	881,144

POLAND – 0.1%

Diagnostyka SA*	8,529	342,640

PORTUGAL – 0.3%

Jeronimo Martins SGPS SA	52,520	1,271,108

SINGAPORE – 0.7%

CapitaLand Ascendas REIT	150,499	306,666

DBS Group Holdings Ltd.	24,715	802,971

Grab Holdings Ltd., Class A*	154,058	751,803

Keppel Ltd.	39,864	200,424

Oversea-Chinese Banking Corp. Ltd.	47,336	585,819

Sea Ltd., ADR*	3,540	474,537

Singapore Telecommunications Ltd.	139,408	403,335

TOTAL SINGAPORE		$3,525,555

SOUTH AFRICA – 1.4%

Anglo American PLC	142,799	3,898,180

Naspers Ltd., Class N	12,508	3,288,882

TOTAL SOUTH AFRICA		$7,187,062

SOUTH KOREA – 2.4%

BGF retail Co. Ltd.	4,249	321,078

Coupang, Inc.*	66,367	1,550,997

HD Hyundai Marine Solution Co. Ltd.	4,774	515,625

Hyundai Motor Co.	11,746	1,573,959

Samsung Electronics Co. Ltd.	109,397	4,268,401

SK Hynix, Inc.	22,442	2,800,158

SK Telecom Co. Ltd.	21,600	825,267

TOTAL SOUTH KOREA		$11,855,485

SPAIN – 1.3%

Bankinter SA	158,263	1,843,596

Industria de Diseno Textil SA#	84,261	4,531,132

TOTAL SPAIN		$6,374,728

SWEDEN – 1.0%

AAK AB	40,804	1,067,101

Atlas Copco AB, Class A	111,940	1,732,686

Trelleborg AB, Class B	32,324	1,114,585

Volvo AB, Class B#	49,220	1,337,973

TOTAL SWEDEN		$5,252,345

SWITZERLAND – 1.7%

ABB Ltd.	28,379	1,498,716

Galderma Group AG#	17,916	2,080,866

Sulzer AG	7,628	1,291,118

Description	Number of Shares	Value

UBS Group AG	113,105	$3,433,344

TOTAL SWITZERLAND		$8,304,044

TAIWAN – 4.8%

ASPEED Technology, Inc.	13,044	1,227,133

Delta Electronics, Inc.	170,363	1,785,098

Largan Precision Co. Ltd.	8,556	609,972

MediaTek, Inc.	45,694	1,941,680

Realtek Semiconductor Corp.	161,000	2,646,691

Taiwan Semiconductor Manufacturing Co. Ltd.	539,000	15,272,325

Unimicron Technology Corp.	146,000	430,710

TOTAL TAIWAN		$23,913,609

THAILAND – 0.1%

True Corp. PCL, NVDR*	2,124,724	769,224

TURKEY – 0.3%

KOC Holding AS	138,981	500,393

Yapi ve Kredi Bankasi AS*	1,317,133	783,345

TOTAL TURKEY		$1,283,738

UNITED ARAB EMIRATES – 0.6%

Abu Dhabi Islamic Bank PJSC	225,611	1,123,265

Aldar Properties PJSC	250,447	563,996

Burjeel Holdings PLC	697,531	286,905

Lulu Retail Holdings PLC*	1,146,544	395,313

Talabat Holding PLC*	2,026,746	780,885

TOTAL UNITED ARAB EMIRATES		$3,150,364

UNITED KINGDOM – 10.3%

AstraZeneca PLC	21,431	3,070,349

Babcock International Group PLC	179,640	1,935,223

BAE Systems PLC	147,155	3,411,441

Beazley PLC	139,564	1,653,647

British American Tobacco PLC	47,744	2,079,649

Bunzl PLC	39,315	1,235,454

Genuit Group PLC	322,295	1,641,222

HSBC Holdings PLC	232,991	2,597,238

Intermediate Capital Group PLC	88,257	2,220,014

National Grid PLC	245,282	3,540,426

QinetiQ Group PLC	307,509	1,618,600

Reckitt Benckiser Group PLC	74,360	4,799,680

Rotork PLC	461,306	1,878,331

RS Group PLC	447,920	3,088,410

Serco Group PLC	562,808	1,291,626

Smith & Nephew PLC	108,168	1,522,202

Smiths Group PLC	105,163	2,620,620

Standard Chartered PLC	101,002	1,454,757

Tate & Lyle PLC	327,423	2,440,289

Tesco PLC	424,227	2,099,501

Unilever PLC	80,373	5,117,340

TOTAL UNITED KINGDOM		$51,316,019

UNITED STATES – 7.0%

CRH PLC	13,594	1,297,139

CSL Ltd.	4,811	772,228

CyberArk Software Ltd.*	486	171,150

GSK PLC	157,439	3,114,567

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value

Haleon PLC	325,129	$1,636,006

Holcim AG*	13,012	1,454,065

James Hardie Industries PLC, CDI*,#	7,334	172,145

Monday.com Ltd.*	449	126,164

Nestle SA	30,158	3,209,939

Novartis AG	70,167	8,003,059

Philip Morris International, Inc.	29,285	5,018,278

QIAGEN NV*,#	67,184	2,883,246

Roche Holding AG	13,543	4,428,378

Roche Holding AG#	368	128,019

Schneider Electric SE	6,252	1,460,753

Smurfit WestRock PLC	29,190	1,225,567

TOTAL UNITED STATES		$35,100,703

TOTAL COMMON STOCKS (Cost $347,560,643)		$457,585,987

EXCHANGE-TRADED FUNDS – 3.8%

iShares MSCI India ETF#	323,769	17,344,305

iShares MSCI Saudi Arabia ETF#	33,958	1,372,922

Next Funds TOPIX ETF	7,340	146,019

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,996,729)		$18,863,246

MONEY MARKET FUND – 3.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%^	15,796,484	15,796,484

TOTAL MONEY MARKET FUND (Cost $15,796,484)		$15,796,484

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.7%

REPURCHASE AGREEMENTS – 4.7%
Bank of America Securities, Inc., 4. 38%, dated 4/30/25, due 5/01/25, repurchase price $1,415,073, collateralized by U.S. Government Agency Securities, 2.00% to 6.00%, maturing 5/01/36 to 4/01/55; total market value of $1,443,199.	$1,414,901	1,414,901
Bank of Montreal, 4.37%, dated 4/30/25, due 5/01/25, repurchase price $4,385,238, collateralized by U.S. Government Agency Securities, 2.04% to 7.16%, maturing 6/01/25 to 12/01/52; total market value of $4,472,400.	4,384,706	4,384,706

Description	Par Value	Value

BNP Paribas SA, 4.36%, dated 4/30/25, due 5/01/25, repurchase price $4,385,237, collateralized by U.S. Treasury Securities, 0.00% to 4.00%, maturing 9/30/26 to 2/15/39; total market value of $4,472,400.	$4,384,706	$4,384,706

Citigroup Global Markets Ltd., 4.36%, dated 4/30/25, due 5/01/25, repurchase price $4,023,061, collateralized by U.S. Treasury Securities, 4.00% to 4.25%, maturing 1/31/29 to 11/15/34; total market value of $4,103,026.	4,022,574	4,022,574

Daiwa Capital Markets America, Inc., 4. 37%, dated 4/30/25, due 5/01/25, repurchase price $4,385,238, collateralized by U.S. Government Agency & Treasury Securities, 1.50% to 7.50%, maturing 4/30/27 to 5/01/55; total market value of $4,472,400.	4,384,706	4,384,706

HSBC Securities USA, Inc., 4.38%, dated 4/30/25, due 5/01/25, repurchase price $2,534,741, collateralized by U.S. Government Agency Securities, 1.17% to 6.50%, maturing 5/01/28 to 4/01/55; total market value of $2,585,122.	2,534,433	2,534,433

RBC Dominion Securities, Inc., 4.37%, dated 4/30/25, due 5/01/25, repurchase price $1,536,777, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 1/01/34 to 9/15/59; total market value of $1,567,322.	1,536,590	1,536,590

TD Securities, Inc., 4.39%, dated 4/30/25, due 5/01/25, repurchase price $1,038,625, collateralized by U.S. Government Agency Securities, 1.50% to 6.00%, maturing 3/01/49 to 11/01/53; total market value of $1,059,268.	1,038,498	1,038,498

TOTAL REPURCHASE AGREEMENTS (Cost $23,701,114)		$23,701,114

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $23,701,114)		$23,701,114

TOTAL INVESTMENTS – 103.3% (Cost $403,054,970)		$515,946,831
COLLATERAL FOR SECURITIES ON LOAN – (4.7%)		(23,701,114)
OTHER ASSETS LESS LIABILITIES – 1.4%		7,039,874

TOTAL NET ASSETS – 100.0%		$499,285,591

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

6	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Australia	$—	$13,880,746	$—	$13,880,746

Austria	—	7,342,090	—	7,342,090

Belgium	—	3,698,741	—	3,698,741

Brazil	5,654,202	—	—	5,654,202

Canada	29,689,764	—	—	29,689,764

Chile	1,108,911	—	—	1,108,911

China	11,340,647	23,744,059	—	35,084,706

Congo (Democratic Republic)	151,380	—	—	151,380

Denmark	—	8,043,295	—	8,043,295

Finland	—	1,523,724	—	1,523,724

France	—	33,134,037	—	33,134,037

Germany	—	27,858,031	—	27,858,031

Greece	—	4,192,567	—	4,192,567

Hong Kong	86,125	10,073,854	—	10,159,979

Hungary	—	2,344,203	—	2,344,203

India	7,991,648	—	—	7,991,648

Indonesia	—	1,517,445	—	1,517,445

Ireland	—	3,272,096	—	3,272,096

Israel	349,168	937,077	—	1,286,245

Italy	—	4,534,811	—	4,534,811

Japan	—	70,126,392	—	70,126,392

Kazakhstan	834,779	—	—	834,779

Macao	—	153,312	—	153,312

Mexico	6,796,438	—	—	6,796,438

Netherlands	—	10,858,426	—	10,858,426

New Zealand	—	455,435	—	455,435

Norway	—	5,364,816	—	5,364,816

Peru	881,144	—	—	881,144

Poland	342,640	—	—	342,640

Portugal	—	1,271,108	—	1,271,108

Singapore	1,226,340	2,299,215	—	3,525,555

South Africa	—	7,187,062	—	7,187,062

South Korea	1,550,997	10,304,488	—	11,855,485

Spain	—	6,374,728	—	6,374,728

Sweden	—	5,252,345	—	5,252,345

Switzerland	—	8,304,044	—	8,304,044

Taiwan	—	23,913,609	—	23,913,609

Thailand	—	769,224	—	769,224

Turkey	—	1,283,738	—	1,283,738

United Arab Emirates	—	3,150,364	—	3,150,364

United Kingdom	—	51,316,019	—	51,316,019

United States	6,612,731	28,487,972	—	35,100,703

Exchange-Traded Funds	18,717,227	146,019	—	18,863,246

Money Market Fund	15,796,484	—	—	15,796,484

Repurchase Agreements	—	23,701,114	—	23,701,114

Total Investments in Securities	$109,130,625	$406,816,206	$—	$515,946,831

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	7

Wilmington International Fund (concluded)

	Level 1	Level 2	Level 3	Total

Other Financial Instruments!

Financial Futures Contracts	$ 383,506	$ —	$—	$ 383,506

Total Assets - Other Financial Instruments	$ 383,506	$ —	$—	$ 383,506

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

¢	Country classifications are based on primary country of risk.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CDI	CREST Depository Interest

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPI	Share Price Index

TOPIX	Tokyo Stock Price Index

At April 30, 2025, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

LONG POSITIONS:

EXCHANGE-TRADED:

SPI 200 Index	June 2025	97	$12,263,738	$12,647,244	$383,506	$—

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$383,506	$—

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through April 30, 2025. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

8

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTSΩ

April 30, 2025

Description	Number of Shares	Value

COMMON STOCKS – 93.7%

AEROSPACE & DEFENSE – 1.5%

Babcock International Group PLC	7,084	$76,314

BAE Systems PLC	52,418	1,215,187

General Dynamics Corp.	1,033	281,100

HEICO Corp.	195	48,898

HEICO Corp., Class A	62	12,458

Lockheed Martin Corp.	1,914	914,414

Rheinmetall AG	299	509,213

Safran SA	1,974	525,320

TOTAL AEROSPACE & DEFENSE		$3,582,904

AIR FREIGHT & LOGISTICS – 0.6%

C.H. Robinson Worldwide, Inc.	522	46,573

DSV A/S	3,276	694,381

Expeditors International of Washington, Inc.	4,631	508,993

SG Holdings Co. Ltd.	5,876	61,872

United Parcel Service, Inc., Class B	950	90,535

Yamato Holdings Co. Ltd.	8,065	114,505

TOTAL AIR FREIGHT & LOGISTICS		$1,516,859

AUTOMOBILE COMPONENTS – 0.8%

Aisin Corp.	6,683	84,883

Bridgestone Corp.	4,435	185,450

Continental AG	1,591	124,376

Denso Corp.	6,622	85,503

Fuyao Glass Industry Group Co. Ltd., Class H	47,496	335,892

Hankook Tire & Technology Co. Ltd.	2,002	58,150

Hesai Group, ADR*	3,634	68,355

Hyundai Mobis Co. Ltd.	851	159,740

Koito Manufacturing Co. Ltd.	9,870	119,551

Nokian Renkaat OYJ	8,324	66,216

Stanley Electric Co. Ltd.	5,837	109,379

Sumitomo Rubber Industries Ltd.	7,539	94,941

Tachi-S Co. Ltd.	4,051	44,690

Tokai Rika Co. Ltd.	5,580	83,106

Toyoda Gosei Co. Ltd.	4,630	88,904

Toyota Boshoku Corp.	7,730	110,916

TS Tech Co. Ltd.	6,286	71,049

Valeo SE	7,041	69,925

TOTAL AUTOMOBILE COMPONENTS		$1,961,026

AUTOMOBILES – 1.5%

BYD Co. Ltd., Class H	9,976	473,822

Honda Motor Co. Ltd.	40,997	417,134

Isuzu Motors Ltd.	59,342	798,057

Mercedes-Benz Group AG	5,854	350,003

Nissan Motor Co. Ltd.*	36,708	87,388

Renault SA	2,855	151,632

Subaru Corp.	7,419	134,343

Suzuki Motor Corp.	10,898	130,598

Tesla, Inc.*	1,988	560,934

Description	Number of Shares	Value

Toyota Motor Corp.	15,415	$294,418

Yadea Group Holdings Ltd.	33,659	60,750

Yamaha Motor Co. Ltd.	7,838	61,558

TOTAL AUTOMOBILES		$3,520,637

BANKS – 7.3%

77 Bank Ltd. (The)	3,477	108,972

ABN AMRO Bank NV	11,600	240,385

AIB Group PLC	24,744	166,306

Banco Bradesco SA, ADR	93,440	229,862

Bank Negara Indonesia Persero Tbk PT	426,396	107,452

Bank of America Corp.	13,938	555,847

Bank of Ireland Group PLC	15,747	184,893

Bank of Nova Scotia (The)	10,353	518,026

Bank of Nova Scotia (The)	8,774	438,525

BNP Paribas SA	4,226	358,067

BPER Banca SpA	26,165	212,514

Chiba Bank Ltd. (The)	13,720	121,991

Dah Sing Financial Holdings Ltd.	11,085	40,474

DNB Bank ASA	21,088	527,160

Erste Group Bank AG	10,751	728,075

FinecoBank Banca Fineco SpA	103,086	2,062,846

First Citizens BancShares, Inc., Class A	210	373,619

HDFC Bank Ltd., ADR	21,878	1,590,312

HSBC Holdings PLC	48,306	538,485

iM Financial Group Co. Ltd.	10,488	75,832

ING Groep NV	14,203	275,813

JPMorgan Chase & Co.	3,499	855,925

Kasikornbank PCL	30,589	145,703

Kasikornbank PCL, NVDR	15,014	71,699

KB Financial Group, Inc., ADR	2,787	175,525

KBC Group NV	8,298	765,148

Mebuki Financial Group, Inc.	26,053	127,298

Mitsubishi UFJ Financial Group, Inc.	41,913	528,067

Mizuho Financial Group, Inc.	34,118	853,040

Resona Holdings, Inc.	30,886	247,761

Royal Bank of Canada	5,127	615,381

Sberbank of Russia PJSC, ADR*,(1)	3,982	—

Security Bank Corp.	25,364	30,180

Shiga Bank Ltd. (The)	1,370	55,088

Shinhan Financial Group Co. Ltd., ADR	6,689	240,670

Societe Generale SA	9,793	510,597

Standard Chartered PLC	27,807	400,511

Sumitomo Mitsui Trust Group, Inc.	19,951	493,562

Tochigi Bank Ltd. (The)	14,740	33,387

Unicaja Banco SA	45,307	86,357

UniCredit SpA	9,513	553,475

Wells Fargo & Co.	17,144	1,217,396

TOTAL BANKS		$17,462,226

BEVERAGES – 1.3%

Ambev SA	70,458	181,386

Asahi Group Holdings Ltd.	21,075	291,305

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Brown-Forman Corp., Class B	8,850	$308,334

Cia Cervecerias Unidas SA	12,542	96,294

Coca-Cola Co. (The)	9,434	684,437

Coca-Cola Europacific Partners PLC	9	817

Coca-Cola Icecek AS	15,900	21,576

Diageo PLC	10,841	304,420

Embotelladora Andina SA, Class B, ADR	4,085	105,801

Heineken Holding NV	1,013	79,206

Heineken NV	3,910	350,004

Kirin Holdings Co. Ltd.	11,815	178,722

Pernod Ricard SA	3,417	370,387

Suntory Beverage & Food Ltd.	2,551	89,134

Tsingtao Brewery Co. Ltd., Class H	11,878	83,936

TOTAL BEVERAGES		$3,145,759

BIOTECHNOLOGY – 0.6%

Argenx SE, ADR*	596	384,504

Gilead Sciences, Inc.	4,555	485,290

Keymed Biosciences, Inc.*	8,991	51,700

Legend Biotech Corp., ADR*	1,306	45,645

United Therapeutics Corp.*	860	260,657

Zai Lab Ltd., ADR*	3,281	103,975

Zai Lab Ltd.*	7,165	22,823

TOTAL BIOTECHNOLOGY		$1,354,594

BROADLINE RETAIL – 1.9%

Alibaba Group Holding Ltd.	41,663	622,030

Alibaba Group Holding Ltd., ADR	5,626	671,913

Amazon.com, Inc.*	15,455	2,850,211

ASKUL Corp.	15,092	160,632

PDD Holdings, Inc., ADR*	2,617	276,277

Seria Co. Ltd.	3,850	78,163

TOTAL BROADLINE RETAIL		$4,659,226

BUILDING PRODUCTS – 0.8%

AGC, Inc.	3,591	112,118

Assa Abloy AB, Class B	10,926	331,648

AZEK Co., Inc. (The)*	6,880	340,973

Cie de Saint-Gobain SA	2,193	238,418

Geberit AG	227	157,247

Lennox International, Inc.	701	383,272

Trane Technologies PLC	899	344,596

TOTAL BUILDING PRODUCTS		$1,908,272

CAPITAL MARKETS – 3.6%

Ameriprise Financial, Inc.	420	197,828

Ares Management Corp., Class A	4,931	752,125

Blackrock, Inc.	507	463,530

Cboe Global Markets, Inc.	2	444

CME Group, Inc.	1,276	353,554

CSC Financial Co. Ltd., Class H	186,830	211,392

Daiwa Securities Group, Inc.	3,343	21,983

Deutsche Boerse AG	1,014	326,603

Hong Kong Exchanges & Clearing Ltd.	11,204	489,499

Houlihan Lokey, Inc.	2,861	463,711

Intercontinental Exchange, Inc.	2,363	396,913

Intermediate Capital Group PLC	25,256	635,289

Japan Exchange Group, Inc.	11,631	129,404

Description	Number of Shares	Value

KKR & Co., Inc.	2,921	$333,783

London Stock Exchange Group PLC	1,836	285,886

Moody’s Corp.	650	294,528

Morgan Stanley	4,390	506,694

Nasdaq, Inc.	9,633	734,131

Partners Group Holding AG	21	27,516

S&P Global, Inc.	1,895	947,595

Schroders PLC	7,308	32,200

T Rowe Price Group, Inc.	994	88,019

Tradeweb Markets, Inc., Class A	2,550	352,665

UBS Group AG	23,077	700,511

TOTAL CAPITAL MARKETS		$8,745,803

CHEMICALS – 2.3%

ADEKA Corp.	8,557	154,257

Aica Kogyo Co. Ltd.	6,663	154,477

Air Liquide SA	1,108	227,670

Asahi Kasei Corp.	12,560	87,527

BASF SE	4,235	216,279

China BlueChemical Ltd., Class H	113,811	27,710

Dow, Inc.	182	5,567

Ecolab, Inc.	731	183,795

Element Solutions, Inc.	10,422	212,713

EMS-Chemie Holding AG	65	47,925

Evonik Industries AG	8,701	195,536

Fuso Chemical Co. Ltd.	8,117	196,961

Givaudan SA	32	154,380

KH Neochem Co. Ltd.	12,245	217,014

Linde PLC	1,784	808,562

Lintec Corp.	6,375	121,946

LyondellBasell Industries NV, Class A	349	20,315

Mitsubishi Gas Chemical Co., Inc.	13,801	210,279

Nippon Shokubai Co. Ltd.	8,510	99,730

Nippon Soda Co. Ltd.	4,855	91,090

Nissan Chemical Corp.	3,874	113,309

NOF Corp.	11,734	176,630

Osaka Soda Co. Ltd.	3,187	33,225

Sherwin-Williams Co. (The)	1,070	377,624

Shin-Etsu Chemical Co. Ltd.	14,309	435,444

Sika AG	1,466	366,365

Symrise AG	4,489	517,723

Valqua Ltd.	4,262	89,663

TOTAL CHEMICALS		$5,543,716

COMMERCIAL SERVICES & SUPPLIES – 1.9%

Cintas Corp.	3,342	707,434

Clean Harbors, Inc.*	3,632	777,030

Copart, Inc.*	24,192	1,476,438

Elis SA	24,865	638,262

Prosegur Cia de Seguridad SA	19,225	53,762

Secom Co. Ltd.	4,752	174,733

Waste Connections, Inc.	4,125	815,224

TOTAL COMMERCIAL SERVICES & SUPPLIES		$4,642,883

COMMUNICATIONS EQUIPMENT – 0.7%

Arista Networks, Inc.*	4,703	386,916

Cisco Systems, Inc.	16,124	930,839

Nokia OYJ	39,497	197,452

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

10	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Telefonaktiebolaget LM Ericsson, Class B	22,572	$190,674

TOTAL COMMUNICATIONS EQUIPMENT		$1,705,881

CONSTRUCTION & ENGINEERING – 0.3%

Bouygues SA	1,719	75,559

Chiyoda Corp.*	8,131	19,450

Ferrovial SE	578	28,196

Fugro NV	1,998	23,432

Implenia AG	519	29,353

JGC Holdings Corp.	16,985	135,845

Obayashi Corp.	8,057	125,006

Vinci SA	2,228	312,961

TOTAL CONSTRUCTION & ENGINEERING		$749,802

CONSTRUCTION MATERIALS – 0.4%

Heidelberg Materials AG	692	138,340

Holcim AG*	4,102	458,390

Imerys SA	1,713	57,221

Semen Indonesia Persero Tbk PT	356,203	56,144

Taiheiyo Cement Corp.	2,466	66,398

Vicat SACA	1,145	64,113

TOTAL CONSTRUCTION MATERIALS		$840,606

CONSUMER FINANCE – 0.5%

American Express Co.	2,570	684,674

Credit Acceptance Corp.*	959	467,436

Marui Group Co. Ltd.	4,365	86,887

Vanquis Banking Group PLC*	12,178	10,425

TOTAL CONSUMER FINANCE		$1,249,422

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.8%

Atacadao SA	56,239	84,629

Carrefour SA	11,219	173,039

Casey’s General Stores, Inc.	621	287,268

Costco Wholesale Corp.	675	671,288

J Sainsbury PLC	30,301	107,693

Koninklijke Ahold Delhaize NV	6,402	262,860

Kroger Co. (The)	6,984	504,315

Performance Food Group Co.*	13,697	1,104,800

Tesco PLC	129	638

Tsuruha Holdings, Inc.	1,982	159,430

U.S. Foods Holding Corp.*	7,140	468,812

Walmart, Inc.	5,011	487,320

TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		$4,312,092

CONTAINERS & PACKAGING – 0.5%

Amcor PLC	43,990	404,708

Ball Corp.	3,927	203,968

Packaging Corp. of America	297	55,126

Silgan Holdings, Inc.	11,241	580,598

TOTAL CONTAINERS & PACKAGING		$1,244,400

DISTRIBUTORS – 0.1%

Genuine Parts Co.	618	72,646

LKQ Corp.	6,535	249,702

TOTAL DISTRIBUTORS		$322,348

DIVERSIFIED REITS – 0.1%

British Land Co. PLC (The)	18,396	96,779

Description	Number of Shares	Value

Land Securities Group PLC	15,681	$124,261

DIVERSIFIED REITS		$221,040

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.3%

BT Group PLC	93,773	217,643

China Tower Corp. Ltd., Class H	80,922	117,214

Deutsche Telekom AG	1,367	49,099

Elisa OYJ	1,254	66,898

Koninklijke KPN NV	114,763	533,861

KT Corp., ADR	10,478	203,902

LG Uplus Corp.	14,355	121,208

Nippon Telegraph & Telephone Corp.	316,689	331,028

Orange Polska SA	33,132	85,131

Orange SA	35,422	513,904

Proximus SADP	7,541	57,919

Singapore Telecommunications Ltd.	173,200	501,101

Swisscom AG	226	150,716

Telefonica Brasil SA	36,998	180,324

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,129,948

ELECTRIC UTILITIES – 0.7%

Duke Energy Corp.	4,409	537,986

Edison International	3,742	200,234

Enel Americas SA	998,254	98,024

Iberdrola SA	36,841	664,091

Redeia Corp. SA	3,567	74,801

TOTAL ELECTRIC UTILITIES		$1,575,136

ELECTRICAL EQUIPMENT – 0.5%

AMETEK, Inc.	1,023	173,480

Cosel Co. Ltd.	3,894	29,340

Legrand SA	1,649	181,225

Schneider Electric SE	2,302	537,853

Toyo Tanso Co. Ltd.	4,728	132,867

Ushio, Inc.	12,230	147,101

Zumtobel Group AG	1,696	8,895

TOTAL ELECTRICAL EQUIPMENT		$1,210,761

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.6%

Alps Alpine Co. Ltd.	4,865	49,420

Amphenol Corp., Class A	10,600	815,670

Canon Marketing Japan, Inc.	2,378	84,181

CDW Corp.	2,311	371,054

Flex Ltd.*	14,881	511,013

Halma PLC	3,310	122,177

Horiba Ltd.	1,290	88,174

Jabil, Inc.	3,873	567,627

Keyence Corp.	1,454	607,905

Koa Corp.	5,124	29,643

Maruwa Co. Ltd.	442	90,887

Maxell Ltd.	5,611	68,773

Nichicon Corp.	16,081	131,547

Nippon Chemi-Con Corp.*	3,201	21,879

PAX Global Technology Ltd.	29,133	17,544

Shimadzu Corp.	4,347	111,272

Yokogawa Electric Corp.	1,999	43,259

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$3,732,025

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	11

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
ENERGY EQUIPMENT & SERVICES – 0.0%**

Trican Well Service Ltd.	6,478	$19,031

ENTERTAINMENT – 1.0%

Avex, Inc.	3,830	35,339

Live Nation Entertainment, Inc.*	4,371	578,939

NetEase, Inc.	20,893	449,123

Netflix, Inc.*	676	765,043

Nintendo Co. Ltd.	2,678	222,327

Spotify Technology SA*	609	373,914

Universal Music Group NV	3,038	89,334

TOTAL ENTERTAINMENT		$2,514,019

FINANCIAL SERVICES – 1.7%

Berkshire Hathaway, Inc., Class B*	1,751	933,721

Corpay, Inc.*	1,249	406,387

Equitable Holdings, Inc.	6,517	322,266

Fiserv, Inc.*	2,247	414,729

Groupe Bruxelles Lambert NV	753	62,118

Investor AB, Class B	850	25,184

Mastercard, Inc., Class A	1,855	1,016,651

Mitsubishi HC Capital, Inc.	16,153	114,268

Visa, Inc., Class A	2,148	742,134

TOTAL FINANCIAL SERVICES		$4,037,458

FOOD PRODUCTS – 1.0%

Astral Foods Ltd.	4,440	41,289

China Mengniu Dairy Co. Ltd.	58,302	145,210

Chocoladefabriken Lindt & Spruengli AG	32	466,368

Danone SA	912	78,474

Hershey Co. (The)	484	80,920

JDE Peet’s NV	781	18,907

Kellanova	463	38,322

Kerry Group PLC, Class A	732	77,491

Kraft Heinz Co. (The)	3,690	107,379

M Dias Branco SA	23,877	106,655

MEIJI Holdings Co. Ltd.	1,095	26,923

Mondelez International, Inc., Class A	3,382	230,416

Nestle SA	4,301	457,787

Nissin Foods Holdings Co. Ltd.	1,738	38,321

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,417	22,441

Tate & Lyle PLC	18,352	136,778

Thai Union Group PCL, Class F	167,923	54,250

Ulker Biskuvi Sanayi AS*	24,332	67,671

WH Group Ltd.	133,273	119,174

Yakult Honsha Co. Ltd.	1,071	22,000

TOTAL FOOD PRODUCTS		$2,336,776

GAS UTILITIES – 1.0%

Atmos Energy Corp.	12,805	2,056,867

ENN Energy Holdings Ltd.	7,627	60,211

Kunlun Energy Co. Ltd.	198,193	188,913

Osaka Gas Co. Ltd.	987	25,028

Snam SpA	629	3,610

TOTAL GAS UTILITIES		$2,334,629

GROUND TRANSPORTATION – 1.2%

Ayvens SA	11,511	116,684

Description	Number of Shares	Value

Canadian National Railway Co.	3,612	$349,803

DiDi Global, Inc., ADR*	42,307	171,766

East Japan Railway Co.	3,077	66,700

Old Dominion Freight Line, Inc.	4,746	727,467

Tokyu Corp.	1,778	21,564

Uber Technologies, Inc.*	14,099	1,142,160

U-Haul Holding Co.	2,628	144,014

West Japan Railway Co.	3,458	72,742

TOTAL GROUND TRANSPORTATION		$2,812,900

HEALTH CARE EQUIPMENT & SUPPLIES – 0.9%

Abbott Laboratories	321	41,971

Boston Scientific Corp.*	6,195	637,280

Coloplast A/S, Class B	1,094	123,800

Hoya Corp.	4,137	486,785

IDEXX Laboratories, Inc.*	298	128,930

Koninklijke Philips NV*	9,368	237,758

Medtronic PLC	1,035	87,727

Paramount Bed Holdings Co. Ltd.	2,511	40,448

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	157,431	115,879

Siemens Healthineers AG	1,043	56,225

Smith & Nephew PLC	8,851	124,556

Stryker Corp.	265	99,089

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,180,448

HEALTH CARE PROVIDERS & SERVICES – 1.9%

Alfresa Holdings Corp.	6,065	91,558

BML, Inc.	2,290	47,766

Cencora, Inc.	254	74,338

CVS Health Corp.	781	52,100

Elevance Health, Inc.	1,154	485,349

Fresenius SE & Co. KGaA*	5,477	260,141

HCA Healthcare, Inc.	1,825	629,771

McKesson Corp.	866	617,276

Molina Healthcare, Inc.*	2,606	852,188

Netcare Ltd.	99,673	73,238

UnitedHealth Group, Inc.	3,407	1,401,776

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,585,501

HEALTH CARE REITS – 0.2%

Welltower, Inc.	3,537	539,711

HEALTH CARE TECHNOLOGY – 0.0%**

M3, Inc.*	5,817	72,902

HOTELS, RESTAURANTS & LEISURE – 1.8%

Choice Hotels International, Inc.	2,351	296,485

Compass Group PLC	19,541	658,821

Darden Restaurants, Inc.	2,656	532,900

DraftKings, Inc., Class A*	5,771	192,117

Evolution AB	210	14,548

FDJ UNITED	923	32,900

Flutter Entertainment PLC*	1,548	375,725

Galaxy Entertainment Group Ltd.	15,332	55,373

Hyatt Hotels Corp., Class A	2,093	235,839

Marriott International, Inc., Class A	802	191,341

McDonald’s Corp.	1,872	598,385

Meituan, Class B*	33,617	556,611

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

12	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Starbucks Corp.	3,440	$275,372

Trip.com Group Ltd., ADR	1,494	88,131

Yum! Brands, Inc.	1,235	185,793

TOTAL HOTELS, RESTAURANTS & LEISURE		$4,290,341

HOUSEHOLD DURABLES – 1.2%

Coway Co. Ltd.	1,778	109,472

Crest Nicholson Holdings PLC	21,402	51,548

Garmin Ltd.	674	125,950

Nikon Corp.	5,185	49,856

NVR, Inc.*	113	805,210

Rinnai Corp.	4,770	106,841

Sekisui House Ltd.	12,431	285,791

Sony Group Corp.	51,710	1,364,255

TOTAL HOUSEHOLD DURABLES		$2,898,923

HOUSEHOLD PRODUCTS – 1.0%

Henkel AG & Co. KGaA	942	66,486

Kimberly-Clark de Mexico SAB de CV, Class A	53,720	94,508

Procter & Gamble Co. (The)	915	148,752

Reckitt Benckiser Group PLC	30,685	1,980,610

Unicharm Corp.	12,995	120,660

TOTAL HOUSEHOLD PRODUCTS		$2,411,016

INDUSTRIAL CONGLOMERATES – 0.5%

3M Co.	1,738	241,426

CK Hutchison Holdings Ltd.	22,962	129,485

Hikari Tsushin, Inc.	263	72,950

Honeywell International, Inc.	3,023	636,342

Sekisui Chemical Co. Ltd.	6,934	121,164

Smiths Group PLC	3,130	77,998

TOTAL INDUSTRIAL CONGLOMERATES		$1,279,365

INDUSTRIAL REITS – 0.1%

LaSalle Logiport REIT	198	188,882

INSURANCE – 7.0%

Admiral Group PLC	1,644	71,502

Ageas SA	4,447	278,899

AIA Group Ltd.	194,175	1,454,937

Allianz SE	2,310	955,362

Aon PLC, Class A	1,218	432,134

Arthur J. Gallagher & Co.	3,421	1,097,080

AXA SA	21,972	1,039,186

Baloise Holding AG	57	12,681

Beazley PLC	38,687	458,389

Brown & Brown, Inc.	1,072	118,563

China Pacific Insurance Group Co. Ltd., Class H	100,874	274,455

China Reinsurance Group Corp., Class H	649,921	75,370

Dai-ichi Life Holdings, Inc.	40,928	295,518

Erie Indemnity Co., Class A	74	26,538

Gjensidige Forsikring ASA	1,045	24,452

Globe Life, Inc.	7,957	981,416

Intact Financial Corp.	10,478	2,327,034

Japan Post Insurance Co. Ltd.	7,590	152,583

Markel Group, Inc.*	387	703,798

Marsh & McLennan Cos., Inc.	1,422	320,618

MS&AD Insurance Group Holdings, Inc.	11,813	268,507

Muenchener Rueckversicherungs AG	430	294,382

Description	Number of Shares	Value

NN Group NV	4,106	$251,782

Old Mutual Ltd.	166,204	101,412

PICC Property & Casualty Co. Ltd., Class H	239,802	441,581

Progressive Corp. (The)	2,753	775,630

Prudential PLC	83,498	887,816

Sampo OYJ, Class A	13,385	134,099

Swiss Life Holding AG	46	45,929

T&D Holdings, Inc.	22,462	477,960

Talanx AG	9,021	1,035,323

Tokio Marine Holdings, Inc.	15,862	635,787

Tongyang Life Insurance Co. Ltd.*	4,061	17,460

Travelers Cos., Inc. (The)	116	30,639

Tryg A/S	3,063	73,054

Zurich Insurance Group AG	438	310,661

TOTAL INSURANCE		$16,882,537

INTERACTIVE MEDIA & SERVICES – 2.8%

Alphabet, Inc., Class A	17,281	2,744,223

Alphabet, Inc., Class C	3,973	639,216

Baidu, Inc., Class A*	10,456	115,299

Meta Platforms, Inc., Class A	2,851	1,565,199

Scout24 SE	239	28,483

Tencent Holdings Ltd.	28,675	1,756,371

TOTAL INTERACTIVE MEDIA & SERVICES		$6,848,791

IT SERVICES – 1.4%

Accenture PLC, Class A	1,440	430,776

Alten SA	1,081	91,629

BIPROGY Inc	4,334	141,541

Capgemini SE	2,220	354,428

Cognizant Technology Solutions Corp., Class A	8,919	656,171

Future Corp.	12,039	151,802

GoDaddy, Inc., Class A*	2,901	546,345

International Business Machines Corp.	2,201	532,246

Nomura Research Institute Ltd.	2,287	86,603

Obic Co. Ltd.	5,254	183,950

Otsuka Corp.	4,184	92,797

SCSK Corp.	2,870	75,066

TOTAL IT SERVICES		$3,343,354

LEISURE PRODUCTS – 0.2%

Bandai Namco Holdings, Inc.	3,515	122,155

Roland Corp.	3,717	82,515

Sega Sammy Holdings, Inc.	10,473	219,812

Shimano, Inc.	451	63,539

TOTAL LEISURE PRODUCTS		$488,021

LIFE SCIENCES TOOLS & SERVICES – 0.6%

Agilent Technologies, Inc.	1,031	110,935

Danaher Corp.	881	175,610

ICON PLC*	3,651	552,907

Mettler-Toledo International, Inc.*	93	99,563

QIAGEN NV*	6,693	287,235

Thermo Fisher Scientific, Inc.	230	98,670

WuXi AppTec Co. Ltd., Class H	14,038	108,494

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,433,414

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	13

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

MACHINERY – 2.8%

Alfa Laval AB	202	$8,378

Amada Co. Ltd.	6,790	67,988

Atlas Copco AB, Class A	864	13,374

Atlas Copco AB, Class B	2,497	34,673

Daimler Truck Holding AG	5,042	202,570

Deere & Co.	1,381	640,176

Dover Corp.	607	103,585

Duerr AG	2,587	61,244

Fuji Corp.	8,741	129,988

Graco, Inc.	3,161	257,969

Hino Motors Ltd.*	14,632	46,528

Hisaka Works Ltd.	2,040	14,570

IDEX Corp.	1,636	284,615

Kone OYJ, Class B	8,747	541,718

Kubota Corp.	16,220	188,483

MISUMI Group, Inc.	14,938	209,270

Nachi-Fujikoshi Corp.	2,303	49,302

Nordson Corp.	242	45,876

OKUMA Corp.	4,680	105,143

OSG Corp.	13,435	159,700

Otis Worldwide Corp.	1,274	122,648

PACCAR, Inc.	7,595	685,145

Parker-Hannifin Corp.	785	474,972

Rational AG	46	39,470

Schindler Holding AG	212	75,163

Schindler Holding AG	368	134,594

SKF AB, Class B	8,724	171,003

SMC Corp.	488	157,937

Snap-on, Inc.	230	72,176

Spirax Group PLC	667	52,570

Stanley Black & Decker, Inc.	502	30,130

Sumitomo Heavy Industries Ltd.	4,190	87,243

Tadano Ltd.	8,840	61,244

Techtronic Industries Co. Ltd.	26,300	264,683

THK Co. Ltd.	5,341	131,575

Toyota Industries Corp.	440	51,601

Tsubakimoto Chain Co.	4,115	49,990

Volvo AB, Class B	14,814	402,697

Westinghouse Air Brake Technologies Corp.	2,740	506,188

TOTAL MACHINERY		$6,736,179

MARINE TRANSPORTATION – 0.0%**

Kuehne + Nagel International AG	82	18,884

MEDIA – 0.8%

Dentsu Group, Inc.	6,610	138,586

Hakuhodo DY Holdings, Inc.	12,330	92,702

Havas NV*	59,675	99,273

Megacable Holdings SAB de CV	27,326	66,467

Metropole Television SA	3,539	55,608

Nippon Television Holdings, Inc.	5,629	130,356

Omnicom Group, Inc.	6,356	484,073

Publicis Groupe SA	3,879	394,677

RTL Group SA	1,731	70,989

Television Francaise 1 SA	8,160	77,972

TV Asahi Holdings Corp.	5,419	98,565

Description	Number of Shares	Value

WPP PLC	24,201	$187,620

TOTAL MEDIA		$1,896,888

METALS & MINING – 0.9%

Anglo American PLC	4,174	113,943

ARE Holdings, Inc.	11,130	138,280

Barrick Gold Corp.	8,128	155,002

BHP Group Ltd., ADR	5,604	266,470

Dowa Holdings Co. Ltd.	3,500	112,296

Endeavour Mining PLC	3,918	106,149

Ferrexpo PLC*	38,702	30,513

Fresnillo PLC	8,330	111,643

Maruichi Steel Tube Ltd.	2,617	61,824

Neturen Co. Ltd.	3,925	25,499

Norsk Hydro ASA	3,545	18,804

Outokumpu OYJ	11,898	45,797

Rio Tinto PLC	12,536	747,013

Yamato Kogyo Co. Ltd.	1,868	111,237

TOTAL METALS & MINING		$2,044,470

MULTI-UTILITIES – 1.5%

Engie SA	91,416	1,889,416

National Grid PLC	40,820	589,200

Sempra	14,938	1,109,445

TOTAL MULTI-UTILITIES		$3,588,061

OFFICE REITS – 0.1%

Gecina SA	400	41,064

Nippon Building Fund, Inc.	140	129,949

TOTAL OFFICE REITS		$171,013

OIL, GAS & CONSUMABLE FUELS – 3.1%

BP PLC	66,578	307,417

Chevron Corp.	388	52,791

Coterra Energy, Inc.	45,102	1,107,705

Enbridge, Inc.	10,622	496,736

Eni SpA	33,964	486,417

Equinor ASA	25,963	587,689

Exxon Mobil Corp.	4,061	428,963

OMV AG	1,335	69,024

ONEOK, Inc.	4,884	401,269

Shell PLC	32,691	1,054,996

Targa Resources Corp.	2,542	434,428

TotalEnergies SE	22,678	1,291,630

Ultrapar Participacoes SA	26,924	84,447

Williams Cos., Inc. (The)	11,128	651,767

TOTAL OIL, GAS & CONSUMABLE FUELS		$7,455,279

PAPER & FOREST PRODUCTS – 0.1%

Mondi PLC	9,752	148,027

UPM-Kymmene OYJ	3,182	84,279

TOTAL PAPER & FOREST PRODUCTS		$232,306

PASSENGER AIRLINES – 0.1%

easyJet PLC	24,780	164,292

Japan Airlines Co. Ltd.	4,357	78,938

TOTAL PASSENGER AIRLINES		$243,230

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

14	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

PERSONAL CARE PRODUCTS – 1.2%

Beiersdorf AG	880	$123,990

Kao Corp.	9,662	413,742

L’Oreal SA	166	73,350

Natura & Co. Holding SA	50,484	84,775

Unilever PLC, ADR	8,550	543,353

Unilever PLC	19,450	1,238,379

Unilever PLC	5,969	380,644

TOTAL PERSONAL CARE PRODUCTS		$2,858,233

PHARMACEUTICALS – 4.9%

Almirall SA	6,270	69,570

Astellas Pharma, Inc.	28,014	280,536

AstraZeneca PLC	10,803	1,547,711

Chugai Pharmaceutical Co. Ltd.	5,170	297,842

Daiichi Sankyo Co. Ltd.	13,292	340,018

Eisai Co. Ltd.	1,899	54,889

Eli Lilly & Co.	1,742	1,565,971

Genomma Lab Internacional SAB de CV, Class B	60,897	71,174

GSK PLC	29,631	586,181

Haleon PLC	117,018	588,819

Johnson & Johnson	3,301	515,979

Kissei Pharmaceutical Co. Ltd.	623	16,350

Kyowa Kirin Co. Ltd.	4,379	68,377

Merck & Co., Inc.	14,516	1,236,763

Merck KGaA	2,601	362,111

Novartis AG, ADR	3,742	424,680

Novartis AG	13,629	1,554,487

Novo Nordisk A/S, Class B	1,702	113,798

Ono Pharmaceutical Co. Ltd.	8,031	92,444

Otsuka Holdings Co. Ltd.	4,244	206,898

Pfizer, Inc.	18,837	459,811

Roche Holding AG	1,402	458,435

Roche Holding AG	36	12,524

Sanofi SA	3,008	329,051

Shionogi & Co. Ltd.	14,391	241,776

Takeda Pharmaceutical Co. Ltd.	11,826	357,720

TOTAL PHARMACEUTICALS		$11,853,915

PROFESSIONAL SERVICES – 1.5%

Adecco Group AG	3,684	95,881

Automatic Data Processing, Inc.	532	159,919

dip Corp.	13,068	189,885

en Japan, Inc.	5,716	65,634

Experian PLC	8,835	439,550

Hays PLC	63,112	60,291

Intertek Group PLC	1,224	75,172

Open Up Group, Inc.	10,366	133,529

Pagegroup PLC	9,887	35,659

Paychex, Inc.	1,434	210,970

Persol Holdings Co. Ltd.	176,297	319,322

Randstad NV	3,217	129,129

Recruit Holdings Co. Ltd.	1,559	86,392

RELX PLC	5,829	318,119

SGS SA	1,071	104,595

SIGMAXYZ Holdings, Inc.	12,068	88,452

SThree PLC	5,779	18,788

Description	Number of Shares	Value

TechnoPro Holdings, Inc.	8,045	$179,400

Transcosmos, Inc.	2,320	50,695

TransUnion	8,584	712,129

Wolters Kluwer NV	1,396	246,476

TOTAL PROFESSIONAL SERVICES		$3,719,987

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.5%

CK Asset Holdings Ltd.	27,603	112,769

Daito Trust Construction Co. Ltd.	2,609	290,478

Daiwa House Industry Co. Ltd.	3,907	141,367

KE Holdings, Inc., ADR	8,071	163,841

Mitsubishi Estate Co. Ltd.	27,091	475,880

Swiss Prime Site AG	670	94,474

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$1,278,809

RESIDENTIAL REITS – 0.1%

AvalonBay Communities, Inc.	25	5,250

Camden Property Trust	468	53,258

Equity Residential	177	12,436

UDR, Inc.	1,368	57,292

TOTAL RESIDENTIAL REITS		$128,236

RETAIL REITS – 0.3%

Simon Property Group, Inc.	4,692	738,427

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.4%

ams-OSRAM AG*	3,807	33,797

ASM Pacific Technology Ltd.	11,936	80,299

ASML Holding NV	445	297,902

Broadcom, Inc.	4,908	944,643

Disco Corp.	818	158,266

MediaTek, Inc.	10,810	459,350

Miraial Co. Ltd.	1,460	13,132

NVIDIA Corp.	30,641	3,337,418

NXP Semiconductors NV	1,729	318,672

Optorun Co. Ltd.	10,875	108,099

QUALCOMM, Inc.	2,128	315,923

Rohm Co. Ltd.	24,167	220,040

Taiwan Semiconductor Manufacturing Co. Ltd.	16,094	456,016

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,909	651,591

Texas Instruments, Inc.	2,451	392,283

Tokyo Electron Ltd.	1,600	238,237

Tokyo Seimitsu Co. Ltd.	1,200	66,964

Ulvac, Inc.	2,420	82,074

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$8,174,706

SOFTWARE – 4.6%

ANSYS, Inc.*	386	124,246

Atlassian Corp., Class A*	800	182,648

Cadence Design Systems, Inc.*	1,178	350,738

Constellation Software, Inc.	892	3,214,687

Dassault Systemes SE	4,225	158,337

Intuit, Inc.	804	504,486

Lumine Group, Inc.*	1,090	35,239

Manhattan Associates, Inc.*	266	47,186

Microsoft Corp.	11,317	4,473,157

Nemetschek SE	268	35,613

PTC, Inc.*	4,675	724,485

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	15

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Roper Technologies, Inc.	318	$178,105

Sage Group PLC (The)	3,542	58,721

Salesforce, Inc.	1,494	401,453

Synopsys, Inc.*	670	307,537

Topicus.com, Inc.*	486	58,161

Trend Micro, Inc.	787	56,468

Tyler Technologies, Inc.*	185	100,510

TOTAL SOFTWARE		$11,011,777

SPECIALIZED REITS – 1.0%

American Tower Corp.	3,767	849,120

Equinix, Inc.	656	564,652

Lamar Advertising Co., Class A	5,951	677,283

Public Storage	752	225,923

TOTAL SPECIALIZED REITS		$2,316,978

SPECIALTY RETAIL – 1.3%

ABC-Mart, Inc.	5,730	106,566

Adastria Co. Ltd.	2,383	48,689

CarMax, Inc.*	1,025	66,287

Home Depot, Inc. (The)	1,102	397,260

Industria de Diseno Textil SA	13,779	740,965

Kingfisher PLC	35,754	137,420

Lojas Renner SA	51,634	132,198

Lowe’s Cos., Inc.	993	221,995

O’Reilly Automotive, Inc.*	696	984,979

Shimamura Co. Ltd.	1,200	79,847

Xebio Holdings Co. Ltd.	4,788	43,680

ZOZO, Inc.	7,444	75,598

TOTAL SPECIALTY RETAIL		$3,035,484

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 2.4%

Apple, Inc.	25,447	5,407,487

Canon, Inc.	3,461	106,806

FUJIFILM Holdings Corp.	830	17,000

HP, Inc.	4,343	111,051

Quadient SA	2,630	49,783

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$5,692,127

TEXTILES, APPAREL & LUXURY GOODS – 0.3%

Burberry Group PLC	7,829	76,245

Deckers Outdoor Corp.*	686	76,029

Hermes International SCA	75	206,264

Lululemon Athletica, Inc.*	513	138,905

LVMH Moet Hennessy Louis Vuitton SE	179	99,153

Swatch Group AG – BR (The)	811	140,743

Yue Yuen Industrial Holdings Ltd.	32,052	46,017

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$783,356

TOBACCO – 1.6%

British American Tobacco PLC	33,547	1,461,251

Japan Tobacco, Inc.	7,076	217,998

Philip Morris International, Inc.	13,230	2,267,093

TOTAL TOBACCO		$3,946,342

TRADING COMPANIES & DISTRIBUTORS – 1.9%

AerCap Holdings NV	10,201	1,081,306

Bunzl PLC	2,369	74,445

Description	Number of Shares	Value

Fastenal Co.	5,375	$435,214

ITOCHU Corp.	25,105	1,283,943

Marubeni Corp.	11,181	198,224

MonotaRO Co. Ltd.	2,349	45,178

RS Group PLC	136,209	939,161

Sumitomo Corp.	4,596	112,218

Toyota Tsusho Corp.	8,980	178,457

Travis Perkins PLC	14,045	104,840

WW Grainger, Inc.	192	196,668

TOTAL TRADING COMPANIES & DISTRIBUTORS		$4,649,654

WIRELESS TELECOMMUNICATION SERVICES – 1.2%

America Movil SAB de CV, Series B	204,314	176,804

Empresa Nacional de Telecomunicaciones SA	15,559	45,023

KDDI Corp.	68,854	1,220,342

MTN Group Ltd.	21,939	145,199

SoftBank Corp.	148,794	225,162

T-Mobile US, Inc.	3,841	948,535

VEON Ltd., ADR*	1,178	53,434

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,814,499

TOTAL COMMON STOCKS (Cost $ 173,814,744)		$225,224,225

EXCHANGE-TRADED FUNDS – 0.4%

EQUITY FUNDS – 0.4%

iShares Core MSCI EAFE ETF	2,446	192,525

Next Funds TOPIX ETF	3,010	59,879

Vanguard Russell 1000 Value ETF	7,863	628,254

TOTAL EXCHANGE-TRADED FUNDS (Cost $ 835,855)		$880,658

PREFERRED STOCKS – 0.2%

CONSUMER DISCRETIONARY – 0.2%

Bayerische Motoren Werke AG 6.88%	534	43,092

Raizen SA 0.58%	212,700	68,587

Volkswagen AG 9.41%	2,300	250,264

TOTAL CONSUMER DISCRETIONARY		$361,943

CONSUMER STAPLES – 0.0%**

Henkel AG & Co. KGaA 2.93%	1,075	83,491

FINANCIALS – 0.0%**

Banco do Estado do Rio Grande do Sul SA 8.59%	21,400	43,289

MATERIALS – 0.0%**

Fuchs SE 2.49%	1,545	77,470

TOTAL PREFERRED STOCKS (Cost $ 585,563)		$566,193

WARRANTS – 0.0%**

Constellation Software, Inc., Expire 03/31/40*,(1)	905	—

TOTAL WARRANTS (Cost $ —)		$—

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

16	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

MONEY MARKET FUND—2.2%

Dreyfus Government Cash Management Fund, Institutional Shares 4.21%^	5,333,267	$5,333,267

TOTAL MONEY MARKET FUND (Cost $ 5,333,267)		$5,333,267

TOTAL INVESTMENTS – 96.5% (COST $ 180,569,429)		$232,004,343

OTHER ASSETS LESS LIABILITIES – 3.5%		8,380,023

TOTAL NET ASSETS – 100.0%		$240,384,366

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$1,256,870	$2,326,034	$—		$3,582,904

Air Freight & Logistics	646,101	870,758	—		1,516,859

Automobile Components	68,355	1,892,671	—		1,961,026

Automobiles	560,934	2,959,703	—		3,520,637

Banks	6,811,088	10,651,138	—	(a)	17,462,226

Beverages	1,377,069	1,768,690	—		3,145,759

Biotechnology	1,280,071	74,523	—		1,354,594

Broadline Retail	3,798,401	860,825	—		4,659,226

Building Products	1,068,841	839,431	—		1,908,272

Capital Markets	5,885,520	2,860,283	—		8,745,803

Chemicals	1,608,576	3,935,140	—		5,543,716

Commercial Services & Supplies	3,776,126	866,757	—		4,642,883

Communications Equipment	1,317,755	388,126	—		1,705,881

Construction & Engineering	—	749,802	—		749,802

Construction Materials	—	840,606	—		840,606

Consumer Finance	1,152,110	97,312	—		1,249,422

Consumer Staples Distribution & Retail	3,608,432	703,660	—		4,312,092

Containers & Packaging	1,244,400	—	—		1,244,400

Distributors	322,348	—	—		322,348

Diversified REITs	—	221,040	—		221,040

Diversified Telecommunication Services	384,226	2,745,722	—		3,129,948

Electric Utilities	836,244	738,892	—		1,575,136

Electrical Equipment	173,480	1,037,281	—		1,210,761

Electronic Equipment, Instruments & Components	2,265,364	1,466,661	—		3,732,025

Energy Equipment & Services	19,031	—	—		19,031

Entertainment	1,717,896	796,123	—		2,514,019

Financial Services	3,835,888	201,570	—		4,037,458

Food Products	563,692	1,773,084	—		2,336,776

Gas Utilities	2,056,867	277,762	—		2,334,629

Ground Transportation	2,535,210	277,690	—		2,812,900

Health Care Equipment & Supplies	994,997	1,185,451	—		2,180,448

Health Care Providers & Services	4,112,798	472,703	—		4,585,501

Health Care REITs	539,711	—	—		539,711

Health Care Technology	—	72,902	—		72,902

Hotels, Restaurants & Leisure	2,596,363	1,693,978	—		4,290,341

Household Durables	931,160	1,967,763	—		2,898,923

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	17

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Household Products	$243,260	$2,167,756	$—	$2,411,016

Industrial Conglomerates	877,768	401,597	—	1,279,365

Industrial REITs	—	188,882	—	188,882

Insurance	6,813,450	10,069,087	—	16,882,537

Interactive Media & Services	4,948,638	1,900,153	—	6,848,791

IT Services	2,165,538	1,177,816	—	3,343,354

Leisure Products	—	488,021	—	488,021

Life Sciences Tools & Services	1,037,685	395,729	—	1,433,414

Machinery	3,223,480	3,512,699	—	6,736,179

Marine Transportation	—	18,884	—	18,884

Media	550,540	1,346,348	—	1,896,888

Metals & Mining	527,621	1,516,849	—	2,044,470

Multi-Utilities	1,109,445	2,478,616	—	3,588,061

Office REITs	—	171,013	—	171,013

Oil, Gas & Consumable Fuels	3,658,106	3,797,173	—	7,455,279

Paper & Forest Products	—	232,306	—	232,306

Passenger Airlines	—	243,230	—	243,230

Personal Care Products	628,128	2,230,105	—	2,858,233

Pharmaceuticals	4,274,378	7,579,537	—	11,853,915

Professional Services	1,083,018	2,636,969	—	3,719,987

Real Estate Management & Development	163,841	1,114,968	—	1,278,809

Residential REITs	128,236	—	—	128,236

Retail REITs	738,427	—	—	738,427

Semiconductors & Semiconductor Equipment	5,960,530	2,214,176	—	8,174,706

Software	10,702,638	309,139	—	11,011,777

Specialized REITs	2,316,978	—	—	2,316,978

Specialty Retail	1,802,719	1,232,765	—	3,035,484

Technology Hardware, Storage & Peripherals	5,518,538	173,589	—	5,692,127

Textiles, Apparel & Luxury Goods	214,934	568,422	—	783,356

Tobacco	2,267,093	1,679,249	—	3,946,342

Trading Companies & Distributors	1,713,188	2,936,466	—	4,649,654

Wireless Telecommunication Services	1,223,796	1,590,703	—	2,814,499

Exchange-Traded Funds	820,779	59,879	—	880,658

Preferred Stocks	111,876	454,317	—	566,193

Warrants	—	—	—(a)	—

Money Market Fund	5,333,267	—	—	5,333,267

Total Investments in Securities	$129,503,819	$102,500,524	$—	$232,004,343

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$25,534	$—	$25,534

Financial Futures Contracts	1,103,698	—	—	1,103,698

Total Assets - Other Financial Instruments	$1,103,698	$25,534	$—	$1,129,232

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(1,422,448)	$—	$(1,422,448)

Financial Futures Contracts	(382,326)	—	—	(382,326)

Total Liabilities - Other Financial Instruments	$(382,326)	$(1,422,448)	$—	$(1,804,774)

(a) Includes internally fair valued securities currently priced at zero ($0).

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Ω	As of April 30, 2025, the Fund had 47.3% of net assets invested securities of non-U.S. companies.

*	Non-income producing security.

**	Represents less than 0.05%.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

18	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CAD	Canadian Dollar

CHF	Swiss Franc

EAFE	Europe, Australasia and Far East

ETF	Exchange-Traded Fund

EUR	Euro

FTSE	Financial Times Stock Exchange

GBP	British Pound Sterling

HKD	Hong Kong Dollar

HSCE	Hang Seng China Enterprises

JPY	Japanese Yen

LLC	Limited Liability Corporation

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPI	Share Price Index

STOXX	Stock Index of the Eurozone

TOPIX	Tokyo Stock Price Index

TSX	Toronto Stock Exchange

At April 30, 2025, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)

CONTRACTS PURCHASED

6/18/2025	Standard Chartered PLC	680,000 CAD	$474,437	$494,496	$20,059	$ —

CONTRACTS SOLD

6/18/2025	State Street Bank & Trust	362,900,000 JPY	2,487,705	2,552,131	—	(64,426)

6/18/2025	Standard Chartered PLC	832,000 EUR	950,925	945,450	5,475	—

6/18/2025	Credit Agricole Securities (USA) Inc.	954,000 EUR	1,051,315	1,084,086	—	(32,771)

6/18/2025	JP Morgan Securities LLC	1,967,000,000 JPY	13,470,717	13,833,125	—	(362,408)

6/18/2025	Deutsche Bank AG	7,902,000 EUR	8,654,120	8,979,503	—	(325,383)

6/18/2025	UBS Securities LLC	8,919,000 GBP	11,527,647	11,888,572	—	(360,925)

6/18/2025	Citibank N.A.	7,650,000 CAD	5,333,789	5,563,079	—	(229,290)

6/18/2025	BNP Paribas	390,000 CHF	447,032	475,405	—	(28,373)

6/18/2025	BNP Paribas	42,695,000 HKD	5,504,233	5,508,810	—	(4,577)

6/18/2025	Standard Chartered PLC	367,000 GBP	474,897	489,192	—	(14,295)

UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$25,534	$(1,422,448)

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	19

Wilmington Global Alpha Equities Fund (concluded)

At April 30, 2025, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

LONG POSITIONS:

EXCHANGE-TRADED:

SPI 200 Index	June 2025	22	$2,781,466	$2,868,447	$ 86,981	$ —

SHORT POSITIONS:

EXCHANGE-TRADED:

E-mini Russell 2000 Index	June 2025	49	4,931,320	4,826,010	105,310	—

E-mini S&P 500 Index	June 2025	94	26,217,983	26,258,900	—	(40,917)

E-Mini S&P Mid 400 Index	June 2025	17	5,015,910	4,858,260	157,650	—

Euro STOXX 50 Index	June 2025	182	10,981,525	10,529,546	451,979	—

FTSE 100 Index	June 2025	89	10,313,599	10,039,176	274,423	—

HSCE Index	May 2025	102	5,343,965	5,316,610	27,355	—

MSCI EAFE Index	June 2025	251	31,242,205	31,308,485	—	(66,280)

S&P TSX 60 Index	June 2025	24	5,137,488	5,205,281	—	(67,793)

TOPIX Index	June 2025	87	16,005,526	16,212,862	—	(207,336)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$1,103,698	$(382,326)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through April 30, 2025. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

20

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

April 30, 2025

Description	Number of Shares	Value

REAL ESTATE RELATED SECURITIES – 52.4%

COMMON STOCKS – 7.2%

DIVERSIFIED – 0.0%**

Centuria Capital Group	73,546	$74,106

DIVERSIFIED REAL ESTATE ACTIVITIES – 3.2%

Airport City Ltd.*	5,513	81,944

Allreal Holding AG	1,240	273,222

City Developments Ltd.	42,000	159,917

Daito Trust Construction Co. Ltd.	5,200	578,953

Daiwa House Industry Co. Ltd.	51,800	1,874,276

Heiwa Real Estate Co. Ltd.	3,800	125,225

JINUSHI Co. Ltd.	1,900	27,394

Kerry Properties Ltd.	50,500	118,596

Lendlease Corp. Ltd.	53,081	178,857

Mitsubishi Estate Co. Ltd.	105,600	1,854,967

Mitsui Fudosan Co. Ltd.	233,800	2,317,109

New World Development Co. Ltd.*	121,000	74,098

Nomura Real Estate Holdings, Inc.	52,000	309,267

Property & Building Corp. Ltd.	345	24,294

St. Joe Co. (The)	3,145	133,096

Starts Corp., Inc.	3,400	92,474

Sumitomo Realty & Development Co. Ltd.	40,000	1,489,852

Sun Frontier Fudousan Co. Ltd.	3,900	53,371

Sun Hung Kai Properties Ltd.	126,000	1,195,288

Tejon Ranch Co.*	4,571	77,387

Tokyo Tatemono Co. Ltd.	18,500	331,674

Tokyu Fudosan Holdings Corp.	53,600	375,405

UOL Group Ltd.	38,100	168,542

Wharf Holdings Ltd. (The)	83,000	208,488

YH Dimri Construction & Development Ltd.	637	53,750

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$12,177,446

REAL ESTATE DEVELOPMENT – 0.5%

Aedas Homes SA	1,862	60,092

Africa Israel Residences Ltd.	1,020	67,483

CK Asset Holdings Ltd.	150,500	614,848

DREAM Unlimited Corp., Class A	3,356	46,277

Forestar Group, Inc.*	2,103	40,504

Goldcrest Co. Ltd.	1,500	34,435

Henderson Land Development Co. Ltd.	109,735	311,202

Howard Hughes Holdings, Inc.*	2,454	163,265

Kasumigaseki Capital Co. Ltd.	900	77,673

Katitas Co. Ltd.	4,800	69,547

Lifestyle Communities Ltd.	11,498	52,521

Mirarth Holdings, Inc.	11,700	40,495

Nexity SA*	5,635	59,086

Sino Land Co. Ltd.	304,000	312,421

Tosei Corp.	2,300	38,764

TOTAL REAL ESTATE DEVELOPMENT		$1,988,613

REAL ESTATE OPERATING COMPANIES – 3.5%

Aeon Mall Co. Ltd.	8,200	157,338

Description	Number of Shares	Value

Alony Hetz Properties & Investments Ltd.	11,558	$96,539

Amot Investments Ltd.	18,530	98,052

Aroundtown SA*	69,060	206,324

Atrium Ljungberg AB, Class B	21,965	77,776

Aura Investments Ltd.	18,173	95,292

Azrieli Group Ltd.	3,003	218,632

Big Shopping Centers Ltd.*	1,135	165,723

Blue Square Real Estate Ltd.	878	74,771

CA Immobilien Anlagen AG	3,798	102,823

Capitaland India Trust	86,834	64,784

Capitaland Investment Ltd.	191,300	403,182

Castellum AB*	35,223	428,672

Catena AB	3,365	158,412

Cibus Nordic Real Estate AB publ	5,170	89,478

Corem Property Group AB, Class B	71,713	36,264

CPI Europe AG*	3,123	61,781

CTP NV	9,505	178,533

Deutsche Wohnen SE	4,010	101,906

Dios Fastigheter AB	11,065	76,838

Electra Real Estate Ltd.	5,139	63,773

Entra ASA*	6,908	79,673

Fabege AB	19,923	170,198

Fastighets AB Balder, Class B*	59,910	430,659

FRP Holdings, Inc.*	1,518	40,356

G City, Ltd.	15,860	54,962

Grainger PLC	61,925	177,660

Grand City Properties SA*	5,872	70,084

Hang Lung Group Ltd.	58,000	83,257

Hang Lung Properties Ltd.	145,000	118,921

Hongkong Land Holdings Ltd.	86,600	423,821

Hufvudstaden AB, Class A	10,212	124,340

Hulic Co. Ltd.	52,000	543,759

Hysan Development Co. Ltd.	50,001	81,506

Ichigo, Inc.	23,500	63,375

International Workplace Group PLC	49,764	123,215

Intershop Holding AG	540	88,601

Israel Canada T.R Ltd.	17,609	57,317

Keihanshin Building Co. Ltd.	4,900	51,617

Kennedy-Wilson Holdings, Inc.	10,537	67,437

Kojamo OYJ*	12,598	146,640

LEG Immobilien SE	6,229	528,027

Leopalace21 Corp.	20,500	83,983

Mega Or Holdings Ltd.	2,597	88,303

Melisron Ltd.	2,063	175,515

Mivne Real Estate KD Ltd.	45,379	132,405

Mobimo Holding AG	620	239,470

NP3 Fastigheter AB	3,361	87,580

Nyfosa AB*	13,690	128,507

Pandox AB	8,632	144,533

Platzer Fastigheter Holding AB, Class B	7,498	58,925

PSP Swiss Property AG	3,919	697,859

Sagax AB, Class B	18,596	422,674

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	21

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Samhallsbyggnadsbolaget i Norden AB	131,894	$53,544

Sirius Real Estate Ltd.	122,953	151,403

StorageVault Canada, Inc.	20,835	56,977

Summit Real Estate Holdings Ltd.	3,339	49,253

Swire Properties Ltd.	88,400	195,362

Swiss Prime Site AG	6,540	922,180

TAG Immobilien AG*	14,769	240,453

TOC Co. Ltd.	5,500	24,331

VGP NV	1,170	108,256

Vonovia SE	67,957	2,254,140

Wallenstam AB, Class B	37,691	186,358

Wharf Real Estate Investment Co. Ltd.	128,000	306,118

Wihlborgs Fastigheter AB	23,134	239,954

TOTAL REAL ESTATE OPERATING COMPANIES		$13,530,401

TOTAL COMMON STOCKS (COST $26,869,853)		$27,770,566

EXCHANGE-TRADED FUNDS – 9.2%

REAL ESTATE – 9.2%

Schwab U.S. REIT ETF#	1,046,400	22,005,792

Vanguard Global ex-U.S. Real Estate ETF	318,500	13,663,650

TOTAL REAL ESTATE		$35,669,442

TOTAL EXCHANGE-TRADED FUNDS (COST $32,942,426)		$35,669,442

INVESTMENT COMPANY – 3.2%

EQUITY FUNDS – 3.2%

Tortoise Energy Infrastructure Total Return Fund, Institutional Class	653,360	12,433,444

TOTAL INVESTMENT COMPANY (COST $7,605,873)		$12,433,444

REAL ESTATE INVESTMENT TRUSTS – 32.8%

DATA CENTER – 3.0%

Digital Core REIT Management Pte Ltd.	140,100	70,086

Digital Realty Trust, Inc.	26,258	4,215,459

Equinix, Inc.	8,052	6,930,759

Keppel DC REIT	150,774	249,448

TOTAL DATA CENTER		$11,465,752

DIVERSIFIED – 2.6%

Activia Properties, Inc.	54	129,484

AEW UK REIT PLC	21,753	29,497

Alexander & Baldwin, Inc.	7,229	124,194

American Assets Trust, Inc.	3,781	70,818

Armada Hoffler Properties, Inc.	7,345	49,726

British Land Co. PLC (The)	77,285	406,585

Broadstone Net Lease, Inc.	14,318	231,665

Charter Hall Group	40,481	437,678

Charter Hall Long Wale REIT	57,114	140,312

Covivio SA	4,089	229,290

CTO Realty Growth, Inc.	2,507	45,811

Custodian Property Income REIT PLC	42,620	45,005

Daiwa House REIT Investment Corp.	177	296,470

Empire State Realty Trust, Inc., Class A	11,206	79,787

Essential Properties Realty Trust, Inc.	14,892	479,076

Gladstone Commercial Corp.	4,528	63,981

Description	Number of Shares	Value

Global Net Lease, Inc.	17,038	$128,637

GPT Group (The)	162,216	480,866

Growthpoint Properties Australia Ltd.	26,398	39,160

H&R REIT	11,299	80,403

Hankyu Hanshin REIT, Inc.	67	67,699

Heiwa REIT, Inc.	85	78,284

Hulic REIT, Inc.	99	101,336

ICADE	2,678	63,615

KDX Realty Investment Corp.	343	357,189

Land Securities Group PLC	61,918	490,656

LondonMetric Property PLC	167,732	430,352

Mapletree Pan Asia Commercial Trust	180,823	169,344

Merlin Properties Socimi SA	30,056	340,843

Mirai Corp.	207	60,204

Mirvac Group	325,926	475,413

Mori Trust REIT, Inc.	222	98,539

NIPPON REIT Investment Corp.	156	91,053

Nomura Real Estate Master Fund, Inc.	360	358,401

NTT UD REIT Investment Corp.	127	119,294

One Liberty Properties, Inc.	1,556	37,966

OUE REIT	366,600	78,638

Picton Property Income Ltd.	63,920	64,929

REIT 1 Ltd.	18,315	95,173

Schroder REIT Ltd.	45,679	32,253

Sekisui House REIT, Inc.	309	166,699

Sella Capital Real Estate Ltd.	19,590	47,939

Star Asia Investment Corp.	211	80,857

Stockland	201,014	706,411

Stoneweg European REIT	48,300	82,054

Suntec REIT	186,000	163,990

Takara Leben Real Estate Investment Corp.	82	48,810

Tokyu REIT, Inc.	79	98,858

Tosei REIT Investment Corp.	51	44,693

United Urban Investment Corp.	253	266,234

WP Carey, Inc.	18,208	1,136,908

Yuexiu REIT	340,000	31,938

TOTAL DIVERSIFIED		$10,075,017

HEALTH CARE – 4.4%

Aedifica SA	3,745	300,222

Alexandria Real Estate Equities, Inc.	12,832	932,373

American Healthcare REIT, Inc.	12,784	412,667

Assura PLC	254,851	164,806

Care REIT PLC	38,181	54,899

CareTrust REIT, Inc.	15,643	457,871

Cofinimmo SA	3,150	251,872

Community Healthcare Trust, Inc.	2,215	37,832

Diversified Healthcare Trust	21,807	49,284

Global Medical REIT, Inc.	6,614	51,192

Health Care & Medical Investment Corp.	33	25,366

Healthcare Realty Trust, Inc.	28,390	440,897

Healthpeak Properties, Inc.	58,245	1,039,091

LTC Properties, Inc.	3,930	140,969

Medical Properties Trust, Inc.#	50,953	281,261

National Health Investors, Inc.	3,834	290,119

NorthWest Healthcare Properties REIT	12,608	44,996

Omega Healthcare Investors, Inc.	22,763	888,895

Parkway Life REIT	36,300	117,592

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

22	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Primary Health Properties PLC	101,031	$138,260

Sabra Health Care REIT, Inc.	19,941	355,947

Sila Realty Trust, Inc.	4,357	112,236

Target Healthcare REIT PLC	77,461	101,794

Universal Health Realty Income Trust	1,459	55,748

Ventas, Inc.	36,165	2,534,443

Welltower, Inc.	50,285	7,672,988

TOTAL HEALTH CARE		$16,953,620

HOTEL & RESORT – 0.8%

Apple Hospitality REIT, Inc.#	18,766	220,876

CapitaLand Ascott Trust	215,449	140,970

CDL Hospitality Trusts	59,214	36,056

Chatham Lodging Trust	5,931	40,746

DiamondRock Hospitality Co.	18,163	133,317

Far East Hospitality Trust	94,900	39,612

Hoshino Resorts REIT, Inc.	53	81,534

Host Hotels & Resorts, Inc.	58,448	825,286

Invincible Investment Corp.	636	262,864

Japan Hotel REIT Investment Corp.	412	203,738

Park Hotels & Resorts, Inc.	17,264	171,604

Pebblebrook Hotel Trust#	10,499	95,016

RLJ Lodging Trust	12,234	85,760

Ryman Hospitality Properties, Inc.	5,265	463,057

Service Properties Trust	17,174	30,913

Summit Hotel Properties, Inc.	11,188	45,535

Sunstone Hotel Investors, Inc.	17,186	143,331

Xenia Hotels & Resorts, Inc.	8,888	94,924

TOTAL HOTEL & RESORT		$3,115,139

INDUSTRIAL – 5.3%

AIMS APAC REIT	43,700	41,203

Americold Realty Trust, Inc.	21,811	421,825

CapitaLand Ascendas REIT	300,400	612,113

Centuria Industrial REIT	46,315	87,226

CRE Logistics REIT, Inc.	87	87,322

Dexus Industria REIT	20,663	34,393

Dream Industrial REIT	11,389	87,570

EastGroup Properties, Inc.	4,173	681,952

ESR-REIT	52,029	87,678

First Industrial Realty Trust, Inc.	10,962	521,572

Frasers Logistics & Commercial Trust	249,620	171,224

GLP J-REIT	411	354,507

Goodman Group	168,621	3,228,053

Goodman Property Trust	90,440	98,586

Granite REIT	2,635	120,874

Industrial & Infrastructure Fund Investment Corp.	217	177,520

Innovative Industrial Properties, Inc.	2,518	136,753

Japan Logistics Fund, Inc.	216	141,257

LaSalle Logiport REIT	137	130,691

Lineage, Inc.#	4,987	240,523

LXP Industrial Trust	25,159	198,504

Mapletree Industrial Trust	178,070	275,453

Mapletree Logistics Trust	279,150	240,218

Mitsubishi Estate Logistics REIT Investment Corp.	126	102,877

Mitsui Fudosan Logistics Park, Inc.	258	184,149

Description	Number of Shares	Value

Montea NV	1,634	$118,635

Nippon Prologis REIT, Inc.	202	334,073

Plymouth Industrial REIT, Inc.	3,225	47,956

Prologis, Inc.	76,849	7,853,968

Rexford Industrial Realty, Inc.	18,308	605,995

Segro PLC	112,072	1,019,480

SOSiLA Logistics REIT, Inc.	76	58,796

STAG Industrial, Inc.	15,121	499,447

Terreno Realty Corp.	8,357	470,750

Tritax Big Box REIT PLC	193,435	370,020

Urban Logistics REIT PLC	48,614	94,640

Warehouse REIT PLC	63,449	91,382

Warehouses De Pauw	14,901	380,602

TOTAL INDUSTRIAL		$20,409,787

MULTI-FAMILY RESIDENTIAL – 3.2%

Advance Residence Investment Corp.	243	250,389

Altarea SCA	428	49,458

Apartment Investment & Management Co., Class A	15,328	121,244

AvalonBay Communities, Inc.	11,631	2,442,277

Boardwalk REIT	2,080	98,086

BRT Apartments Corp.	1,574	24,350

Camden Property Trust	8,690	988,922

Canadian Apartment Properties REIT	6,637	202,682

Care Property Invest NV	2,766	42,067

Centerspace	1,362	82,210

Comforia Residential REIT, Inc.	60	116,641

Daiwa Securities Living Investments Corp.	199	125,646

Elme Communities	7,525	117,164

Empiric Student Property PLC	51,684	62,843

Equity Residential	27,962	1,964,610

Essex Property Trust, Inc.	5,263	1,469,166

Home REIT PLC*,(1)	42,087	—

Independence Realty Trust, Inc.	18,879	366,819

Ingenia Communities Group	40,228	142,715

InterRent REIT	6,334	51,872

Irish Residential Properties REIT PLC	45,362	52,469

Killam Apartment REIT	4,993	63,092

Mid-America Apartment Communities, Inc.	9,712	1,550,521

Morguard North American Residential REIT	1,808	21,915

NexPoint Residential Trust, Inc.	2,069	77,134

Nippon Accommodations Fund, Inc.	215	175,391

Samty Residential Investment Corp.	82	53,227

Social Housing REIT PLC	12,500	11,931

Starts Proceed Investment Corp.	27	32,033

UDR, Inc.	24,987	1,046,456

UNITE Group PLC (The)	33,973	390,317

Veris Residential, Inc.	6,873	106,669

Xior Student Housing NV	2,488	80,693

TOTAL MULTI-FAMILY RESIDENTIAL		$12,381,009

OFFICE – 1.9%

Allied Properties REIT	5,371	59,764

Brandywine Realty Trust	15,743	62,342

BXP, Inc.	12,047	767,755

Champion REIT	160,000	47,364

City Office REIT, Inc.	9,220	46,838

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	23

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

COPT Defense Properties	9,418	$245,904

Cousins Properties, Inc.	12,980	357,469

Daiwa Office Investment Corp.	48	102,840

Derwent London PLC	8,184	212,283

Dexus	90,968	437,886

Douglas Emmett, Inc.	12,207	168,823

Easterly Government Properties, Inc.	3,539	71,378

Gecina SA	4,073	418,128

Global One Real Estate Investment Corp.	95	79,325

Great Portland Estates PLC	28,987	119,841

Helical PLC	17,407	50,145

Highwoods Properties, Inc.	8,747	248,765

Hudson Pacific Properties, Inc.	14,051	28,804

Ichigo Office REIT Investment Corp.	132	77,073

Inmobiliaria Colonial Socimi SA	24,501	158,793

Japan Excellent, Inc.	109	98,483

Japan Prime Realty Investment Corp.	73	180,286

Japan Real Estate Investment Corp.	592	469,819

JBG SMITH Properties#	9,549	133,495

Keppel REIT	194,800	127,615

Kilroy Realty Corp.#	8,970	282,645

Mori Hills REIT Investment Corp.	119	109,537

NET Lease Office Properties*	1,277	38,604

Nippon Building Fund, Inc.	681	632,110

NSI NV	1,341	32,843

One REIT, Inc.	30	50,492

Orix JREIT, Inc.	231	290,939

Paramount Group, Inc.	17,502	75,084

Peakstone Realty Trust	4,237	48,768

Piedmont Office Realty Trust, Inc., Class A	10,974	64,856

SL Green Realty Corp.	5,897	310,241

Vornado Realty Trust	13,769	485,770

Workspace Group PLC	12,028	71,273

TOTAL OFFICE		$7,264,380

OTHER SPECIALIZED – 2.1%

Arena REIT	35,122	83,640

Charter Hall Social Infrastructure REIT	35,768	66,992

EPR Properties	6,503	321,834

Farmland Partners, Inc.#	3,836	38,590

Four Corners Property Trust, Inc.	7,695	215,075

Gaming and Leisure Properties, Inc.	23,100	1,105,566

Gladstone Land Corp.	3,854	38,270

Iron Mountain, Inc.	24,369	2,185,168

Lamar Advertising Co., Class A	7,097	807,710

Millrose Properties, Inc., Class A*	9,693	242,713

Outfront Media, Inc.	11,402	172,512

Rural Funds Trust	46,919	53,161

Safehold, Inc.	4,022	63,347

Uniti Group, Inc.	21,726	106,892

VICI Properties, Inc.	86,401	2,766,560

TOTAL OTHER SPECIALIZED		$8,268,030

RETAIL – 6.1%

Acadia Realty Trust	8,873	169,474

AEON REIT Investment Corp.	123	107,647

Agree Realty Corp.#	8,493	659,142

Alexander’s, Inc.	201	41,486

Description	Number of Shares	Value

Brixmor Property Group, Inc.	25,752	$641,482

BWP Trust	49,088	112,550

CapitaLand China Trust	120,900	63,831

CapitaLand Integrated Commercial Trust	447,347	736,199

Carmila SA	6,271	136,316

CBL & Associates Properties, Inc.	2,691	63,158

Charter Hall Retail REIT	46,012	109,905

Choice Properties REIT	13,868	146,868

Crombie REIT	4,825	51,064

CT REIT	6,101	65,719

Curbline Properties Corp.	7,710	176,482

Eurocommercial Properties NV	4,984	144,020

Federal Realty Investment Trust	6,203	583,206

First Capital REIT	8,769	108,643

Fortune REIT	131,000	73,301

Frasers Centrepoint Trust	105,323	182,462

Frontier Real Estate Investment Corp.	195	108,255

Fukuoka REIT Corp.	64	70,025

Getty Realty Corp.#	4,465	124,975

Hamborner REIT AG	9,415	66,913

Hammerson PLC	37,201	125,513

HomeCo Daily Needs REIT	138,313	108,435

InvenTrust Properties Corp.	5,758	160,418

Japan Metropolitan Fund Invest	578	385,110

Kimco Realty Corp.	56,189	1,122,656

Kite Realty Group Trust	18,275	395,654

Klepierre SA	18,459	675,658

Lendlease Global Commercial REIT	145,125	57,255

Link REIT	213,900	1,001,449

Macerich Co. (The)	20,524	300,882

Mercialys SA	7,688	102,920

NETSTREIT Corp.	7,102	115,550

NewRiver REIT PLC	44,669	45,263

NNN REIT, Inc.	15,258	627,256

Phillips Edison & Co., Inc.	10,352	359,214

Primaris REIT	4,411	46,011

Realty Income Corp.	72,506	4,195,197

Regency Centers Corp.	13,590	980,926

Region RE Ltd.	98,776	146,408

Retail Estates NV	1,199	87,909

RioCan REIT	11,906	148,717

Sasseur REIT	61,100	29,766

Saul Centers, Inc.	1,263	41,300

Scentre Group	439,067	1,017,206

Shaftesbury Capital PLC	148,332	269,443

Simon Property Group, Inc.	25,308	3,982,973

SITE Centers Corp.	3,855	45,643

Slate Grocery REIT, Class U	2,915	29,391

SmartCentres REIT	7,835	144,867

Starhill Global REIT	158,600	60,163

Supermarket Income REIT PLC	95,954	99,559

Tanger, Inc.	9,484	298,841

Unibail-Rodamco-Westfield	8,525	721,684

Urban Edge Properties	10,642	192,301

Vicinity Ltd.	321,799	486,674

Waypoint REIT Ltd.	58,312	95,497

Wereldhave NV	2,996	56,588

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

24	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Whitestone REIT	4,055	$52,877

TOTAL RETAIL		$23,556,297

SELF-STORAGE – 2.1%

Abacus Storage King	51,339	48,547

Big Yellow Group PLC	16,013	215,581

CubeSmart	18,732	761,830

Extra Space Storage, Inc.	17,592	2,577,580

National Storage Affiliates Trust	5,958	221,638

National Storage REIT	117,726	173,106

Public Storage	13,041	3,917,908

Safestore Holdings PLC	18,058	151,986

Shurgard Self Storage Ltd.	2,600	107,877

TOTAL SELF-STORAGE		$8,176,053

SINGLE-FAMILY RESIDENTIAL – 1.3%

American Homes 4 Rent, Class A	26,182	978,945

Equity LifeStyle Properties, Inc.	15,496	1,003,831

Invitation Homes, Inc.	46,725	1,597,528

PRS REIT PLC (The)	46,884	72,540

Sun Communities, Inc.	9,957	1,238,949

UMH Properties, Inc.	6,072	107,292

TOTAL SINGLE-FAMILY RESIDENTIAL		$4,999,085

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $120,503,911)		$126,664,169

TOTAL REAL ESTATE RELATED SECURITIES (COST $187,922,063)		$202,537,621

COMMODITY RELATED SECURITIES – 46.8%

EXCHANGE-TRADED FUNDS – 1.6%

COMMODITY – 1.6%

SPDR S&P Global Natural Resources ETF#	119,300	6,116,511

TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,946)		$6,116,511

INVESTMENT COMPANIES – 45.2%

COMMODITY – 45.2%

Vanguard Commodity Strategy Fund, Admiral Shares	2,617,549	70,438,247

DFA Commodity Strategy Portfolio, Institutional Class§	21,965,878	100,823,380

Parametric Commodity Strategy Fund, Institutional Class	542,858	3,447,149

TOTAL COMMODITY		$174,708,776

TOTAL INVESTMENT COMPANIES (COST $178,497,158)		$174,708,776

TOTAL COMMODITY RELATED SECURITIES (COST $183,600,104)		$180,825,287

SHORT-TERM INVESTMENTS – 0.7%

MONEY MARKET FUND – 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%^	2,582,929	2,582,929

TOTAL SHORT-TERM INVESTMENT (COST $2,582,929)		$2,582,929

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.7%

REPURCHASE AGREEMENTS – 0.7%

Bank of America Securities, Inc., 4.37%, dated 4/30/25, due 5/01/25, repurchase price $552,909, collateralized by U.S. Treasury Securities, 0.00%, maturing 8/15/31 to 11/15/36; total market value of $563,899.	$552,842	$552,842

Barclays Capital, Inc., 4.37%, dated 4/30/25, due 5/01/25, repurchase price $552,909, collateralized by a U.S. Treasury Security, 4.00%, maturing 2/15/34; total market value of $563,899.	552,842	552,842

Deutsche Bank Securities, Inc., 4.35%, dated 4/30/25, due 5/01/25, repurchase price $160,900, collateralized by U.S. Treasury Securities, 3.88% to 4.00%, maturing 7/31/29 to 8/15/34; total market value of $164,099.	160,881	160,881

Mizuho Securities USA, 4.36%, dated 4/30/25, due 5/01/25, repurchase price $552,909, collateralized by U.S. Treasury Securities, 0.75% to 3.50%, maturing 11/15/25 to 2/15/33; total market value of $563,899.	552,842	552,842

RBC Dominion Securities, Inc., 4.36%, dated 4/30/25, due 5/01/25, repurchase price $552,909, collateralized by U.S. Treasury Securities, 0.00% to 4.25%, maturing 4/15/26 to 8/15/46; total market value of $563,899.	552,842	552,842

TD Securities, Inc., 4.38%, dated 4/30/25, due 5/01/25, repurchase price $552,909, collateralized by U.S. Treasury Securities, 4.13% to 4.63%, maturing 6/15/26 to 11/15/34; total market value of $563,899.	552,842	552,842

TOTAL REPURCHASE AGREEMENTS (COST $2,925,091)		$2,925,091

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,925,091)		$2,925,091

TOTAL INVESTMENTS – 100.6% (Cost $377,030,187)		$388,870,928

COLLATERAL FOR SECURITIES ON LOAN – (0.7%)		(2,925,091)

OTHER ASSETS LESS LIABILITIES – 0.2%		578,366

TOTAL NET ASSETS – 100.0%		$386,524,203

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	25

Wilmington Real Asset Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Real Estate Related Securities

Common Stocks

Diversified	$—	$74,106	$—	$74,106

Diversified Real Estate Activities	210,483	11,966,963	—	12,177,446

Real Estate Development	250,046	1,738,567	—	1,988,613

Real Estate Operating Companies	164,770	13,365,631	—	13,530,401

Exchange-Traded Funds	35,669,442	—	—	35,669,442

Investment Company	12,433,444	—	—	12,433,444

Real Estate Investment Trusts

Data Center	11,146,218	319,534	—	11,465,752

Diversified	2,528,972	7,546,045	—	10,075,017

Health Care	15,798,809	1,154,811	—	16,953,620

Hotel & Resort	2,350,365	764,774	—	3,115,139

Industrial	11,887,689	8,522,098	—	20,409,787

Multi-Family Residential	10,795,189	1,585,820	—(a)	12,381,009

Office	3,497,305	3,767,075	—	7,264,380

Other Specialized	8,064,237	203,793	—	8,268,030

Retail	16,197,886	7,358,411	—	23,556,297

Self-Storage	7,478,956	697,097	—	8,176,053

Single-Family Residential	4,926,545	72,540	—	4,999,085

Commodity Related Securities

Exchange-Traded Funds	6,116,511	—	—	6,116,511

Investment Companies	174,708,776	—	—	174,708,776

Money Market Fund	2,582,929	—	—	2,582,929

Repurchase Agreements	—	2,925,091	—	2,925,091

Total Investments in Securities	$326,808,572	$62,062,356	$—	$388,870,928

(a)	Includes internally fair valued securities currently priced at zero ($0).

**	Represents less than 0.05%.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

§	Affiliated company. See Note 5 in Notes to Financial Statements.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

OYJ	Public Limited Company

PLC	Public Limited Company

RE	Reinsurance

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

26	STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2025	Wilmington International Fund		Wilmington Global Alpha Equities Fund		Wilmington Real Asset Fund
ASSETS:
Investments, at identified cost	$403,054,970		$180,569,429		$ 377,030,187	(a)

Investments in securities, at value	$515,946,831	(b)	$232,004,343		$ 388,870,928	(c),(d)
Cash	25,996		—		—
Deposits for financial futures contracts	1,145,000		8,164,341		—
Cash denominated in foreign currencies	1,355,691	(e)	519,913	(e)	91,945	(e)
Variation margin receivable for financial futures contracts	182,710		65,645		—
Income receivable	2,076,905		645,988		383,032
Foreign tax reclaim receivable	2,314,643		414,517		164,576
Receivable for shares sold	607,868		310,748		326,371
Unrealized appreciation on forward foreign currency contracts	—		25,534		—
Receivable for investments sold	1,158,477		452,549		—
Prepaid and other assets	27,742		33,197		30,090

TOTAL ASSETS	524,841,863		242,636,775		389,866,942

LIABILITIES:
Collateral for securities on loan	23,701,114		—		2,925,091
Due to custodian	—		71,638		—
Deferred foreign capital gains tax payable	34,573		4,462		—
Payable for investments purchased	1,172,043		303,304		—
Unrealized depreciation on forward foreign currency contracts	—		1,422,448		—
Payable for shares redeemed	44,203		84,265		94,417
Payable to sub-advisors	128,157		106,010		20,829
Payable for Trustees’ fees	6,253		6,253		6,253
Payable for administration fees	10,973		5,453		8,822
Payable for distribution services fees	639		45		176
Payable for investment advisory fees	85,422		18,153		99,505
Other accrued expenses	372,895		230,378		187,646

TOTAL LIABILITIES	25,556,272		2,252,409		3,342,739

NET ASSETS	$499,285,591		$240,384,366		$ 386,524,203

NET ASSETS CONSIST OF:

Paid-in capital	$379,996,295		$201,005,818		$ 409,614,626
Distributable earnings (loss)	119,289,296		39,378,548		(23,090,423)

TOTAL NET ASSETS	$499,285,591		$240,384,366		$ 386,524,203

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$ 3,266,260		$ 224,145		$ 869,146

Shares outstanding (unlimited shares authorized)	334,596		16,941		62,213

Net Asset Value per share	$ 9.76		$ 13.23		$ 13.97

Offering Price per share*	$ 10.33	**	$ 14.00	**	$ 14.78	**

Class I
Net Assets	$496,019,331		$240,160,221		$ 385,655,057

Shares outstanding (unlimited shares authorized)	50,080,076		17,719,872		27,085,165

Net Asset Value and Offering Price per share	$ 9.90		$ 13.55		$ 14.24

(a)	Includes $106,355,718 of investments in affiliated issuers.
(b)	Including $22,673,318 of securities on loan (Note 2).
(c)	Includes $100,823,380 of investments in affiliated issuers.
(d)	Including $2,840,325 of securities on loan (Note 2).
(e)	Cost of cash denominated in foreign currencies was $1,362,983, $518,594 and $95,135, respectively.
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS	27

Year Ended April 30, 2025	Wilmington International Fund	Wilmington Global Alpha Equities Fund	Wilmington Real Asset Fund
INVESTMENT INCOME:
Dividends	$15,068,244 (a)	$4,652,909 (a)	$12,257,837	(a),(b)
Interest	514,676	158,316	—
Securities lending income, net	49,070	—	27,612

TOTAL INVESTMENT INCOME	15,631,990	4,811,225	12,285,449

EXPENSES:
Investment advisory fees	4,272,078	2,369,016	2,012,602
Administration fees	156,345	58,805	110,884
Portfolio accounting and administration fees	176,330	96,369	123,271
Custodian fees	106,533	164,400	72,719
Transfer and dividend disbursing agent fees and expenses	44,580	11,825	9,853
Trustees’ fees	77,937	77,937	78,444
Professional fees	337,764	219,669	176,560
Distribution services fee—Class A	8,036	549	2,211
Shareholder services fee—Class A	8,036	549	2,211
Share registration costs	35,422	36,852	38,466
Printing and postage	19,650	18,343	18,050
Miscellaneous	60,249	40,787	47,155

TOTAL EXPENSES	5,302,960	3,095,101	2,692,426

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(734,609)	(532,457)	(469,644)
Waiver of shareholder services fee—Class A	(8,036)	(549)	(2,211)

TOTAL WAIVERS AND REIMBURSEMENTS	(742,645)	(533,006)	(471,855)

Net expenses	4,560,315	2,562,095	2,220,571

Net investment income	11,071,675	2,249,130	10,064,878

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on unaffiliated investments	33,322,797 (c)	19,278,636 (c)	(4,581,080)
Net realized gain (loss) on affiliated investments	—	—	(3,340,325)
Net realized gain (loss) on forward foreign currency contracts	—	759,828	—
Net realized gain (loss) on foreign currency transactions	(49,603)	(58,630)	(8,625)
Net realized gain (loss) on financial futures contracts	370,789	(4,804,582)	—

Net realized gain (loss)	33,643,983	15,175,252	(7,930,030)

Net change in unrealized appreciation (depreciation) on unaffiliated investments	27,230,234 (d)	3,192,287 (d)	26,216,315
Net change in unrealized appreciation (depreciation) on affiliated investments	—	—	3,667,559
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(2,506,149)	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	284,932	58,779	34,765
Net change in unrealized appreciation (depreciation) on financial futures contracts	387,986	(1,049,305)	—

Net change in unrealized appreciation (depreciation)	27,903,152	(304,388)	29,918,639

Net realized and unrealized gain (loss)	61,547,135	14,870,864	21,988,609

Change in net assets resulting from operations	$72,618,810	$17,119,994	$32,053,487

(a)	Net of foreign withholding taxes of $1,717,164, $414,712 and $237,066, respectively.
(b)	Includes $3,505,421 received from affiliated issuers.
(c)	Net of foreign capital gains tax paid of $5 and $503, respectively.
(d)	Net of change in deferred foreign capital gains tax accrued of $34,573 and $2,589, respectively.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

28	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington International Fund		Wilmington Global Alpha Equities Fund

	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$11,071,675	$10,426,586	$2,249,130	$2,489,892
Net realized gain (loss)	33,643,983	26,784,158	15,175,252	(6,028,446)
Net change in unrealized appreciation (depreciation)	27,903,152	3,171,944	(304,388)	17,782,032

Change in net assets resulting from operations	72,618,810	40,382,688	17,119,994	14,243,478

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(90,506)	(62,614)	(3,186)	(4,052)
Class I	(15,810,220)	(11,608,172)	(3,134,540)	(2,879,727)

Total distributions to shareholders	(15,900,726)	(11,670,786)	(3,137,726)	(2,883,779)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	14,457	371,848	5,603	1,273
Class I	45,695,196	48,647,028	70,912,988	33,989,909
Distributions reinvested
Class A	75,175	56,356	2,909	4,052
Class I	2,803,020	2,052,008	1,212,468	1,129,722
Cost of shares redeemed
Class A	(309,360)	(257,268)	(3,548)	(118,812)
Class I	(142,172,520)	(60,988,455)	(61,889,430)	(43,535,142)

Change in net assets resulting from share transactions	(93,894,032)	(10,118,483)	10,240,990	(8,528,998)

Change in net assets	(37,175,948)	18,593,419	24,223,258	2,830,701

NET ASSETS:
Beginning of year	536,461,539	517,868,120	216,161,108	213,330,407

End of year	$499,285,591	$536,461,539	$240,384,366	$216,161,108

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	1,578	44,067	442	106
Class I	4,864,209	5,784,755	5,255,092	2,758,884
Distributions reinvested
Class A	8,368	6,763	224	335
Class I	307,596	243,467	91,163	91,550
Shares redeemed
Class A	(34,066)	(30,997)	(274)	(9,647)
Class I	(14,751,822)	(7,211,404)	(4,720,821)	(3,516,851)

Net change resulting from share transactions	(9,604,137)	(1,163,349)	625,826	(675,623)

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	29

	Wilmington Real Asset Fund

	Year Ended April 30, 2025	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$10,064,878	$10,299,875
Net realized gain (loss)	(7,930,030)	(9,921,030)
Net change in unrealized appreciation (depreciation)	29,918,639	6,969,955

Change in net assets resulting from operations	32,053,487	7,348,800

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains
Class A	(22,044)	(18,373)
Class I	(10,059,547)	(8,514,528)

Total distributions to shareholders	(10,081,591)	(8,532,901)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	18,406	25,938
Class I	58,161,693	61,225,286
Distributions reinvested
Class A	21,435	17,999
Class I	4,584,899	3,694,740
Cost of shares redeemed
Class A	(93,904)	(109,169)
Class I	(78,221,764)	(93,865,028)

Change in net assets resulting from share transactions	(15,529,235)	(29,010,234)

Change in net assets	6,442,661	(30,194,335)
NET ASSETS:
Beginning of year	380,081,542	410,275,877

End of year	$386,524,203	$380,081,542

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	1,308	1,963
Class I	4,074,564	4,587,614
Distributions reinvested
Class A	1,578	1,342
Class I	331,337	270,986
Shares redeemed
Class A	(6,711)	(8,240)
Class I	(5,507,156)	(7,040,743)

Net change resulting from share transactions	(1,105,080)	(2,187,078)

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

30	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON INTERNATIONAL FUND

CLASS A	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Year	$ 8.83	$ 8.37	$ 8.44	$ 10.47	$7.35
Income (Loss) From Operations:
Net Investment Income(a)	0.17	0.15	0.15	0.10	0.10
Net Realized and Unrealized Gain (Loss)	1.02	0.49	0.08	(1.75)	3.16

Total Income (Loss) From Operations	1.19	0.64	0.23	(1.65)	3.26

Less Distributions From:
Net Investment Income	(0.26)	(0.18)	(0.13)	(0.16)	(0.14)
Net Realized Gains	—	—	(0.17)	(0.22)	—

Total Distributions	(0.26)	(0.18)	(0.30)	(0.38)	(0.14)

Net Asset Value, End of Year	$ 9.76	$ 8.83	$ 8.37	$ 8.44	$10.47

Total Return(b)	13.69%	7.81%	3.01%	(16.31)%	44.67%
Net Assets, End of Year (000’s)	$3,266	$3,166	$2,836	$ 2,957	$4,015
Ratios to Average Net Assets
Gross Expense(c)	1.46%	1.45%	1.48%	1.48%	1.48%
Net Expense(c),(d)	1.08%	1.08%	1.09%	1.10%	1.06%
Net Investment Income	1.82%	1.77%	1.87%	1.00%	1.10%
Portfolio Turnover Rate	34%	108%	76%	71%	74%

CLASS I	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Year	$ 8.94	$ 8.46	$ 8.52	$ 10.56	$7.41
Income (Loss) From Operations:
Net Investment Income(a)	0.19	0.17	0.17	0.13	0.12
Net Realized and Unrealized Gain (Loss)	1.04	0.50	0.08	(1.77)	3.18

Total Income (Loss) From Operations	1.23	0.67	0.25	(1.64)	3.30

Less Distributions From:
Net Investment Income	(0.27)	(0.19)	(0.14)	(0.18)	(0.15)
Net Realized Gains	—	—	(0.17)	(0.22)	—

Total Distributions	(0.27)	(0.19)	(0.31)	(0.40)	(0.15)

Net Asset Value, End of Year	$ 9.90	$ 8.94	$ 8.46	$ 8.52	$10.56

Total Return(b)	14.00%	8.10%	3.23%	(16.10)%	44.92%
Net Assets, End of Year (000’s)	$496,020	$533,296	$515,032	$614,339	$713,463
Ratios to Average Net Assets
Gross Expense(c)	0.96%	0.95%	0.98%	0.99%	1.16%
Net Expense(c),(d)	0.83%	0.83%	0.84%	0.85%	0.85%
Net Investment Income	2.02%	2.05%	2.12%	1.27%	1.32%
Portfolio Turnover Rate	34%	108%	76%	71%	74%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (continued)	31

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON GLOBAL ALPHA EQUITIES FUND

CLASS A	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Year	$12.36	$11.76	$11.68	$11.97	$10.87
Income (Loss) From Operations:
Net Investment Income(a)	0.10	0.10	0.10	0.01	0.02
Net Realized and Unrealized Gain (Loss)	0.96	0.66	0.30	(0.24)	1.31

Total Income (Loss) From Operations	1.06	0.76	0.40	(0.23)	1.33

Less Distributions From:
Net Investment Income	(0.19)	(0.16)	(0.32)	(0.06)	(0.06)
Net Realized Gains	—	—	—	—	(0.17)

Total Distributions	(0.19)	(0.16)	(0.32)	(0.06)	(0.23)

Net Asset Value, End of Year	$13.23	$12.36	$11.76	$11.68	$11.97

Total Return(b)	8.59%	6.47%	3.51%	(1.97)%	12.27%
Net Assets, End of Year (000’s)	$ 224	$ 205	$ 303	$ 295	$324
Ratios to Average Net Assets
Gross Expense(c)	2.00%	1.92%	2.19%	2.30%	2.30%
Net Expense(c),(d)	1.49%	1.49%	1.49%	1.49%	1.49%
Net Investment Income	0.80%	0.83%	0.87%	0.12%	0.19%
Portfolio Turnover Rate	82%	43%	68%	44%	58%

CLASS I	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Year	$ 12.63	$ 11.99	$ 11.88	$ 12.14	$11.01
Income (Loss) From Operations:
Net Investment Income(a)	0.15	0.14	0.13	0.05	0.05
Net Realized and Unrealized Gain (Loss)	0.96	0.66	0.30	(0.25)	1.31

Total Income (Loss) From Operations	1.11	0.80	0.43	(0.20)	1.36

Less Distributions From:
Net Investment Income	(0.19)	(0.16)	(0.32)	(0.06)	(0.06)
Net Realized Gains	—	—	—	—	(0.17)

Total Distributions	(0.19)	(0.16)	(0.32)	(0.06)	(0.23)

Net Asset Value, End of Year	$ 13.55	$ 12.63	$ 11.99	$ 11.88	$12.14

Total Return(b)	8.85%	6.73%	3.75%	(1.63)%	12.46%
Net Assets, End of Year (000’s)	$240,160	$215,956	$213,027	$211,957	$206,232
Ratios to Average Net Assets
Gross Expense(c)	1.50%	1.41%	1.69%	1.80%	1.99%
Net Expense(c),(d)	1.24%	1.24%	1.24%	1.24%	1.24%
Net Investment Income	1.09%	1.13%	1.12%	0.38%	0.44%
Portfolio Turnover Rate	82%	43%	68%	44%	58%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

32	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON REAL ASSET FUND

CLASS A	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021

Net Asset Value, Beginning of Year	$13.22	$13.26	$ 16.30		$15.58		$12.33
Income (Loss) From Operations:
Net Investment Income(a)	0.33	0.31	0.69		1.64	(b)	0.17
Net Realized and Unrealized Gain (Loss)	0.77	(0.08)	(3.04)		0.82		3.32

Total Income (Loss) From Operations	1.10	0.23	(2.35)		2.46		3.49

Less Distributions From:
Net Investment Income	(0.35)	(0.27)	(0.69	)(c)	(1.74)		(0.24)

Total Distributions	(0.35)	(0.27)	(0.69)		(1.74)		(0.24)

Net Asset Value, End of Year	$13.97	$13.22	$ 13.26		$16.30		$15.58

Total Return(d)	8.41%	1.73%	(14.44)%		16.34%		28.65%
Net Assets, End of Year (000’s)	$ 869	$ 873	$ 941		$1,169		$ 995
Ratios to Average Net Assets
Gross Expense(e)	1.19%	1.16%	1.17%		1.17%		1.30%
Net Expense(e),(f)	0.82%	0.82%	0.85%		0.89%		0.96%
Net Investment Income	2.35%	2.36%	4.78%		10.04	%(b)	1.25%
Portfolio Turnover Rate	6%	3%	20%		32%		40%

CLASS I	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021

Net Asset Value, Beginning of Year	$ 13.45	$ 13.48	$ 16.54		$ 15.77		$ 12.47
Income (Loss) From Operations:
Net Investment Income(a)	0.37	0.35	0.74		1.65	(b)	0.17
Net Realized and Unrealized Gain (Loss)	0.79	(0.09)	(3.09)		0.89		3.40

Total Income (Loss) From Operations	1.16	0.26	(2.35)		2.54		3.57

Less Distributions From:
Net Investment Income	(0.37)	(0.29)	(0.71	)(c)	(1.77)		(0.27)

Total Distributions	(0.37)	(0.29)	(0.71)		(1.77)		(0.27)

Net Asset Value, End of Year	$ 14.24	$ 13.45	$ 13.48		$ 16.54		$ 15.77

Total Return(d)	8.70%	1.94%	(14.21)%		16.66%		29.00%
Net Assets, End of Year (000’s)	$385,655	$379,209	$409,335		$486,959		$463,203
Ratios to Average Net Assets
Gross Expense(e)	0.69%	0.66%	0.67%		0.67%		0.93%
Net Expense(e),(f)	0.57%	0.57%	0.60%		0.64%		0.71%
Net Investment Income	2.59%	2.60%	5.10%		9.98	%(b)	1.18%
Portfolio Turnover Rate	6%	3%	20%		32%		40%

(a)	Per share amounts have been calculated using the average shares method.

(b)

The net investment income earned by the Fund increased significantly during the fiscal year ended April 30, 2022 due to larger than usual net investment income distributions from the commodity-related investments in its portfolio.

(c)	A portion of this distribution amounting to less than $0.005 per share was a tax return of capital.

(d)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(e)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(f)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS	33

Wilmington Funds

April 30, 2025

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington International Fund (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)(d)	The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.

Wilmington Real Asset Fund (“Real Asset Fund”)(d)	The Fund seeks to achieve long-term preservation of capital with current income.

(d) Diversified

The Funds offer Class A and Class I shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

●

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

●	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

●

financial futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Advisor may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

●	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

●	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

●	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

34	NOTES TO FINANCIAL STATEMENTS (continued)

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Advisor, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Funds may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Funds’ policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At April 30, 2025, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

International Fund
Bank of America Securities, Inc.	$1,414,901	$1,414,901	$—	$—
Bank of Montreal	4,384,706	4,384,706	—	—
BNP Paribas SA	4,384,706	4,384,706	—	—
Citigroup Global Markets Ltd.	4,022,574	4,022,574	—	—
Daiwa Capital Markets America, Inc.	4,384,706	4,384,706	—	—
HSBC Securities USA, Inc.	2,534,433	2,534,433	—	—
RBC Dominion Securities, Inc.	1,536,590	1,536,590	—	—
TD Securities, Inc.	1,038,498	1,038,498	—	—

	$23,701,114	$23,701,114	$—	$—

Real Asset Fund
Bank of America Securities, Inc.	$552,842	$552,842	$—	$—

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	35

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Barclays Capital, Inc.	$552,842	$552,842	$—	$—
Deutsche Bank Securities, Inc.	160,881	160,881	—	—
Mizuho Securities USA	552,842	552,842	—	—
RBC Dominion Securities, Inc.	552,842	552,842	—	—
TD Securities, Inc.	552,842	552,842	—	—

	$2,925,091	$2,925,091	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITs”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly for the Funds, with the exception of the Global Alpha Equities Fund, which is paid annually.

Segment Reporting – In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations.

Each Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its investment objective as outlined in the Funds’ prospectus. The Investment Committee - General Matters, comprising senior management of the Advisor and the President of the Funds, acts as the chief operating decision maker (CODM) and regularly reviews the Funds’ total returns, expense ratios, and changes in net assets as presented within the Funds’ financial statements to assess performance and to make decisions about resources to be allocated to the Funds.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rates.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with the Valuation Procedures.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

36	NOTES TO FINANCIAL STATEMENTS (continued)

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At April 30, 2025, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

International Fund	$22,673,318	$22,673,318	$—

Real Asset Fund	2,840,325	2,840,325	—

(1)

Collateral with a value of $23,701,114 and $2,925,091, respectively, has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Risk of loss on derivatives, including written options, forward foreign currency contracts, and financial futures contracts, may exceed amounts recognized on the Statements of Assets and Liabilities.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Financial Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

For the year ended April 30, 2025, the International Fund and Global Alpha Equities Fund used equity index futures contracts to manage equity market exposure.

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	37

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities and the fair value of the Funds’ derivative investments categorized by primary risk exposure as of April 30, 2025.

Location on the Statements of Assets and Liabilities

Derivative Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation margin receivable for financial futures contracts*	Variation margin payable for financial futures contracts*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts**	Unrealized depreciation on forward foreign currency contracts**

*

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for financial futures contracts. The amount presented below is the cumulative unrealized appreciation (depreciation) from the date the contract was opened until April 30, 2025.

**	The amounts shown represent the unrealized appreciation (depreciation) from the date the contract was open.

	Asset Derivatives Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$383,506	$383,506	$—

Totals	$383,506	$383,506	$—

Global Alpha Equities Fund
Financial Futures Contracts	$1,103,698	$1,103,698	$—
Forward Foreign Currency Contracts	25,534	—	25,534

Totals	$1,129,232	$1,103,698	$25,534

	Liability Derivatives Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts

Global Alpha Equities Fund
Financial Futures Contracts	$(382,326)	$(382,326)	$—
Forward Foreign Currency Contracts	(1,422,448)	—	(1,422,448)

Totals	$(1,804,774)	$(382,326)	$(1,422,448)

The following is a summary of the location of realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended April 30, 2025.

Derivative Type	Location on the Statements of Operations

Equity contracts	Net realized gain (loss) on financial futures contracts
Net change in unrealized appreciation (depreciation) on financial futures contracts

Foreign exchange contracts	Net realized gain (loss) on forward foreign currency contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

	Net Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$370,789	$370,789	$—

Totals	$370,789	$370,789	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(4,804,582)	$(4,804,582)	$—
Forward Foreign Currency Contracts	759,828	—	759,828

Totals	$(4,044,754)	$(4,804,582)	$759,828

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

38	NOTES TO FINANCIAL STATEMENTS (continued)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$387,986	$387,986	$—

Totals	$387,986	$387,986	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(1,049,305)	$(1,049,305)	$—
Forward Foreign Currency Contracts	(2,506,149)	—	(2,506,149)

Totals	$(3,555,454)	$(1,049,305)	$(2,506,149)

The average quarterly volume of derivative activities for the year ended April 30, 2025 are as follows.

	Asset Derivative Volume
Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

International Fund	$11,869,227	$—
Global Alpha Equities Fund	2,418,031	39,568,455

	Liability Derivative Volume
Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

Global Alpha Equities Fund	$98,954,348	$287,863

(1)	Notional Amount.

(2)	Contract Amount.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the Fund’s Portfolio of Investments or Statements of Assets and Liabilities.

At April 30, 2025, derivative assets and liabilities by counterparty net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)

Global Alpha Equities Fund

Standard Chartered PLC	$25,534	$(14,295)	$—	$—	$11,239

Total Derivative Assets	$25,534	$(14,295)	$—	$—	$11,239

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	39

Fund/Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Exposure of Derivative Liabilities(2)

Global Alpha Equities Fund (continued)
BNP Paribas	$32,950	$—	$—	$—	$32,950
Citibank N.A.	229,290	—	—	—	229,290
Credit Agricole Securities. (USA) Inc.	32,771	—	—	—	32,771
Deutsche Bank AG	325,383	—	—	—	325,383
JP Morgan Securities LLC	362,408	—	—	—	362,408
Standard Chartered PLC	14,295	(14,295)	—	—	—
State Street Corp.	64,426	—	—	—	64,426
UBS Securities LLC	360,925	—	—	—	360,925

Total Derivative Liabilities	$1,422,448	$(14,295)	$—	$—	$1,408,153

(1)	Excess of collateral received or pledged is not shown for financial reporting purposes.

(2)	Net exposure represents the receivable due from or payable due to the counterparty in the event of default.

4.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year ended April 30, 2025.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to foreign currency transactions, mark-to-market of futures contracts, passive foreign investment companies, and losses deferred due to wash sales. For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings and paid-in capital in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of April 30, 2025, the following reclassifications were made on the Statements of Assets and Liabilities for permanent differences:

Fund	Paid-in Capital	Distributable Earnings (Loss)

Real Asset Fund	$(1,814)	$1,814

The tax character of distributions for the corresponding fiscal year ended April 30, were as follows:

	2025		2024

Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains

International Fund	$15,900,726	$—	$11,670,786	$—
Global Alpha Equities Fund	3,137,726	—	2,883,779	—
Real Asset Fund	10,081,591	—	8,532,901	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2025, the cost of investments and derivatives for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments and derivatives for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments and derivatives for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

International Fund	$409,509,504	$130,402,098	$(23,964,771)	$106,437,327
Global Alpha Equities Fund	186,092,922	57,124,278	(11,373,650)	45,750,628

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

40	NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Real Asset Fund	$384,815,856	$36,584,810	$(32,529,737)	$4,055,073

As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals	Distributable Earnings

International Fund	$5,091,568	$7,248,187	$—	$106,949,541	$—	$—	$119,289,296

Global Alpha Equities Fund	—	—	2	45,851,984	(5,927,505)	(545,933)	39,378,548

Real Asset Fund	1,492,985	—	4	4,068,737	(28,652,149)	—	(23,090,423)

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2025, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards

Global Alpha Equities Fund	$(5,927,505)	$—	$(5,927,505)
Real Asset Fund	(1,250,848)	(27,401,301)	(28,652,149)

For the year ended April 30, 2025, capital loss carryforwards utilized were as follows:

Fund	Capital Loss Carryforwards Utilized

International Fund	$25,953,203

Global Alpha Equities Fund	13,351,627

Late year loss deferrals represent (1) net specified losses realized between November 1 and April 30 of each year and (2) ordinary losses realized between January 1 and April 30 of each year that the Fund has elected for U.S. federal income tax purposes to treat as occurring on the first day of the following tax year. As of April 30, 2025, late year loss deferrals were as follows:

Fund	Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses

Global Alpha Equities Fund	$545,933	$—	$—

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Each of the Funds utilizes a sub-advisor strategy, whereby WFMC allocates all or a portion of the Funds’ assets among one or more sub-advisors and strategies. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below.

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net assets of the Fund/Allocated Net Assets for Sub-advisors

International Fund
WFMC	$2,468,103	$(734,609)	0.45%
Sub-advisors:
Wellington Management Company LP	1,803,975	—	0.33%

Total(a)	$4,272,078	$(734,609)

Global Alpha Equities Fund
WFMC	$1,239,458	$(532,457)	0.60%

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	41

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net assets of the Fund/ Allocated Net Assets for Sub-advisors
Sub-advisors:
Wellington Management Company LP	$1,129,558	$—	0.55% on the first $250 million; and 0.50% on assets in excess of $250 million

Total(b)	$2,369,016	$(532,457)

Real Asset Fund
WFMC	$1,751,332	$(469,644)	0.45% on all assets except assets allocated to the inflation-protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy. The fee for assets allocated to the TIPS strategy is: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash Strategy is 0.53% on the assets.
Sub-advisors:
Parametric Portfolio Associates LLC	261,270	—	0.25% of the first $20 million in assets; 0.20% of the next $20 million in assets; 0.15% of the next $110 million in assets; and 0.10% of assets in excess of $150 million

Total(c)	$2,012,602	$(469,644)

(a)	The total gross advisory and sub-advisory fees during the period were 0.78% for the International Fund.

(b)	The total gross advisory and sub-advisory fees during the period were 1.15% for the Global Alpha Equities Fund.

(c)	The total gross advisory and sub-advisory fees during the period were 0.52% for the Real Asset Fund.

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2025 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations
Fund	Class A	Class I

International Fund	1.08%	0.83%

Global Alpha Equities Fund	1.49%	1.24%

Real Asset Fund	0.82%	0.57%

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the year ended April 30, 2025, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

42	NOTES TO FINANCIAL STATEMENTS (continued)

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the year ended April 30, 2025, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

International Fund	$918
Global Alpha Equities Fund	33
Real Asset Fund	2

Sales Charges – The Funds’ Class A shares, as applicable, bear front-end sales charges. For the year ended April 30, 2025, M&T did not receive sales charges on the sale of Class A shares.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the year ended April 30, 2025, M&T did not receive any shareholder service fees from the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Certain of the Funds’ investments are in companies that are considered to be affiliated companies of the Fund because the Fund owns more than 5% of the outstanding voting securities of the company. Transactions with affiliated companies during the year ended April 30, 2025 were as follows:

Fund/ Affiliated Investment Name	Value 4/30/24	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value 4/30/25	Number of Shares 4/30/25	Dividend Income	Capital Gain Distributions
Real Asset Fund
Investment Company - 26.1%*
DFA Commodity Strategy Portfolio, Institutional Class	$110,990,725	$3,505,421	$(14,000,000)	$(3,340,325)	$3,667,559	$100,823,380	21,965,878	$3,505,421	$—

*	As a percentage of Net Assets as of April 30, 2025.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the year ended April 30, 2025 were as follows:

Fund	Purchases	Sales

International Fund	$180,436,114	$280,210,292
Global Alpha Equities Fund	158,843,017	168,801,930
Real Asset Fund	23,241,122	35,053,179

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (concluded)	43

7.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

8.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

9.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 26, 2025. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the Statement of Operations. The LOC expires on March 25, 2026.

The Funds did not utilize the LOC during the year ended April 30, 2025.

10.	NEW REGULATORY PRONOUNCEMENTS

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments require greater disaggregation of disclosures related to income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.

11.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material subsequent events that would require recognition or disclosure in the Funds’ financial statements through this date.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

44

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Wilmington Funds and Shareholders of Wilmington International Fund, Wilmington Global Alpha Equities Fund and Wilmington Real Asset Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wilmington International Fund, Wilmington Global Alpha Equities Fund and Wilmington Real Asset Fund (three of the funds constituting Wilmington Funds, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 23, 2025

We have served as the auditor of one or more investment companies in Wilmington Funds since 2019.

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

45

FEDERAL TAX INFORMATION (UNAUDITED)

Complete information regarding the tax status of distributions will be reported on Forms 1099.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the fiscal year ended April 30, 2025, the Funds designate the following percentages, or such greater percentages that constitute the maximum amount allowable pursuant to Code Sections Section 243 and 854(b)(2), as qualifying for the corporate dividends received deduction:

Fund

International Fund	1.04%

Global Alpha Equities Fund	52.25%

Real Asset Fund	0.07%

For the fiscal year ended April 30, 2025, the Funds designate the following percentages of the ordinary income dividends, or such greater percentages that constitute the maximum amount allowable pursuant to Code Sections 1(h)(11) and 854(b)(2), as qualified dividend income which may be subject to a maximum rate of federal income tax of 20%:

Fund

International Fund	84.70%

Global Alpha Equities Fund	96.92%

Real Asset Fund	13.27%

If the Funds meet the requirements of Section 853 of the Code, the Funds will pass through to shareholders credits of foreign taxes paid.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025 (unaudited)

46

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

Not applicable.

April 30, 2025 (unaudited) / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

47

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 11, 2025

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025 (unaudited)

48

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website. You can manage your cookie preferences here and find additional information in the Wilmington Trust Cookie Notice.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 11, 2025. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

April 30, 2025 (unaudited) / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

[This Page Intentionally Left Blank]

Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Additional Sub-Advisors to the	PricewaterhouseCoopers LLP
Wilmington International Fund	Two Commerce Square
Wellington Management Company LLP	2001 Market Street, Suite 1800
280 Congress Street	Philadelphia, PA 19103
Boston, Massachusetts 02210
Additional Sub-Advisors to the
Wilmington Global Alpha Equities Fund
Wellington Management Company LLP 280 Congress Street
Boston, Massachusetts 02210
Additional Sub-Advisors to the
Wilmington Real Asset Fund
Parametric Portfolio Associates, LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
9th Floor
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

WT-AR-MMgr-0425
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

April 30, 2025 PRESIDENT’S MESSAGE AND ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION WILMINGTON FUNDS Money Market Funds Wilmington U.S. Government Money Market Fund Wilmington U.S. Treasury Money Market Fund

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Annual Financial Statements of the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund (the “Funds”), covering the Funds’ annual fiscal year of May 1, 2024, through April 30, 2025.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ annual fiscal year.

The economy

It was an eventful period as economic conditions changed rapidly over the annual fiscal year. The most notable event came towards the end of the period (on April 2nd or “Liberation Day”) as newly elected President Donald Trump began his second term by working to re-order global trade via major tariff announcements. The Liberation Day tariffs shocked investors – in both scale and breadth – sending the U.S. tariff rate to its highest level in 119 years. Stagflation (low growth and high inflation) became a major concern among economists and strategists across Wall Street as they rushed to quantify the economic impact of the tariffs and any potential retaliations from U.S. trading partners. The remainder of April was turbulent as whipsawing tariff policies made it difficult for the market to price risk. U.S. assets (including Treasuries and the dollar) saw substantial outflows as Treasury yields spiked in April and investors dismissed the typical safe-haven status of U.S. assets. Volatility in financial markets cooled towards the end of April as tariff threats de-escalated and hard economic data continued to show an economy on decent footing. Soft data (such as sentiment and survey readings), however, deteriorated to near historic levels as business leaders, consumers, and investors dealt with unprecedented levels of uncertainty. Overall, inflation data in the U.S. largely decelerated, moving closer to the Federal Reserve’s (the Fed’s) 2% target. The Fed also cut interest rates by 100 bps during the annual fiscal year which included a 50 basis point1 rate cut at the September meeting. The Fed funds rate target range ended the period between 4.25%-4.5% (its lowest level in two years) though expectations of future rate cuts diminished significantly.

Bond markets

As with the economic backdrop, it was a choppy period across the global bond market. Overall, Treasury yields pushed lower across the curve as the Fed lowered interest rates and inflation concerns continued to fade. Combined with lower growth expectations, the benchmark 10-year Treasury yield declined 52 basis points. At the short end of the curve (more sensitive to monetary policy), the two-year yield slid over 140 basis points during the period as the Fed eased monetary policy. Overall, fixed income performed well over the annual fiscal year with the Bloomberg U.S. Aggregate Bond Index advancing 8.02% (its best fiscal year since 2020). Within corporate credit, spreads widened moderately as the heightened tariff rate led to increased risk for high yield assets. U.S. Treasuries also felt pressure towards the end of the period as concerns over the ballooning U.S. deficit took the spotlight – driven by U.S. asset outflows and the looming tax bill.

For the 12-month period May 1, 2024, to April 30, 2025, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]

7.68%	8.02%	7.61%	1.66%	8.69%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

During the period, momentum led U.S. large cap stocks to numerous new all-time highs. Overall, the S&P 500 ended the annual fiscal year up 12.10%, led by financials (+22.82%), utilities (+21.98%), and real estate (+18.41%). Energy (-10.77%) was the worst performing sector as oil prices declined over 25% amid signs of slowing economic growth and cooling tensions in the Middle East. Elsewhere, the AI theme continued to play out as tech was the best performing sector for the first seven months of the period. The tech momentum buoyed U.S. equity markets for most of the period before falling drastically after the Chinese AI startup – known as DeepSeek – took the investing world largely by surprise. DeepSeek claimed to be able to train its AI models at a fraction of the cost that major U.S. tech firms spent putting into question the future of AI capex (capital expenditure). In addition to DeepSeek, volatile trading conditions persisted following Liberation Day as investors

April 30, 2025 / PRESIDENT’S MESSAGE

ii

continued to digest potential tariff headwinds (S&P 500 troughed down 18.90% following Liberation Day). Overall, uncertainty in the equity market cooled in recent weeks but remains at elevated levels as the financial impact of tariffs continues to filter through into earnings. Management teams have been reluctant to provide forward guidance as they work to re-order supply chains and control costs.

Turmoil in U.S. markets led to opportunities for international stocks as the MSCI EAFE Index and MSCI Emerging Markets Index both outperformed the S&P 500 post-Liberation Day. For the full period, returns were similar with the MSCI EAFE and MSCI Emerging Markets up 12.57% and 9.02%, respectively. International developed equities benefitted as the Trump administration focused heavily on China (a major component in the Emerging Markets index), by raising the U.S. tariff rate on Chinese imports to 145%. Trade tensions escalated as Chinese officials retaliated with a 125% tariff on U.S. goods, pushing both sides to the brink of what some described as a de facto embargo.

For the 12-month period May 1, 2024, to April 30, 2025, certain stock market indices performed as follows:

S&P 500® Index[8]	Russell 2000® Index[9]	MSCI EAFE (Net) Index[10]	MSCI Emerging Markets (Net) Index[11]

12.10%	0.87%	12.57%	9.02%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

May 15, 2025

PRESIDENT’S MESSAGE / April 30, 2025

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the money market funds, and you should not expect that the investment advisor will provide financial support to the money market funds at any time.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of $2.1 million to $16.8 billion.

10.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

April 30, 2025 / PRESIDENT’S MESSAGE

1

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

April 30, 2025

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 20.7%

FEDERAL HOME LOAN BANK (FHLB) – 20.1%

4.24%, 07/30/25‡	$200,000,000	$197,900,500

(SOFR + 0.02%), 4.38%, 05/12/25Δ	50,000,000	50,000,000

(SOFR + 0.04%), 4.40%, 06/18/25Δ	100,000,000	100,000,000

(SOFR + 0.01%), 4.37%, 06/23/25Δ	125,000,000	125,000,000

(SOFR + 0.01%), 4.37%, 07/28/25Δ	25,000,000	25,000,000

(SOFR + 0.01%), 4.37%, 07/30/25Δ	250,000,000	250,000,000

(SOFR + 0.01%), 4.37%, 08/04/25Δ	100,000,000	100,000,000

(SOFR + 0.16%), 4.52%, 09/02/25Δ	25,000,000	25,000,000

(SOFR + 0.01%), 4.37%, 09/03/25Δ	50,000,000	50,000,000

(SOFR + 0.01%), 4.37%, 09/04/25Δ	100,000,000	100,000,000

(SOFR + 0.01%), 4.37%, 09/10/25Δ	50,000,000	50,000,000

(SOFR + 0.16%), 4.52%, 09/11/25Δ	25,000,000	25,000,000

(SOFR + 0.00%), 4.36%, 09/22/25Δ	50,000,000	50,000,000

(SOFR + 0.02%), 4.38%, 10/07/25Δ	50,000,000	50,000,000

(SOFR + 0.00%), 4.36%, 10/14/25Δ	50,000,000	50,000,000

(SOFR + 0.16%), 4.52%, 10/16/25Δ	100,000,000	100,000,000

(SOFR + 0.01%), 4.37%, 10/17/25Δ	50,000,000	50,000,000

(SOFR + 0.01%), 4.37%, 10/21/25Δ	50,000,000	50,000,000

(SOFR + 0.00%), 4.36%, 12/11/25Δ	100,000,000	100,000,000

4.38%, 03/23/26	25,000,000	25,000,000

4.25%, 04/20/26	50,000,000	50,000,000

(SOFR + 0.14%), 4.50%, 07/16/26Δ	100,000,000	100,004,704

(SOFR + 0.14%), 4.50%, 07/21/26Δ	50,000,000	50,000,000

(SOFR + 0.17%), 4.53%, 08/20/26Δ	25,000,000	25,000,000

(SOFR + 0.19%), 4.55%, 09/24/26Δ	75,000,000	75,000,000

(SOFR + 0.19%), 4.55%, 10/29/26Δ	50,000,000	50,000,000

(SOFR + 0.19%), 4.55%, 12/23/26Δ	50,000,000	50,000,000

(SOFR + 0.17%), 4.53%, 04/28/27Δ	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$2,022,905,204

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.6%

(SOFR + 0.10%), 4.46%, 06/18/26Δ	50,000,000	50,000,000

(SOFR + 0.12%), 4.48%, 07/29/26Δ	12,000,000	12,000,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$62,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,084,905,204)		$2,084,905,204

U.S. TREASURY OBLIGATIONS – 30.5%

U.S. TREASURY BILLS – 20.5%

4.25%, 05/06/25‡	140,000,000	139,918,431

4.25%, 05/13/25‡	325,000,000	324,546,083

4.41%, 05/22/25‡	125,000,000	124,685,729

4.44%, 05/29/25‡	80,000,000	79,729,955

4.23%, 07/08/25‡	160,000,000	158,739,280

4.26%, 07/24/25‡	160,000,000	158,445,067

4.29%, 08/14/25‡	140,000,000	138,285,029

4.29%, 08/19/25‡	250,000,000	246,772,570

4.16%, 09/11/25‡	480,000,000	472,767,608

4.20%, 09/18/25‡	160,000,000	157,441,889

Description	Par Value	Value

4.14%, 10/23/25‡	$70,000,000	$68,621,875

TOTAL U.S. TREASURY BILLS		$2,069,953,516

U.S. TREASURY NOTES – 10.0%

2.88%, 07/31/25	75,000,000	74,738,246

(U.S. Treasury 3 Month Bill Money Market Yield + 0.13%), 4.37%, 07/31/25Δ	200,000,000	199,981,168

3.13%, 08/15/25	70,000,000	69,767,224

(U.S. Treasury 3 Month Bill Money Market Yield + 0.17%), 4.42%, 10/31/25Δ	80,000,000	79,987,722

5.00%, 10/31/25	80,000,000	80,302,458

(U.S. Treasury 3 Month Bill Money Market Yield + 0.25%), 4.49%, 01/31/26Δ	80,000,000	80,024,783

1.63%, 02/15/26	80,000,000	78,424,268

(U.S. Treasury 3 Month Bill Money Market Yield + 0.15%), 4.40%, 04/30/26Δ	215,000,000	215,042,970

(U.S. Treasury 3 Month Bill Money Market Yield + 0.10%), 4.34%, 01/31/27Δ	125,000,000	124,973,120

TOTAL U.S. TREASURY NOTES		$1,003,241,959

TOTAL U.S. TREASURY OBLIGATIONS (COST $3,073,195,475)		$3,073,195,475

	Number of Shares

MONEY MARKET FUND – 0.4%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.21%^	43,964,735	43,964,735

TOTAL MONEY MARKET FUND (COST $43,964,735)		$43,964,735

	Par Value

REPURCHASE AGREEMENTS – 48.7%

FICC Mizuho Securities USA, 4. 36%, dated 04/30/25, due 05/01/25, repurchase price $1,675,202,861, collateralized by U.S. Treasury Securities, 0.00% to 5. 50%, maturing 05/20/25 to 05/15/54; total market value $1,708,500,002.	$1,675,000,000	1,675,000,000

CIBC World Markets Corp. 4. 36%, dated 04/30/25, due 05/01/25, repurchase price $100,012,111, collateralized by U.S. Treasury Securities, 0.13% to 1. 63%, maturing 01/15/26 to 07/15/32; total market value $100,000,003.	100,000,000	100,000,000

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

2	PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (concluded)

Description	Par Value	Value

Deutsche Bank Securities, Inc., 4.36%, dated 04/30/25, due 05/01/25, repurchase price $15,001,817, collateralized by U.S. Treasury Security, 2. 50%, maturing 05/15/46; total market value $15,300,013.	$15,000,000	$15,000,000

Federal Reserve Bank of New York, 4.25%, dated 04/30/25, due 05/01/25, repurchase price $225,026,563, collateralized by U.S. Treasury Security, 1. 13%, maturing 02/28/27; total market value $225,026,590.	225,000,000	225,000,000

FICC Bank of New York, 4.36%, dated 04/30/25, due 05/01/25, repurchase price $2,000,242,222, collateralized by U.S. Treasury Security, 4.13%, maturing 11/15/27; total market value $2,040,000,038.	2,000,000,000	2,000,000,000

Sumitomo Mitsui Banking Corp., 4.36%, dated 04/30/25, due 05/01/25, repurchase price $700,084,778, collateralized by U.S. Treasury Securities, 0.00% to 6.13%, maturing 05/06/25 to 02/15/55; total market value $714,000,024.	700,000,000	700,000,000

Description	Par Value	Value

TD Securities, Inc., 4.38%, dated 04/30/25, due 05/01/25, repurchase price $185,022,508, collateralized by U.S. Treasury Securities, 0.75% to 4. 50%, maturing 03/31/26 to 05/31/29; total market value $188,700,074.	$185,000,000	$185,000,000

TOTAL REPURCHASE AGREEMENTS (COST $4,900,000,000)		$4,900,000,000

TOTAL INVESTMENTS – 100.3% (COST $10,102,065,414)		$10,102,065,414
OTHER ASSETS LESS LIABILITIES – (0.3)%		(28,030,765)

TOTAL NET ASSETS – 100.0%		$10,074,034,649

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Agency Obligations	$—	$2,084,905,204	$—	$2,084,905,204

U.S. Treasury Obligations	—	3,073,195,475	—	3,073,195,475

Money Market Fund	43,964,735	—	—	43,964,735

Repurchase Agreements	—	4,900,000,000	—	4,900,000,000

Total	$43,964,735	$10,058,100,679	$—	$10,102,065,414

‡	The rate shown reflects the effective yield at purchase date.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

SOFR	Secured Overnight Financing Rate

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

3

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

April 30, 2025

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 44.4%

U.S. TREASURY BILLS – 25.8%

4.25%, 05/06/25‡	$135,000,000	$134,921,344

4.25%, 05/13/25‡	75,000,000	74,895,250

4.41%, 05/22/25‡	26,820,000	26,752,570

4.44%, 05/29/25‡	20,000,000	19,932,489

4.23%, 07/08/25‡	40,000,000	39,684,820

4.26%, 07/24/25‡	40,000,000	39,611,267

4.29%, 08/14/25‡	35,000,000	34,571,257

4.29%, 08/19/25‡	50,000,000	49,354,514

4.16%, 09/11/25‡	120,000,000	118,191,902

4.20%, 09/18/25‡	40,000,000	39,360,472

4.14%, 10/23/25‡	21,020,000	20,606,169

TOTAL U.S. TREASURY BILLS		$597,882,054

U.S. TREASURY NOTES – 18.6%

2.88%, 07/31/25	25,000,000	24,912,748

(U.S. Treasury 3 Month Bill Money Market Yield + 0.13%), 4.37%, 07/31/25Δ	50,000,000	49,995,292

3.13%, 08/15/25	42,820,000	42,677,607

(U.S. Treasury 3 Month Bill Money Market Yield + 0.17%), 4.42%, 10/31/25Δ	20,000,000	19,996,931

5.00%, 10/31/25	20,000,000	20,075,615

(U.S. Treasury 3 Month Bill Money Market Yield + 0.25%), 4.49%, 01/31/26Δ	20,000,000	20,006,196

1.63%, 02/15/26	20,000,000	19,606,067

(U.S. Treasury 3 Month Bill Money Market Yield + 0.15%), 4.40%, 04/30/26Δ	85,000,000	85,036,888

(U.S. Treasury 3 Month Bill Money Market Yield + 0.21%), 4.45%, 10/31/26Δ	50,000,000	50,087,024

(U.S. Treasury 3 Month Bill Money Market Yield + 0.10%), 4.34%, 01/31/27Δ	100,000,000	99,991,320

TOTAL U.S. TREASURY NOTES		$432,385,688

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,030,267,742)		$1,030,267,742

	Number of Shares

MONEY MARKET FUND – 1.1%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.21%^	25,279,862	25,279,862

TOTAL MONEY MARKET FUND (COST $25,279,862)		$25,279,862

Description	Par Value	Value

REPURCHASE AGREEMENTS – 54.8%

Deutsche Bank Securities, Inc., 4. 36%, dated 04/30/25, due 05/01/25, repurchase price $275,033,306, collateralized by U.S. Treasury Securities, 4.13% to 4.38%, maturing 08/31/28 to 03/31/32; total market value $280,500,011.	$275,000,000	$275,000,000

FICC Bank of New York, 4.36%, dated 04/30/25, due 05/01/25, repurchase price $400,048,444, collateralized by U.S. Treasury Security, 4. 13%, maturing 11/15/27; total market value $408,000,028.	400,000,000	400,000,000

FICC Mizuho Securities USA, 4. 36%, dated 04/30/25, due 05/01/25, repurchase price $325,039,361, collateralized by U.S. Treasury Securities, 1.25% to 4.50%, maturing 04/30/26 to 11/15/33; total market value $331,500,003.	325,000,000	325,000,000

Sumitomo Mitsui Banking Corp., 4. 36%, dated 04/30/25, due 05/01/25, repurchase price $125,015,139, collateralized by U.S. Treasury Securities, 0.25% to 4.50%, maturing 07/31/25 to 08/15/54; total market value $127,500,029.	125,000,000	125,000,000

TD Securities, Inc., 4.38%, dated 04/30/25, due 05/01/25, repurchase price $145,017,642, collateralized by U.S. Treasury Securities, 4.25% to 5.00%, maturing 09/30/25 to 02/15/35; total market value $147,900,041.	145,000,000	145,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,270,000,000)		$1,270,000,000

TOTAL INVESTMENTS – 100.3% (COST $2,325,547,604)		$2,325,547,604
OTHER ASSETS LESS LIABILITIES – (0.3)%		(7,547,120)

TOTAL NET ASSETS – 100.0%		$2,318,000,484

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

4	PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Treasury Obligations	$—	$1,030,267,742	$—	$1,030,267,742
Money Market Fund	25,279,862	—	—	25,279,862
Repurchase Agreements	—	1,270,000,000	—	1,270,000,000

Total	$25,279,862	$2,300,267,742	$—	$2,325,547,604

‡	The rate shown reflects the effective yield at purchase date.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

^	7-Day net yield.

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF ASSETS AND LIABILITIES	5

April 30, 2025	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund

ASSETS:

Investments, at identified cost	$10,102,065,414	$2,325,547,604

Investments in securities, at value (including repurchase agreements of $4,900,000,000 and $1,270,000,000, respectively)	$10,102,065,414	$2,325,547,604
Income receivable	9,312,761	817,520
Receivable for shares sold	4,329	10,830
Prepaid assets	94,131	48,621

TOTAL ASSETS	10,111,476,635	2,326,424,575

LIABILITIES:

Income distribution payable	33,965,801	7,648,065
Payable for shares redeemed	139,400	769
Payable for Trustees’ fees	6,253	6,253
Payable for administration fees	238,605	54,124
Payable for distribution services fees	223,425	37,279
Payable for shareholder services fees	1,164,774	257,202
Payable for investment advisory fees	886,046	189,392
Other accrued expenses	817,682	231,007

TOTAL LIABILITIES	37,441,986	8,424,091

NET ASSETS	$10,074,034,649	$2,318,000,484

NET ASSETS CONSIST OF:

Paid-in capital	$10,074,173,383	$2,318,008,669
Distributable earnings (loss)	(138,734)	(8,185)

TOTAL NET ASSETS	$10,074,034,649	$2,318,000,484

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Administrative Class

Net Assets	$649,315,070	$116,004,818

Shares outstanding (unlimited shares authorized)	649,659,476	116,013,830

Net Asset Value and Offering Price per share	$1.000	$1.000

Institutional Class

Net Assets	$2,810,413,646	$714,117,231

Shares outstanding (unlimited shares authorized)	2,810,511,781	714,126,319

Net Asset Value and Offering Price per share	$1.000	$1.000

Select Class

Net Assets	$5,911,475,583	$1,420,072,668

Shares outstanding (unlimited shares authorized)	5,911,950,230	1,420,117,071

Net Asset Value and Offering Price per share	$1.000	$1.000

Service Class

Net Assets	$225,429,909	$293,351

Shares outstanding (unlimited shares authorized)	225,418,824	293,322

Net Asset Value and Offering Price per share	$1.000	$1.000

Preferred Institutional Class

Net Assets	$477,400,441	$67,512,416

Shares outstanding (unlimited shares authorized)	477,365,468	67,513,009

Net Asset Value and Offering Price per share	$1.000	$1.000

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

6	STATEMENTS OF OPERATIONS

Year Ended April 30, 2025	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
INVESTMENT INCOME:

Dividends	$2,978,422	$1,590,425
Interest	480,769,901	98,290,675

TOTAL INVESTMENT INCOME	483,748,323	99,881,100

EXPENSES:

Investment advisory fees	14,863,669	3,091,845
Administration fees	2,826,586	586,518
Portfolio accounting and administration fees	1,738,478	373,768
Custodian fees	149,082	46,328
Transfer and dividend disbursing agent fees and expenses	160,875	30,054
Trustees’ fees	77,842	77,842
Professional fees	240,774	156,762
Distribution services fee—Administrative Class	2,081,027	665,187
Distribution services fee—Service Class	1,352,838	657
Shareholder services fee—Administrative Class	2,081,027	665,187
Shareholder services fee—Institutional Class	2,581,783	557,407
Shareholder services fee—Select Class	14,077,617	3,041,191
Shareholder services fee—Service Class	1,352,838	657
Share registration costs	64,013	63,957
Printing and postage	39,696	22,909
Miscellaneous	308,903	41,149

TOTAL EXPENSES	43,997,048	9,421,418

WAIVERS AND REIMBURSEMENTS:

Waiver/reimbursement by investment advisor	(4,600,954)	(1,195,071)
Waiver of shareholder services fee—Administrative Class	(503,757)	(160,481)
Waiver of shareholder services fee—Institutional Class	(271,102)	(56,662)
Waiver of shareholder services fee—Select Class	(5,116,573)	(1,103,284)
Waiver of shareholder services fee—Service Class	(10,928)	(539)

TOTAL WAIVERS AND REIMBURSEMENTS	(10,503,314)	(2,516,037)

Net expenses	33,493,734	6,905,381

Net investment income	450,254,589	92,975,719

REALIZED GAIN (LOSS):

Net realized gain (loss) on investments	24,162	—

Net realized gain (loss)	24,162	—

Change in net assets resulting from operations	$450,278,751	$92,975,719

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS	7

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
OPERATIONS:

Net investment income	$450,254,589	$497,220,981	$92,975,719	$104,327,438
Net realized gain (loss)	24,162	(3,374)	—	(1)

Change in net assets resulting from operations	450,278,751	497,217,607	92,975,719	104,327,437

DISTRIBUTIONS TO SHAREHOLDERS:

Administrative Class	(35,669,429)	(40,012,011)	(11,295,192)	(13,792,810)
Institutional Class	(120,011,036)	(129,657,330)	(25,658,668)	(31,517,876)
Select Class	(257,012,681)	(301,841,380)	(55,064,369)	(58,880,507)
Service Class	(22,770,760)	(24,733,045)	(11,553)	(8,916)
Preferred Institutional Class*	(14,791,109)	(967,899)	(945,930)	(190,561)

Total distributions to shareholders	(450,255,015)	(497,211,665)	(92,975,712)	(104,390,670)

SHARE TRANSACTIONS:

Proceeds from sale of shares

Administrative Class	5,286,144,940	5,367,402,078	1,202,070,886	1,118,921,512
Institutional Class	5,210,533,252	5,454,324,251	1,406,310,698	2,117,234,228
Select Class	11,862,479,366	12,009,125,854	2,496,803,199	2,159,483,112
Service Class	1,625,352,630	1,832,598,086	43,088	72,192
Preferred Institutional Class*	1,720,244,555	483,701,302	399,636,792	40,240,631

Distributions reinvested

Administrative Class	4,603	4,856	17,774	18,746
Institutional Class	535,904	654,629	—	—
Select Class	2,483,684	2,629,165	1,528,634	1,869,739
Service Class	431,763	516,218	11,553	8,916
Preferred Institutional Class*	4,915	1,787	4,906	1,787

Cost of shares redeemed

Administrative Class	(5,456,365,572)	(5,321,131,950)	(1,329,238,178)	(1,114,178,013)
Institutional Class	(5,091,970,461)	(5,233,343,840)	(1,212,937,515)	(2,108,291,905)
Select Class	(11,469,369,390)	(12,558,672,087)	(2,164,701,218)	(2,197,529,154)
Service Class	(1,836,872,236)	(2,042,554,035)	(8,307)	—
Preferred Institutional Class*	(1,518,330,748)	(208,256,344)	(349,583,399)	(22,787,708)

Change in net assets resulting from share transactions	335,307,205	(213,000,030)	449,958,913	(4,935,917)

Change in net assets	335,330,941	(212,994,088)	449,958,920	(4,999,150)
NET ASSETS:

Beginning of year	9,738,703,708	9,951,697,796	1,868,041,564	1,873,040,714

End of year	$10,074,034,649	$9,738,703,708	$2,318,000,484	$1,868,041,564

SHARES OF BENEFICIAL INTEREST:

Shares sold

Administrative Class	5,286,144,940	5,367,402,078	1,202,070,886	1,118,921,512
Institutional Class	5,210,533,252	5,454,324,251	1,406,310,698	2,117,234,228
Select Class	11,862,479,366	12,009,125,854	2,496,803,199	2,159,483,112
Service Class	1,625,352,630	1,832,598,086	43,088	72,192
Preferred Institutional Class*	1,720,244,555	483,701,302	399,636,792	40,240,631

Distributions reinvested

Administrative Class	4,603	4,856	17,774	18,746
Institutional Class	535,904	654,629	—	—
Select Class	2,483,684	2,629,165	1,528,634	1,869,739
Service Class	431,763	516,218	11,553	8,916
Preferred Institutional Class*	4,915	1,787	4,906	1,787

Shares redeemed

Administrative Class	(5,456,365,572)	(5,321,131,950)	(1,329,238,178)	(1,114,178,013)
Institutional Class	(5,091,970,461)	(5,233,343,840)	(1,212,937,515)	(2,108,291,905)
Select Class	(11,469,369,390)	(12,558,672,087)	(2,164,701,218)	(2,197,529,154)
Service Class	(1,836,872,236)	(2,042,554,035)	(8,307)	—
Preferred Institutional Class*	(1,518,330,748)	(208,256,344)	(349,583,399)	(22,787,708)

Net change resulting from share transactions	335,307,205	(213,000,030)	449,958,913	(4,935,917)

*	The Preferred Institutional Class for each Fund commenced operations on December 29, 2023.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

8	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

	Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021
ADMINISTRATIVE CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.043	0.047		0.026		0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000 (a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.043	0.047		0.026		0.000		0.000

Less Distributions From:
Net Investment Income	(0.043)	(0.047)		(0.026)		(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Year	$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	4.37%	4.85%		2.59%		0.02%		0.01%
Net Assets, End of Year (000’s)	$649,315	$819,609		$773,332		$1,163,736		$1,728,081
Ratios to Average Net Assets
Gross Expense(b)	0.71%	0.81%		0.81%		0.81%		0.81%
Net Expense(b),(c)	0.60%	0.60%		0.54%		0.08%		0.15%
Net Investment Income	4.28%	4.77%		2.42%		0.02%		0.01%

	Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021
INSTITUTIONAL CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.046	0.051		0.029		0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000 (a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.046	0.051		0.029		0.000		0.000

Less Distributions From:
Net Investment Income	(0.046)	(0.051)		(0.029)		(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Year	$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	4.74%	5.22%		2.90%		0.02%		0.02%
Net Assets, End of Year (000’s)	$2,810,414	$2,691,292		$2,469,665		$1,756,769		$1,735,456
Ratios to Average Net Assets
Gross Expense(b)	0.31%	0.34%		0.31%		0.31%		0.31%
Net Expense(b),(c)	0.25%	0.25%		0.25%		0.08%		0.14%
Net Investment Income	4.64%	5.10%		2.96%		0.02%		0.01%

	Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021
SELECT CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.046	0.050		0.028		0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000 (a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.046	0.050		0.028		0.000		0.000

Less Distributions From:
Net Investment Income	(0.046)	(0.050)		(0.028)		(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Year	$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	4.66%	5.11%		2.81%		0.02%		0.02%
Net Assets, End of Year (000’s)	$5,911,476	$5,515,811		$6,062,727		$3,997,179		$4,168,651
Ratios to Average Net Assets
Gross Expense(b)	0.46%	0.56%		0.56%		0.56%		0.56%
Net Expense(b),(c)	0.32%	0.35%		0.34%		0.08%		0.15%
Net Investment Income	4.56%	5.00%		2.91%		0.02%		0.01%

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (continued)	9

	Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021
SERVICE CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.042	0.046		0.024		0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000 (a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.042	0.046		0.024		0.000		0.000

Less Distributions From:
Net Investment Income	(0.042)	(0.046)		(0.024)		(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Year	$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	4.31%	4.73%		2.43%		0.01%		0.01%
Net Assets, End of Year (000’s)	$225,430	$436,534		$645,974		$500,998		$1,190,711
Ratios to Average Net Assets
Gross Expense(b)	0.71%	0.81%		0.81%		0.81%		0.81%
Net Expense(b),(c)	0.66%	0.72%		0.72%		0.08%		0.15%
Net Investment Income	4.21%	4.62%		2.49%		0.01%		0.01%

	Year Ended April 30, 2025	For the Period December 29, 2023* through April 30, 2024
PREFERRED INSTITUTIONAL CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.047	0.018
Net Realized Gain (Loss)	0.000 (a)	(0.000	)(a)

Total Income (Loss) From Operations	0.047	0.018

Less Distributions From:
Net Investment Income	(0.047)	(0.018)

Net Asset Value, End of Year	$1.000	$1.000

Total Return	4.83%	1.79	%(d)
Net Assets, End of Year (000’s)	$477,400	$275,458
Ratios to Average Net Assets
Gross Expense(b)	0.21%	0.31	%(e)
Net Expense(b),(c)	0.16%	0.16	%(e)
Net Investment Income	4.57%	5.29	%(e)

(a)	Represents less than $0.001.

(b)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(c)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(d)	Total returns for periods of less than one year are not annualized.

(e)	Annualized for periods less than one year.

*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

10	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
ADMINISTRATIVE CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.043	0.047	0.026	0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.043	0.047	0.026	0.000		0.000

Less Distributions From:
Net Investment Income	(0.043)	(0.047)	(0.026)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000		$1.000

Total Return	4.36%	4.85%	2.59%	0.02%		0.01%
Net Assets, End of Year (000’s)	$116,005	$243,127	$238,372	$336,133		$361,438
Ratios to Average Net Assets
Gross Expense(b)	0.72%	0.82%	0.83%	0.82%		0.82%
Net Expense(b),(c)	0.60%	0.60%	0.54%	0.07%		0.14%
Net Investment Income	4.25%	4.74%	2.40%	0.02%		0.01%

	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
INSTITUTIONAL CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.046	0.051	0.029	0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.046	0.051	0.029	0.000		0.000

Less Distributions From:
Net Investment Income	(0.046)	(0.051)	(0.029)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000		$1.000

Total Return	4.73%	5.22%	2.90%	0.02%		0.02%
Net Assets, End of Year (000’s)	$714,117	$520,749	$511,825	$342,827		$201,157
Ratios to Average Net Assets
Gross Expense(b)	0.32%	0.36%	0.33%	0.32%		0.32%
Net Expense(b),(c)	0.25%	0.25%	0.25%	0.09%		0.12%
Net Investment Income	4.60%	5.10%	3.04%	0.02%		0.01%

	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
SELECT CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.046	0.050	0.028	0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.046	0.050	0.028	0.000		0.000

Less Distributions From:
Net Investment Income	(0.046)	(0.050)	(0.028)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000		$1.000

Total Return	4.65%	5.11%	2.81%	0.02%		0.02%
Net Assets, End of Year (000’s)	$1,420,073	$1,086,464	$1,122,678	$615,858		$816,980
Ratios to Average Net Assets
Gross Expense(b)	0.47%	0.57%	0.58%	0.57%		0.57%
Net Expense(b),(c)	0.32%	0.35%	0.34%	0.08%		0.15%
Net Investment Income	4.53%	4.99%	2.95%	0.02%		0.02%

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (concluded)	11

	Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
SERVICE CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000		$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.044	0.046		0.024	0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.044	0.046		0.024	0.000		0.000

Less Distributions From:
Net Investment Income	(0.044)	(0.046)		(0.024)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Year	$1.000	$1.000		$1.000	$1.000		$1.000

Total Return	4.50%	4.73%		2.43%	0.01%		0.01%
Net Assets, End of Year (000’s)	$293	$247		$166	$290		$111
Ratios to Average Net Assets
Gross Expense(b)	0.72%	0.82%		0.83%	0.82%		0.83%
Net Expense(b),(c)	0.45%	0.72%		0.71%	0.09%		0.17%
Net Investment Income	4.40%	4.63%		2.16%	0.01%		0.01%

	Year Ended April 30, 2025	For the Period December 29, 2023* through April 30, 2024
PREFERRED INSTITUTIONAL CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.047	0.018
Net Realized Gain (Loss)	0.000	0.000	(a)

Total Income (Loss) From Operations	0.047	0.018

Less Distributions From:
Net Investment Income	(0.047)	(0.018)

Net Asset Value, End of Year	$1.000	$1.000

Total Return	4.82%	1.79	%(d)
Net Assets, End of Year (000’s)	$67,512	$17,455
Ratios to Average Net Assets
Gross Expense(b)	0.21%	0.33	%(e)
Net Expense(b),(c)	0.16%	0.16	%(e)
Net Investment Income	4.47%	5.22	%(e)

(a)	Represents less than $0.001.

(b)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(c)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(d)	Total returns for periods of less than one year are not annualized.

(e)	Annualized for periods less than one year.

*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

12	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

April 30, 2025

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

(d) Diversified

The Funds offer Service Class, Select Class, Administrative Class, Institutional Class and Preferred Institutional Class shares. The Preferred Institutional Class for each Fund commenced operations on December 29, 2023. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares of the class outstanding at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the ‘‘Fed’’) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Funds’ policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	13

the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At April 30, 2025, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

U.S. Government Money Market Fund
CIBC World Markets Corp.	$100,000,000	$100,000,000	$—	$—
Deutsche Bank Securities, Inc.	15,000,000	15,000,000	—	—
Federal Reserve Bank of New York	225,000,000	225,000,000	—	—
FICC Bank of New York	2,000,000,000	2,000,000,000	—	—
FICC Mizuho Securities USA	1,675,000,000	1,675,000,000	—	—
Sumitomo Mitsui Banking Corp.	700,000,000	700,000,000	—	—
TD Securities, Inc.	185,000,000	185,000,000	—	—

	$4,900,000,000	$4,900,000,000	$—	$—

U.S. Treasury Money Market Fund
Deutsche Bank Securities, Inc.	$275,000,000	$275,000,000	$—	$—
FICC Bank of New York	400,000,000	400,000,000	—	—
FICC Mizuho Securities USA	325,000,000	325,000,000	—	—
Sumitomo Mitsui Banking Corp.	125,000,000	125,000,000	—	—
TD Securities, Inc.	145,000,000	145,000,000	—	—

	$1,270,000,000	$1,270,000,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Segment Reporting – In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations.

Each Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its investment objective as outlined in the Funds’ prospectus. The Investment Committee - General Matters, comprising senior management of the Advisor and the President of the Funds, acts as the chief operating decision maker (CODM) and regularly reviews the Funds’ total returns, expense ratios, and changes in net assets as presented within the Funds’ financial statements to assess performance and to make decisions about resources to be allocated to the Funds.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

14	NOTES TO FINANCIAL STATEMENTS (continued)

Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year ended April 30, 2025.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings and paid-in capital in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of April 30, 2025, there were no such reclassifications.

The tax character of distributions for the corresponding fiscal year ended April 30, were as follows:

	2025		2024
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains

U.S. Government Money Market Fund	$450,255,015	$—	$497,211,665	$—
U.S. Treasury Money Market Fund	92,975,712	—	104,390,670	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Cost of investments for federal income tax purposes is the same as for financial statement purposes.

As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals	Distributable Earnings
U.S. Government Money Market Fund	$33,950,046	$—	$(33,965,801)	$—	$(122,979)	$—	$(138,734)
U.S. Treasury Money Market Fund	7,639,881	—	(7,648,065)	—	(1)	—	(8,185)

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2025, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Total Capital Loss Carryforwards

U.S. Government Money Market Fund	$(122,979)	$(122,979)
U.S. Treasury Money Market Fund	(1)	(1)

For the year ended April 30, 2025, capital loss carryforwards utilized were as follows:

Fund	Capital Loss Carryforwards Utilized
U.S. Government Money Market Fund	$24,162

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate*
U.S. Government Money Market Fund	0.15%
U.S. Treasury Money Market Fund	0.15%

* Prior to May 1, 2024, the annual rate was 0.25% for each Fund.

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	15

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2025, so that total annual fund operating expenses paid by the Funds (not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

			Current Contractual Expense Limitations
Fund	Administrative Class	Institutional Class	Select Class*	Service Class	Preferred Institutional Class
U.S. Government Money Market Fund	0.60%	0.25%	0.32%	0.66%	0.16%
U.S. Treasury Money Market Fund	0.60%	0.25%	0.32%	0.66%	0.16%

*	Prior to May 1, 2024, the expense limitation for each Fund’s Select Class was 0.35%.

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the year ended April 30, 2025, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class shares for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the year ended April 30, 2025, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees, net of waivers, paid by the Funds as follows:

Fund	Distribution Fees

U.S. Government Money Market Fund	$3,407,598
U.S. Treasury Money Market Fund	663,630

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class shares and up to 0.10% of the average daily net assets of each Fund’s Institutional Class to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive shareholder servicing fees for each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may voluntarily waive or reduce any fees to which they are entitled.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

16	NOTES TO FINANCIAL STATEMENTS (concluded)

For the year ended April 30, 2025, M&T received shareholder service fees, net of waivers, paid by the Funds as follows:

Fund	Shareholder Services Fees

U.S. Government Money Market Fund	$14,147,456

U.S. Treasury Money Market Fund	2,898,138

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

6.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

7.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 26, 2025. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the Statement of Operations. The LOC expires on March 25, 2026.

The Funds did not utilize the LOC during the year ended April 30, 2025.

8.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material subsequent events that would require recognition or disclosure in the Funds’ financial statements through this date.

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Wilmington Funds and Shareholders of Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund (two of the funds constituting Wilmington Funds, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 23, 2025

We have served as the auditor of one or more investment companies in Wilmington Funds since 2019.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

18

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

Not applicable.

April 30, 2025 (unaudited) / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

19

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 11, 2025

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third par-ties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025 (unaudited)

20

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).
●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website. You can manage your cookie preferences here and find additional information in the Wilmington Trust Cookie Notice.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 11, 2025. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

April 30, 2025 (unaudited) / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
9th Floor	Philadelphia, PA 19103
Wilmington, DE 19890
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286

WT-AR-MM-0425
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

April 30, 2025 PRESIDENT’S MESSAGE AND ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION WILMINGTON FUNDS Fixed Income Funds Wilmington Broad Market Bond Fund Wilmington Municipal Bond Fund Wilmington New York Municipal Bond Fund

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Annual Financial Statements of the Broad Market Bond Fund, Municipal Bond Fund and New York Municipal Bond Fund (the “Funds”), covering the Funds’ annual fiscal year of May 1, 2024, through April 30, 2025.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ annual fiscal year.

The economy

It was an eventful period as economic conditions changed rapidly over the annual fiscal year. The most notable event came towards the end of the period (on April 2nd or “Liberation Day”) as newly elected President Donald Trump began his second term by working to re-order global trade via major tariff announcements. The Liberation Day tariffs shocked investors – in both scale and breadth – sending the U.S. tariff rate to its highest level in 119 years. Stagflation (low growth and high inflation) became a major concern among economists and strategists across Wall Street as they rushed to quantify the economic impact of the tariffs and any potential retaliations from U.S. trading partners. The remainder of April was turbulent as whipsawing tariff policies made it difficult for the market to price risk. U.S. assets (including Treasuries and the dollar) saw substantial outflows as Treasury yields spiked in April and investors dismissed the typical safe-haven status of U.S. assets. Volatility in financial markets cooled towards the end of April as tariff threats de-escalated and hard economic data continued to show an economy on decent footing. Soft data (such as sentiment and survey readings), however, deteriorated to near historic levels as business leaders, consumers, and investors dealt with unprecedented levels of uncertainty. Overall, inflation data in the U.S. largely decelerated, moving closer to the Federal Reserve’s (the Fed’s) 2% target. The Fed also cut interest rates by 100 bps during the annual fiscal year which included a 50 basis point1 rate cut at the September meeting. The Fed funds rate target range ended the period between 4.25%-4.5% (its lowest level in two years) though expectations of future rate cuts diminished significantly.

Bond markets

As with the economic backdrop, it was a choppy period across the global bond market. Overall, Treasury yields pushed lower across the curve as the Fed lowered interest rates and inflation concerns continued to fade. Combined with lower growth expectations, the benchmark 10-year Treasury yield declined 52 basis points. At the short end of the curve (more sensitive to monetary policy), the two-year yield slid over 140 basis points during the period as the Fed eased monetary policy. Overall, fixed income performed well over the annual fiscal year with the Bloomberg U.S. Aggregate Bond Index advancing 8.02% (its best fiscal year since 2020). Within corporate credit, spreads widened moderately as the heightened tariff rate led to increased risk for high yield assets. U.S. Treasuries also felt pressure towards the end of the period as concerns over the ballooning U.S. deficit took the spotlight – driven by U.S. asset outflows and the looming tax bill.

For the 12-month period May 1, 2024, to April 30, 2025, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]

7.68%	8.02%	7.61%	1.66%	8.69%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

During the period, momentum led U.S. large cap stocks to numerous new all-time highs. Overall, the S&P 500 ended the annual fiscal year up 12.10%, led by financials (+22.82%), utilities (+21.98%), and real estate (+18.41%). Energy (-10.77%) was the worst performing sector as oil prices declined over 25% amid signs of slowing economic growth and cooling tensions in the Middle East. Elsewhere, the AI theme continued to play out as tech was the best performing sector for the first seven months of the period. The tech momentum buoyed U.S. equity markets for most of the period before falling drastically after the Chinese AI startup – known as DeepSeek – took the investing world largely by surprise. DeepSeek claimed to be able to train its AI models at a fraction of the cost that major U.S. tech firms spent putting into question the future of AI capex (capital expenditure). In addition to DeepSeek, volatile trading conditions persisted following Liberation Day as investors

April 30, 2025 / PRESIDENT’S MESSAGE

ii

continued to digest potential tariff headwinds (S&P 500 troughed down 18.90% following Liberation Day). Overall, uncertainty in the equity market cooled in recent weeks but remains at elevated levels as the financial impact of tariffs continues to filter through into earnings. Management teams have been reluctant to provide forward guidance as they work to re-order supply chains and control costs.

Turmoil in U.S. markets led to opportunities for international stocks as the MSCI EAFE Index and MSCI Emerging Markets Index both outperformed the S&P 500 post-Liberation Day. For the full period, returns were similar with the MSCI EAFE and MSCI Emerging Markets up 12.57% and 9.02%, respectively. International developed equities benefitted as the Trump administration focused heavily on China (a major component in the Emerging Markets index), by raising the U.S. tariff rate on Chinese imports to 145%. Trade tensions escalated as Chinese officials retaliated with a 125% tariff on U.S. goods, pushing both sides to the brink of what some described as a de facto embargo.

For the 12-month period May 1, 2024, to April 30, 2025, certain stock market indices performed as follows:

S&P 500® Index[8]	Russell 2000® Index[9]	MSCI EAFE (Net) Index[10]	MSCI Emerging Markets (Net) Index[11]

12.10%	0.87%	12.57%	9.02%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

May 15, 2025

PRESIDENT’S MESSAGE / April 30, 2025

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of $2.1 million to $16.8 billion.

10.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

April 30, 2025 / PRESIDENT’S MESSAGE

1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

April 30, 2025

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (RFUCCT1Y + 1.72%, Cap 9.04%, Floor 1.72%), 7.47%, 05/01/33Δ	$4,697	$4,762

TOTAL ADJUSTABLE RATE MORTGAGE (COST $4,690)		$4,762

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Series 2005-29, Class WC, 4.75%, 04/25/35	3,009	3,007

WHOLE LOAN – 0.0%**
Bank of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 5.91%, 02/25/34Δ	19,364	18,996

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.38%, 11/25/35Δ	13,618	13,929

TOTAL WHOLE LOAN		$32,925

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $35,816)		$35,932

CORPORATE BONDS – 27.9%

AEROSPACE & DEFENSE – 1.5%
Boeing Co. (The), Sr. Unsecured
2.75%, 02/01/26	2,000,000	1,968,367

3.20%, 03/01/29	150,000	141,856

5.81%, 05/01/50	3,000,000	2,800,369

General Dynamics Corp., Company Guaranteed,

4.95%, 08/15/35	1,000,000	1,003,506

L3Harris Technologies, Inc., Sr. Unsecured

2.90%, 12/15/29#	835,000	775,210
5.35%, 06/01/34	2,900,000	2,922,952

TOTAL AEROSPACE & DEFENSE		$9,612,260

AUTOMOTIVE – 1.2%
Ford Motor Credit Co. LLC, Sr. Unsecured

5.80%, 03/05/27	3,000,000	2,991,649

2.90%, 02/16/28	250,000	229,344

General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	945,065

General Motors Financial Co., Inc., Sr. Unsecured

1.25%, 01/08/26	1,000,000	976,019

1.50%, 06/10/26	3,000,000	2,889,103

TOTAL AUTOMOTIVE		$8,031,180

BEVERAGES – 0.4%
Anheuser-Busch Cos. LLC, Company Guaranteed, 4.90%, 02/01/46	1,042,000	948,338

Keurig Dr. Pepper, Inc., Company Guaranteed, 3.20%, 05/01/30	775,000	727,255

Description	Par Value	Value

Keurig Dr. Pepper, Inc., Sr. Unsecured, 4.60%, 05/15/30	$1,000,000	$999,763

TOTAL BEVERAGES		$2,675,356

BIOTECHNOLOGY – 0.2%

Amgen, Inc., Sr. Unsecured, 5.65%, 03/02/53	1,280,000	1,224,208

BUILDING PRODUCTS – 0.0%**

Johnson Controls International PLC, Sr. Unsecured, 4.63%, 07/02/44	100,000	84,678

CAPITAL MARKETS – 1.3%

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	740,110

Goldman Sachs Group, Inc. (The), Sr. Unsecured

(3 Month Term SOFR + 1.77%), 3.69%, 06/05/28Δ	2,080,000	2,047,245

(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	961,602

Huntington National Bank (The), Sr. Unsecured, (SOFR + 0.72%), 4.87%, 04/12/28Δ	3,000,000	3,016,465

Morgan Stanley, Sr. Unsecured, (SOFR + 0.72%), 0.99%, 12/10/26Δ	175,000	171,141

Morgan Stanley, Sr. Unsecured, MTN, (SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	844,302

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	503,538

TOTAL CAPITAL MARKETS		$8,284,403

CHEMICALS – 0.1%

Nutrien Ltd., Sr. Unsecured, 4.50%, 03/12/27	775,000	776,869

COMMERCIAL SERVICES & SUPPLIES – 0.1%

Global Payments, Inc., Sr. Unsecured, 2.90%, 05/15/30	1,000,000	899,291

DIVERSIFIED FINANCIAL SERVICES – 6.9%

Bank of America Corp., Sr. Unsecured, MTN

(SOFR + 1.15%), 1.32%, 06/19/26Δ	250,000	248,852

3.25%, 10/21/27#	1,095,000	1,071,642

(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	153,840

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	994,246

Bank of Montreal, Sr. Unsecured, (SOFR + 0.67%), 5.00%, 01/27/29#,Δ	2,550,000	2,590,754

Bank of Nova Scotia (The), Sr. Unsecured, GMTN, 5.40%, 06/04/27	4,675,000	4,787,885

Canadian Imperial Bank of Commerce, Sr. Unsecured, 5.24%, 06/28/27	2,120,000	2,155,622

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

2	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Capital One Financial Corp., Subordinated, (SOFR + 2.04%), 6.18%, 01/30/36Δ	$3,000,000	$2,971,414

Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 03/02/27	2,894,000	2,840,587

Citigroup, Inc., Sr. Unsecured, (SOFR + 0.77%), 1.12%, 01/28/27Δ	2,750,000	2,685,854

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,900,000	1,879,489

Comerica, Inc., Sr. Unsecured, (SOFR + 2.16%), 5.98%, 01/30/30Δ	2,515,000	2,546,673

Fifth Third Bancorp, Sr. Unsecured

2.55%, 05/05/27	780,000	751,404

3.95%, 03/14/28	3,000,000	2,957,917

(SOFR + 1.84%), 5.63%, 01/29/32Δ	1,250,000	1,279,581

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,105,085

Huntington National Bank (The), Sr. Unsecured, 5.65%, 01/10/30	2,300,000	2,372,076

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month Term SOFR + 1.26%), 5.59%, 05/15/47Δ	1,000,000	880,146

PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	1,035,646

PNC Financial Services Group, Inc. (The), Sr. Unsecured

(SOFR + 1.32%), 5.81%, 06/12/26Δ	1,125,000	1,127,866

3.45%, 04/23/29	100,000	96,549

(SOFR + 1.90%), 5.68%, 01/22/35Δ	2,000,000	2,042,077

Toronto-Dominion Bank (The), Sr. Unsecured, 4.86%, 01/31/28#	1,510,000	1,531,821

Truist Bank, Subordinated, BKNT

3.63%, 09/16/25	250,000	248,788

3.80%, 10/30/26	1,000,000	988,812

2.25%, 03/11/30	1,850,000	1,627,381

Truist Financial Corp., Sr. Unsecured, MTN, (SOFR + 2.36%), 5.87%, 06/08/34Δ	1,500,000	1,535,016

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	790,505

TOTAL DIVERSIFIED FINANCIAL SERVICES		$45,297,528

ELECTRIC – 3.6%

Ameren Corp., Sr. Unsecured, 5.70%, 12/01/26	1,450,000	1,476,150

Dominion Energy, Inc., Series A, Sr. Unsecured, 1.45%, 04/15/26#	1,950,000	1,895,340

DTE Energy Co., Sr. Unsecured

4.95%, 07/01/27	2,000,000	2,028,817

5.20%, 04/01/30	4,000,000	4,066,198

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	893,376

Exelon Corp., Sr. Unsecured

5.15%, 03/15/29	2,015,000	2,067,592

5.13%, 03/15/31	2,000,000	2,039,239

4.70%, 04/15/50	2,000,000	1,668,117

Description	Par Value	Value

FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 07/15/27	$5,000,000	$4,964,988

Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	37,176

Southwestern Public Service Co., 1st Mortgage, 6.00%, 06/01/54	1,175,000	1,176,368

Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	213,409

WEC Energy Group, Inc., Sr. Unsecured

1.38%, 10/15/27	750,000	697,788

1.80%, 10/15/30	394,000	341,773

TOTAL ELECTRIC		$23,566,331

FOOD & STAPLES RETAILING – 0.1%

Conagra Brands, Inc., Sr. Unsecured

1.38%, 11/01/27	200,000	184,622

5.40%, 11/01/48	665,000	589,157

TOTAL FOOD & STAPLES RETAILING		$773,779

GAS – 0.2%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,090,905

HEALTHCARE-PRODUCTS – 0.6%

Solventum Corp., Company Guaranteed, 5.45%, 02/25/27	1,750,000	1,777,239

Zimmer Biomet Holdings, Inc., Sr. Unsecured, 4.70%, 02/19/27	2,000,000	2,013,670

TOTAL HEALTHCARE-PRODUCTS		$3,790,909

HEALTHCARE-SERVICES – 0.8%

Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	534,948

Cigna Group (The), Company Guaranteed, 4.80%, 07/15/46	1,000,000	864,137

Cigna Group (The), Sr. Unsecured, 2.38%, 03/15/31	250,000	219,563

CommonSpirit Health, Sr. Secured, 3.35%, 10/01/29	150,000	142,422

Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,625,065

NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55#	1,000,000	668,930

UnitedHealth Group, Inc., Sr. Unsecured

2.95%, 10/15/27	1,350,000	1,315,761

3.95%, 10/15/42	290,000	232,552

TOTAL HEALTHCARE-SERVICES		$5,603,378

INSURANCE – 0.9%

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	372,492

Lincoln Financial Global Funding, Secured, 5.30%, 01/13/30Ω	3,000,000	3,066,885

Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	213,417

W.R. Berkley Corp., Sr. Unsecured 4.75%, 08/01/44	1,715,000	1,492,084

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

4.00%, 05/12/50	$1,425,000	$1,095,697

TOTAL INSURANCE		$6,240,575

MEDIA – 0.7%

Charter Communications Operating LLC, Sr. Secured, 2.80%, 04/01/31	3,500,000	3,029,679

Discovery Communications LLC, Company Guaranteed

3.95%, 03/20/28	500,000	478,326

3.63%, 05/15/30	1,000,000	886,952

TOTAL MEDIA		$4,394,957

MISCELLANEOUS MANUFACTURING – 0.3%

Textron, Inc., Sr. Unsecured, 2.45%, 03/15/31	2,000,000	1,768,878

OIL & GAS – 1.0%

Diamondback Energy, Inc., Company Guaranteed, 5.40%, 04/18/34	1,245,000	1,223,910

Occidental Petroleum Corp., Sr. Unsecured, 5.00%, 08/01/27	2,500,000	2,505,456

Pioneer Natural Resources Co., Sr. Unsecured, 2.15%, 01/15/31	1,000,000	878,112

Valero Energy Corp., Sr. Unsecured

2.15%, 09/15/27	1,800,000	1,710,405

4.90%, 03/15/45	563,000	485,334

TOTAL OIL & GAS		$6,803,217

PHARMACEUTICALS – 0.4%

AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	400,941

Becton Dickinson & Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	85,728

Bristol-Myers Squibb Co., Sr. Unsecured, 3.40%, 07/26/29	310,000	299,794

CVS Health Corp., Sr. Unsecured, 1.30%, 08/21/27	145,000	134,877

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	600,088

Zoetis, Inc., Sr. Unsecured

3.00%, 09/12/27#	125,000	121,815

3.95%, 09/12/47	1,005,000	784,695

TOTAL PHARMACEUTICALS		$2,427,938

PIPELINES – 2.2%

Energy Transfer LP, Sr. Unsecured

4.00%, 10/01/27	3,000,000	2,968,594

4.95%, 06/15/28	3,000,000	3,032,838

3.75%, 05/15/30	715,000	676,306

5.30%, 04/15/47	1,250,000	1,059,046

Enterprise Products Operating LLC, Company Guaranteed

4.20%, 01/31/50	1,120,000	874,884

4.95%, 10/15/54	500,000	431,364

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	907,767

Kinder Morgan, Inc., Company Guaranteed, 3.60%, 02/15/51	1,315,000	876,511

Description	Par Value	Value

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	$1,000,000	$966,515

ONEOK, Inc., Company Guaranteed, 6.10%, 11/15/32	335,000	348,503

Targa Resources Partners LP, Company Guaranteed, 4.88%, 02/01/31	1,245,000	1,210,974

Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	983,466

TOTAL PIPELINES		$14,336,768

REAL ESTATE INVESTMENT TRUSTS – 1.8%

American Tower Corp., Sr. Unsecured

3.13%, 01/15/27	1,000,000	978,147

4.05%, 03/15/32#	1,000,000	947,978

3.10%, 06/15/50	1,500,000	959,102

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27#	1,420,000	1,398,783

Healthcare Realty Holdings LP, Company Guaranteed, 3.63%, 01/15/28	1,100,000	1,063,291

Healthpeak OP LLC, Company Guaranteed

3.25%, 07/15/26	110,000	108,510

2.88%, 01/15/31	2,350,000	2,109,227

Ventas Realty LP, Company Guaranteed

3.25%, 10/15/26	3,208,000	3,150,851

4.00%, 03/01/28	250,000	246,604

Welltower OP LLC, Company Guaranteed, 4.95%, 09/01/48	1,000,000	896,690

TOTAL REAL ESTATE INVESTMENT TRUSTS		$11,859,183

RETAIL – 0.1%

Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	193,967

Nordstrom, Inc., Sr. Unsecured, 5.00%, 01/15/44	1,000,000	705,000

TOTAL RETAIL		$898,967

SEMICONDUCTORS – 0.4%

Broadcom, Inc., Sr. Unsecured, 4.35%, 02/15/30	3,000,000	2,971,862

SOFTWARE – 0.8%

Oracle Corp., Sr. Unsecured, 4.20%, 09/27/29	3,000,000	2,960,824

Roper Technologies, Inc., Sr. Unsecured, 2.00%, 06/30/30	1,345,000	1,174,475

Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,359,811

TOTAL SOFTWARE		$5,495,110

TELECOMMUNICATIONS – 1.1%

AT&T, Inc., Sr. Unsecured

4.50%, 05/15/35	845,000	796,998

3.55%, 09/15/55	1,423,000	947,757

T-Mobile USA, Inc., Company Guaranteed

2.55%, 02/15/31	4,000,000	3,546,554

5.75%, 01/15/34	1,275,000	1,327,694

Verizon Communications, Inc., Sr. Unsecured 2.10%, 03/22/28	50,000	47,261

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

4	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

2.36%, 03/15/32	$305,000	$260,459

TOTAL TELECOMMUNICATIONS		$6,926,723

TRANSPORTATION – 0.5%

Ryder System, Inc., Sr. Unsecured, MTN, 2.85%, 03/01/27	2,645,000	2,565,346

Union Pacific Corp., Sr. Unsecured, 4.30%, 03/01/49	675,000	554,064

TOTAL TRANSPORTATION		$3,119,410

TRUCKING & LEASING – 0.7%

GATX Corp., Sr. Unsecured

3.25%, 09/15/26	1,570,000	1,540,150

3.85%, 03/30/27	1,500,000	1,478,938

4.00%, 06/30/30	1,000,000	962,822

5.20%, 03/15/44	640,000	569,248

TOTAL TRUCKING & LEASING		$4,551,158

TOTAL CORPORATE BONDS (COST $191,185,393)		$183,505,821

GOVERNMENT AGENCIES – 1.3%

FEDERAL HOME LOAN BANK (FHLB) – 1.1%

3.25%, 11/16/28#	6,960,000	6,865,389

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%

6.25%, 05/15/29#	750,000	821,265

7.25%, 05/15/30	400,000	463,476

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,284,741

TOTAL GOVERNMENT AGENCIES (COST $8,619,129)		$8,150,130

MORTGAGE-BACKED SECURITIES – 28.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 9.6%

Pool C00478, 8.50%, 09/01/26	1,290	1,315

Pool E09010, 2.50%, 09/01/27	76,399	75,200

Pool G18497, 3.00%, 01/01/29	14,082	13,893

Pool C01272, 6.00%, 12/01/31	4,547	4,699

Pool A13990, 4.50%, 10/01/33	3,811	3,838

Pool G01625, 5.00%, 11/01/33	14,364	14,545

Pool A18401, 6.00%, 02/01/34	5,771	5,995

Pool QN1900, 3.00%, 04/01/35	458,098	442,443

Pool G08097, 6.50%, 11/01/35	8,617	9,171

Pool G02296, 5.00%, 06/01/36	38,750	39,245

Pool G02390, 6.00%, 09/01/36	3,864	4,049

Pool G05317, 5.00%, 04/01/37	156,955	159,006

Pool G08193, 6.00%, 04/01/37	7,012	7,166

Pool G03703, 5.50%, 12/01/37	4,540	4,657

Pool G04776, 5.50%, 07/01/38	15,961	16,291

Pool G05500, 5.00%, 05/01/39	140,649	142,311

Pool A93415, 4.00%, 08/01/40	218,133	209,527

Pool A93505, 4.50%, 08/01/40	260,287	259,248

Pool A93996, 4.50%, 09/01/40	194,041	193,267

Pool G06222, 4.00%, 01/01/41	315,763	305,114

Pool A97047, 4.50%, 02/01/41	194,391	192,997

Pool G06956, 4.50%, 08/01/41	198,463	197,042

Pool C03750, 3.50%, 02/01/42	88,862	82,149

Pool C03849, 3.50%, 04/01/42	48,470	45,352

Pool Q08305, 3.50%, 05/01/42	350,848	329,112

Description	Par Value	Value

Pool C04305, 3.00%, 11/01/42	$945,865	$883,770

Pool C09020, 3.50%, 11/01/42	693,104	640,729

Pool G07266, 4.00%, 12/01/42	580,639	563,046

Pool C04444, 3.00%, 01/01/43	30,670	27,614

Pool C09029, 3.00%, 03/01/43	130,998	119,298

Pool G08534, 3.00%, 06/01/43	161,527	147,102

Pool Q19476, 3.50%, 06/01/43	259,871	243,287

Pool C09044, 3.50%, 07/01/43	312,312	292,361

Pool G07889, 3.50%, 08/01/43	281,448	260,125

Pool G07624, 4.00%, 12/01/43	289,065	281,113

Pool G60038, 3.50%, 01/01/44	1,487,993	1,375,712

Pool G07680, 4.00%, 04/01/44	496,993	472,871

Pool G07943, 4.50%, 08/01/44	25,707	25,307

Pool G08607, 4.50%, 09/01/44	175,687	173,345

Pool Q33547, 3.50%, 05/01/45	244,762	226,536

Pool Q36970, 4.00%, 10/01/45	111,553	105,969

Pool G60384, 4.50%, 12/01/45	17,612	17,333

Pool Q39644, 3.50%, 03/01/46	723,281	667,415

Pool Q39438, 4.00%, 03/01/46	732,808	697,894

Pool G08705, 3.00%, 05/01/46	66,623	59,447

Pool G08708, 4.50%, 05/01/46	116,938	113,974

Pool ZS4671, 3.00%, 08/01/46	431,624	384,524

Pool Q44452, 3.00%, 11/01/46	626,323	558,845

Pool ZS4693, 3.00%, 12/01/46	1,203,726	1,063,316

Pool SD8037, 2.50%, 01/01/50	2,416,896	2,033,836

Pool RA2341, 2.50%, 04/01/50	2,080,138	1,737,208

Pool SD8104, 1.50%, 11/01/50	2,190,130	1,658,160

Pool RA4349, 2.50%, 01/01/51	1,065,158	899,983

Pool SD8141, 2.50%, 04/01/51	1,009,786	843,223

Pool SD8190, 3.00%, 01/01/52	1,872,184	1,639,976

Pool QE2363, 3.50%, 05/01/52	1,079,145	975,194

Pool SD3139, 3.50%, 07/01/52	922,516	833,424

Pool RA7777, 4.50%, 08/01/52	2,881,500	2,759,623

Pool SD8254, 3.00%, 10/01/52	3,367,735	2,923,579

Pool SD2066, 4.00%, 12/01/52	582,014	542,520

Pool SD3238, 5.50%, 12/01/52	1,779,466	1,789,535

Pool SD2617, 5.00%, 03/01/53	5,533,820	5,445,275

Pool RA8714, 4.50%, 04/01/53	6,870,605	6,590,970

Pool RA8647, 4.50%, 05/01/53	2,156,580	2,069,472

Pool SD3786, 5.00%, 05/01/53	1,196,233	1,172,616

Pool RA9431, 5.50%, 07/01/53	3,082,308	3,105,358

Pool SD3745, 6.00%, 09/01/53	3,282,285	3,338,406

Pool SD5763, 5.50%, 07/01/54	2,116,582	2,123,393

Pool RJ2210, 6.00%, 08/01/54	5,958,427	6,062,949

Pool SL0727, 5.50%, 02/01/55	2,545,257	2,548,730

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$63,251,995

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 18.7%

Pool AE2520, 3.00%, 01/01/26	17,284	17,143

Pool 329794, 7.00%, 02/01/26	256	256

Pool 256639, 5.00%, 02/01/27	3,598	3,610

Pool 256752, 6.00%, 06/01/27	4,112	4,137

Pool 257007, 6.00%, 12/01/27	4,328	4,365

Pool AB8997, 2.50%, 04/01/28	23,594	23,144

Pool AS4480, 2.50%, 02/01/30	170,658	165,722

Pool AS7462, 2.50%, 06/01/31	92,971	89,560

Pool 254007, 6.50%, 10/01/31	2,336	2,454

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool 254240, 7.00%, 03/01/32	$7,912	$8,068

Pool 638023, 6.50%, 04/01/32	20,334	21,251

Pool 642345, 6.50%, 05/01/32	15,598	16,290

Pool 651292, 6.50%, 07/01/32	32,039	33,231

Pool 686398, 6.00%, 03/01/33	36,730	38,097

Pool BP6496, 2.00%, 07/01/35	606,815	557,361

Pool MA4095, 2.00%, 08/01/35	773,973	710,898

Pool 745412, 5.50%, 12/01/35	11,479	11,718

Pool 888789, 5.00%, 07/01/36	62,424	63,487

Pool 256515, 6.50%, 12/01/36	4,678	4,924

Pool AE0217, 4.50%, 08/01/40	31,760	31,836

Pool AB1796, 3.50%, 11/01/40	191,200	177,780

Pool AH5583, 4.50%, 02/01/41	82,410	81,652

Pool 890551, 4.50%, 08/01/41	20,521	20,329

Pool AL0658, 4.50%, 08/01/41	119,251	118,132

Pool AL1319, 4.50%, 10/01/41	145,573	144,163

Pool AL6302, 4.50%, 10/01/41	215,932	213,945

Pool AX5302, 4.00%, 01/01/42	361,911	348,735

Pool AK4523, 4.00%, 03/01/42	410,989	397,293

Pool AL2034, 4.50%, 04/01/42	52,362	51,563

Pool AB7936, 3.00%, 02/01/43	595,899	526,367

Pool AL3761, 4.50%, 02/01/43	61,304	60,895

Pool MA1458, 3.00%, 06/01/43	129,830	117,720

Pool AT7899, 3.50%, 07/01/43	862,865	798,542

Pool AS0302, 3.00%, 08/01/43	1,396,676	1,266,332

Pool AU4279, 3.00%, 09/01/43	284,778	258,201

Pool AL5537, 4.50%, 04/01/44	95,344	94,213

Pool AS3155, 4.00%, 08/01/44	14,321	13,758

Pool AX0833, 3.50%, 09/01/44	235,342	220,811

Pool AL6325, 3.00%, 10/01/44	896,505	812,669

Pool AS5136, 4.00%, 06/01/45	83,246	79,607

Pool AZ7362, 4.00%, 11/01/45	234,004	222,293

Pool AZ9565, 3.50%, 12/01/45	320,658	297,076

Pool BC0326, 3.50%, 12/01/45	286,328	264,226

Pool BC0245, 3.00%, 02/01/46	175,740	156,560

Pool BC0830, 3.00%, 04/01/46	270,972	241,409

Pool AS7568, 4.50%, 07/01/46	36,643	35,669

Pool BC4764, 3.00%, 10/01/46	371,225	328,564

Pool MA2771, 3.00%, 10/01/46	109,755	95,480

Pool AS8276, 3.00%, 11/01/46	379,023	337,673

Pool BC9003, 3.00%, 11/01/46	385,255	343,207

Pool BE1899, 3.00%, 11/01/46	1,499,412	1,335,715

Pool BE3767, 3.50%, 07/01/47	337,530	309,235

Pool BH2618, 3.50%, 08/01/47	101,014	92,898

Pool MA3088, 4.00%, 08/01/47	289,163	273,156

Pool BH4010, 4.50%, 09/01/47	274,376	267,423

Pool BH9215, 3.50%, 01/01/48	482,007	443,267

Pool BJ0650, 3.50%, 03/01/48	2,022,393	1,858,640

Pool BJ0639, 4.00%, 03/01/48	114,555	108,493

Pool BJ9169, 4.00%, 05/01/48	532,359	504,149

Pool BK4764, 4.00%, 08/01/48	493,227	467,109

Pool BN1628, 4.50%, 11/01/48	235,262	228,210

Pool BM5334, 3.50%, 01/01/49	459,252	421,192

Pool MA3871, 3.00%, 12/01/49	1,233,060	1,082,503

Pool CA5306, 3.00%, 03/01/50	1,057,107	927,007

Pool CA5353, 3.50%, 03/01/50	916,116	832,639

Pool MA4100, 2.00%, 08/01/50	1,170,852	940,867

Description	Par Value	Value

Pool FM3989, 2.50%, 08/01/50	$750,637	$630,341

Pool CA6983, 2.00%, 09/01/50	2,055,150	1,661,577

Pool CA7106, 2.00%, 09/01/50	1,337,480	1,081,346

Pool MA4119, 2.00%, 09/01/50	877,125	702,249

Pool BQ2999, 2.50%, 10/01/50	1,744,624	1,465,557

Pool CA7383, 3.00%, 10/01/50	1,160,858	1,026,382

Pool CA7734, 2.50%, 11/01/50	1,176,477	982,459

Pool FM5297, 3.00%, 11/01/50	1,532,374	1,355,398

Pool MA4208, 2.00%, 12/01/50	906,245	724,779

Pool CA8021, 2.50%, 12/01/50	3,526,017	2,973,150

Pool FM5166, 3.00%, 12/01/50	796,064	699,860

Pool BQ4495, 2.00%, 02/01/51	4,964,761	3,955,210

Pool CA8929, 2.00%, 02/01/51	2,305,116	1,840,479

Pool FM6426, 2.00%, 03/01/51	1,976,217	1,596,925

Pool CB0199, 3.00%, 04/01/51	626,574	545,290

Pool BR7857, 2.50%, 05/01/51	3,052,394	2,549,401

Pool FM7188, 2.50%, 05/01/51	2,133,373	1,821,150

Pool CB0727, 2.50%, 06/01/51	5,415,268	4,553,895

Pool FM8440, 2.50%, 08/01/51	1,227,181	1,032,031

Pool BT6823, 2.50%, 10/01/51	3,180,615	2,654,305

Pool FM9949, 2.00%, 12/01/51	789,345	637,015

Pool FM9871, 2.50%, 12/01/51	5,540,171	4,658,827

Pool BU1416, 3.00%, 01/01/52	1,917,722	1,671,635

Pool FS6380, 2.50%, 02/01/52	3,501,644	2,927,621

Pool FS0982, 3.00%, 03/01/52	1,630,667	1,425,769

Pool FS1571, 2.00%, 04/01/52	3,452,201	2,748,029

Pool CB3334, 3.50%, 04/01/52	5,038,655	4,582,765

Pool MA4598, 2.50%, 05/01/52	6,480,009	5,404,588

Pool BV7245, 4.00%, 05/01/52	5,797,277	5,412,199

Pool MA4644, 4.00%, 05/01/52	1,143,503	1,070,163

Pool CB4818, 4.00%, 10/01/52	991,772	927,988

Pool CB4800, 4.50%, 10/01/52	5,859,909	5,628,618

Pool FS5676, 5.00%, 12/01/52	6,236,855	6,140,868

Pool FS6931, 5.50%, 01/01/53	2,839,370	2,836,988

Pool FS5113, 5.50%, 07/01/53	612,318	612,381

Pool MA5108, 6.00%, 08/01/53	2,651,872	2,691,916

Pool CB8709, 6.00%, 06/01/54	3,006,537	3,055,378

Pool FS9945, 6.50%, 09/01/54	2,864,876	2,954,512

Pool FS9801, 5.50%, 11/01/54	8,840,742	8,852,767

Pool CB9610, 5.00%, 12/01/54	4,518,758	4,436,290

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$122,553,020

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 2077, 7.00%, 09/20/25	101	101

Pool 780825, 6.50%, 07/15/28	8,264	8,412

Pool 2616, 7.00%, 07/20/28	4,767	4,894

Pool 2701, 6.50%, 01/20/29	10,805	11,123

Pool 426727, 7.00%, 02/15/29	1,491	1,511

Pool 503405, 6.50%, 04/15/29	5,124	5,286

Pool 781231, 7.00%, 12/15/30	5,962	6,133

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$37,460

TOTAL MORTGAGE-BACKED SECURITIES (COST $202,157,675)		$185,842,475

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

6	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 41.5%

U.S. TREASURY BONDS – 11.2%

6.38%, 08/15/27	$450,000	$476,541

5.25%, 02/15/29#	12,500,000	13,221,307

6.25%, 05/15/30	500,000	556,323

5.38%, 02/15/31	600,000	646,550

2.00%, 11/15/41	985,000	683,072

2.38%, 02/15/42	2,000,000	1,466,599

3.00%, 05/15/42	500,000	402,800

3.63%, 08/15/43	881,000	765,255

3.75%, 11/15/43	365,000	322,126

3.63%, 02/15/44	2,106,000	1,821,681

3.13%, 08/15/44	6,637,000	5,283,300

3.00%, 11/15/44	2,000,000	1,554,806

4.63%, 11/15/44	6,500,000	6,438,925

2.50%, 02/15/45	2,135,000	1,517,707

4.75%, 02/15/45	3,575,000	3,600,358

3.00%, 05/15/45	2,000,000	1,547,936

2.88%, 08/15/45	300,000	226,623

3.00%, 11/15/45	765,000	588,830

2.50%, 02/15/46	280,000	196,157

3.00%, 02/15/47	1,098,000	832,976

3.00%, 05/15/47	1,695,000	1,284,228

2.75%, 11/15/47	2,235,000	1,606,820

1.25%, 05/15/50	3,300,000	1,605,570

1.38%, 08/15/50	3,000,000	1,496,184

1.63%, 11/15/50	2,500,000	1,332,499

2.00%, 08/15/51	13,255,000	7,733,662

3.63%, 05/15/53	3,035,000	2,513,351

4.13%, 08/15/53	3,000,000	2,720,557

4.63%, 05/15/54	3,000,000	2,958,397

4.50%, 11/15/54	7,500,000	7,259,171

4.63%, 02/15/55	1,000,000	989,260

TOTAL U.S. TREASURY BONDS		$73,649,571

U.S. TREASURY NOTES – 30.3%

4.50%, 07/15/26	700,000	705,647

2.00%, 11/15/26	4,180,000	4,073,997

2.25%, 02/15/27	5,030,000	4,909,015

1.13%, 02/28/27	250,000	239,036

2.75%, 04/30/27	5,000,000	4,918,051

3.75%, 04/30/27	3,000,000	3,009,076

0.50%, 06/30/27	450,000	421,129

3.13%, 08/31/27	15,000,000	14,842,278

2.25%, 11/15/27	300,000	290,321

4.00%, 12/15/27	500,000	505,414

2.75%, 02/15/28	6,750,000	6,600,321

4.00%, 02/29/28	10,000,000	10,108,375

3.88%, 03/15/28	5,000,000	5,042,087

1.25%, 06/30/28	500,000	465,119

2.88%, 08/15/28	5,000,000	4,886,792

4.38%, 08/31/28	5,500,000	5,629,883

1.38%, 10/31/28	8,000,000	7,412,652

4.88%, 10/31/28	3,000,000	3,121,735

3.13%, 11/15/28	350,000	344,158

2.38%, 05/15/29	6,900,000	6,569,038

4.25%, 06/30/29	7,000,000	7,153,736

Description	Par Value	Value

1.63%, 08/15/29	$5,000,000	$4,603,548

3.13%, 08/31/29	4,000,000	3,911,290

3.50%, 04/30/30	10,000,000	9,894,317

0.63%, 05/15/30	550,000	471,866

4.13%, 08/31/30	5,000,000	5,086,273

1.13%, 02/15/31	4,000,000	3,450,882

1.63%, 05/15/31	5,000,000	4,403,747

4.63%, 05/31/31	10,000,000	10,411,923

1.38%, 11/15/31	1,880,000	1,606,545

1.88%, 02/15/32	6,000,000	5,267,464

4.13%, 03/31/32	8,145,000	8,242,953

2.75%, 08/15/32	7,000,000	6,464,292

4.13%, 11/15/32	4,000,000	4,039,400

3.38%, 05/15/33	7,000,000	6,685,613

3.88%, 08/15/33	5,000,000	4,936,999

3.88%, 08/15/34	5,000,000	4,898,815

4.25%, 11/15/34	12,000,000	12,092,817

4.63%, 02/15/35	11,000,000	11,411,678

TOTAL U.S. TREASURY NOTES		$199,128,282

TOTAL U.S. TREASURY OBLIGATIONS (COST $288,112,213)		$272,777,853

	Number of Shares

MONEY MARKET FUND – 1.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%^	8,624,252	8,624,252

TOTAL MONEY MARKET FUND (COST $8,624,252)		$8,624,252

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.0%

REPURCHASE AGREEMENTS – 3.0%

Bank of America Securities, Inc., 4.38%,dated 4/30/25, due 5/01/25, repurchase price $1,187,527, collateralized by U.S. Government Agency Securities, 2.00% to 6.00%, maturing 5/01/36 to 4/01/55; total market value of $1,211,131.	$1,187,383	1,187,383

Bank of Montreal, 4.37%, dated 4/30/25,due 5/01/25, repurchase price $3,680,086, collateralized by U.S. Government Agency Securities, 2.04% to 7.16%, maturing 6/01/25 to 12/01/52; total market value of $3,753,232.	3,679,639	3,679,639

Barclays Capital, Inc., 4.37%, dated 4/30/25, due 5/01/25, repurchase price $3,680,086, collateralized by a U.S. Treasury Security, 4.00%, maturing 2/15/34; total market value of $3,753,232.	3,679,639	3,679,639

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Daiwa Capital Markets America, Inc., 4. 37%, dated 4/30/25, due 5/01/25, repurchase price $3,680,086, collateralized by U.S. Government Agency & Treasury Securities, 1.50% to 7.50%, maturing 4/30/27 to 5/01/55; total market value of $3,753,232.	$3,679,639	$3,679,639

HSBC Securities USA, Inc., 4.38%, dated 4/30/25, due 5/01/25, repurchase price $2,127,152, collateralized by U.S. Government Agency Securities, 1.17% to 6.50%, maturing 5/01/28 to 4/01/55; total market value of $2,169,431.	2,126,893	2,126,893

Mizuho Securities USA, 4.36%, dated 4/30/25, due 5/01/25, repurchase price $3,680,085, collateralized by U.S. Treasury Securities, 0.75% to 3. 50%, maturing 11/15/25 to 2/15/33; total market value of $3,753,232.	3,679,639	3,679,639

RBC Dominion Securities, Inc., 4.36%, dated 4/30/25, due 5/01/25, repurchase price $567,675, collateralized by U.S. Treasury Securities, 0.00% to 4.25%, maturing 4/15/26 to 8/15/46; total market value of $578,958.	567,606	567,606

Description	Par Value	Value

RBC Dominion Securities, Inc., 4.37%, dated 4/30/25, due 5/01/25, repurchase price $1,289,662, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 1/01/34 to 9/15/59; total market value of $1,315,295.	$1,289,505	$1,289,505

TOTAL REPURCHASE AGREEMENTS (COST $19,889,943)		$19,889,943

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $19,889,943)		$19,889,943

TOTAL INVESTMENTS – 103.3% (COST $718,629,111)		$678,831,168

COLLATERAL FOR SECURITIES ON LOAN – (3.0%)		(19,889,943)

OTHER ASSETS LESS LIABILITIES – (0.3)%		(1,960,842)

TOTAL NET ASSETS – 100.0%		$656,980,383

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$4,762	$—	$4,762

Collateralized Mortgage Obligations	—	35,932	—	35,932

Corporate Bonds	—	183,505,821	—	183,505,821

Government Agencies	—	8,150,130	—	8,150,130

Mortgage-Backed Securities	—	185,842,475	—	185,842,475

U.S. Treasury Obligations	—	272,777,853	—	272,777,853

Money Market Fund	8,624,252	—	—	8,624,252

Repurchase Agreements	—	19,889,943	—	19,889,943

Total	$8,624,252	$670,206,916	$—	$678,831,168

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2025, these liquid restricted securities amounted to $4,385,387, representing 0.67% of total net assets.

^	7-Day net yield.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

8	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR	Secured Overnight Financing Rate

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

9

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

April 30, 2025

Description	Number of Shares	Value

EXCHANGE-TRADED FUNDS – 0.4%

VanEck High Yield Muni ETF	29,000	$1,461,600

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,498,053)		$1,461,600

	Par Value

MUNICIPAL BONDS – 98.3%

ALABAMA – 2.0%

GENERAL – 2.0%

Black Belt Energy Gas District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series B), 5.00%, 10/01/55	$2,000,000	2,081,119

Southeast Alabama Gas Supply District (The), AL, Current Refunding Revenue Bonds, (Series A), 5.00%, 08/01/54	3,000,000	3,135,906

Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 5.00%, 10/01/55	1,500,000	1,573,847

TOTAL ALABAMA		$6,790,872

ALASKA – 0.5%

HIGHER EDUCATION – 0.5%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	1,816,748

TOTAL ALASKA		$1,816,748

ARIZONA – 3.4%

DEVELOPMENT – 0.6%

Chandler Industrial Development Authority, AZ, Revenue Bonds, (Intel Corp. Project), 4.10%, 12/01/37	2,000,000	1,999,829

Industrial Development Authority of the City of Phoenix Arizona, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	30,000	30,220

TOTAL DEVELOPMENT		$2,030,049

EDUCATION – 1.1%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A)

5.00%, 11/01/26	1,000,000	1,024,037

5.00%, 11/01/30	1,000,000	1,043,355

5.00%, 11/01/32	865,000	898,227

La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions – Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	800,000	809,018

TOTAL EDUCATION		$3,774,637

Description	Par Value	Value

MEDICAL – 0.7%

Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)

5.00%, 09/01/34	$1,000,000	$1,066,272

5.00%, 09/01/35	725,000	769,617

5.00%, 09/01/36	500,000	527,895

TOTAL MEDICAL		$2,363,784

UTILITIES – 1.0%

Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	3,000,000	3,353,579

TOTAL ARIZONA		$11,522,049

CALIFORNIA – 0.4%

AIRPORT – 0.4%

City of Los Angeles Department of Airports, CA, Revenue Bonds, (Series A)

4.00%, 05/15/36	800,000	784,596

4.00%, 05/15/37	500,000	485,518

TOTAL CALIFORNIA		$1,270,114

COLORADO – 4.5%

AIRPORT – 0.8%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,575,439

HIGHER EDUCATION – 0.7%

Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,180,612

MEDICAL – 2.2%

Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, (CommonSpirit Health), (Series A), 5.00%, 08/01/32	2,270,000	2,374,878

Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, 5.00%, 05/15/62	3,000,000	3,142,140

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49	2,000,000	2,016,070

TOTAL MEDICAL		$7,533,088

MULTIFAMILY HOUSING – 0.3%

Colorado Housing and Finance Authority, CO, Revenue Bonds, (Wintergreen Ridge Apartments Project), 4.00%, 05/01/41	1,000,000	1,000,000

WATER – 0.5%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	1,795,635

TOTAL COLORADO		$15,084,774

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

10	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

CONNECTICUT – 2.7%

GENERAL OBLIGATIONS – 0.8%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	$2,900,000	$2,637,866

HIGHER EDUCATION – 0.4%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,423,703

MEDICAL – 1.5%

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), 5.00%, 07/01/34	3,000,000	3,171,652

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)

4.00%, 07/01/28	785,000	792,701

4.00%, 07/01/29	500,000	504,724

4.00%, 07/01/30	600,000	604,427

TOTAL MEDICAL		$5,073,504

TOTAL CONNECTICUT		$9,135,073

DISTRICT OF COLUMBIA – 1.1%

GENERAL – 0.6%

Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)

5.00%, 10/01/30	610,000	672,593

5.00%, 10/01/31	875,000	937,195

5.00%, 10/01/32	500,000	533,775

TOTAL GENERAL		$2,143,563

TRANSPORTATION – 0.5%

Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,550,059

TOTAL DISTRICT OF COLUMBIA		$3,693,622

FLORIDA – 5.7%

AIRPORT – 1.9%

Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,021,182

Hillsborough County Aviation Authority, FL, Revenue Bonds, (Series B), 5.00%, 10/01/33	2,000,000	2,157,263

Lee FL Airport Revenue County, FL, Revenue Bonds

5.00%, 10/01/34	1,000,000	1,057,549

5.00%, 10/01/35	2,000,000	2,101,017

TOTAL AIRPORT		$6,337,011

GENERAL OBLIGATIONS – 0.6%

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	1,999,810

Description	Par Value	Value

HIGHER EDUCATION – 1.4%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)

5.00%, 04/01/28	$750,000	$783,028

5.00%, 04/01/30	750,000	777,938

5.00%, 04/01/31	750,000	777,042

5.00%, 04/01/33	750,000	772,765

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,631,669

TOTAL HIGHER EDUCATION		$4,742,442

HOUSING – 0.2%

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A), 5.00%, 02/01/26	500,000	504,794

MEDICAL – 0.6%

Lakeland, FL, Refunding Revenue Bonds, (Lakeland Regional Health Systems), (Series S), 5.00%, 11/15/42	2,000,000	2,064,000

TRANSPORTATION – 1.0%

Florida Development Finance Corp., FL, Refunding Revenue Bonds, (Brightline Florida Passenger Rail Project), 5.00%, 07/01/37	3,500,000	3,458,004

TOTAL FLORIDA		$19,106,061

GEORGIA – 6.3%

GENERAL – 3.5%

Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	4,359,000	4,434,462

Main Street Natural Gas, Inc., GA, Revenue Bonds, (Series B), 5.00%, 07/01/53	1,000,000	1,042,719

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A)

4.00%, 07/01/52	3,000,000	2,998,713

5.00%, 06/01/53	3,000,000	3,104,909

TOTAL GENERAL		$11,580,803

MEDICAL – 1.2%

Gainesville & Hall County Hospital Authority, GA, Revenue Bonds, (Northeast Georgia Health System, Inc. Project), 5.00%, 10/15/34	3,805,000	4,182,263

POWER – 1.0%

Municipal Electric Authority of Georgia, GA, Project One Subordinated Current Refunding Revenue Bonds, (Series B), 5.00%, 01/01/31	2,000,000	2,158,984

Municipal Electric Authority of Georgia, GA, Project One Subordinated Revenue Bonds, (Series B), (BAM), 5.25%, 01/01/44	1,250,000	1,336,088

TOTAL POWER		$3,495,072

TRANSPORTATION – 0.6%

Georgia Ports Authority, GA, Revenue Bonds

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	11

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

4.00%, 07/01/37	$1,000,000	$1,000,876

4.00%, 07/01/39	1,000,000	988,031

TOTAL TRANSPORTATION		$1,988,907

TOTAL GEORGIA		$21,247,045

IDAHO – 0.9%

HIGHER EDUCATION – 0.9%

Idaho Housing & Finance Association, ID, Current Refunding Revenue Bonds, (The College of IDAHO Project) , 5.00%, 11/01/33	3,000,000	3,009,163

TOTAL IDAHO		$3,009,163

ILLINOIS – 6.3%

AIRPORT – 0.9%

Chicago O’Hare International Airport, IL, Revenue Bonds, (Senior Lien), (Series D), 5.00%, 01/01/34	3,000,000	3,036,495

GENERAL – 1.4%

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,609,454

State of Illinois, IL, (Series C), 5.00%, 06/15/41	3,000,000	3,133,063

TOTAL GENERAL		$4,742,517

GENERAL OBLIGATIONS – 3.5%

Chicago, IL, GO Unlimited, (Series A), 5.00%, 01/01/44	2,000,000	1,964,858

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/32	3,000,000	3,121,795

State of Illinois, IL, GO Unlimited, Refunding Bonds, 5.00%, 02/01/39	450,000	471,408

State of Illinois, IL, GO Unlimited, Current Refunding, (Series A)

5.00%, 10/01/29	2,000,000	2,083,123
5.00%, 10/01/33	1,000,000	1,030,097

State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/28	3,000,000	3,097,366

TOTAL GENERAL OBLIGATIONS		$11,768,647

TRANSPORTATION – 0.5%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,510,808

TOTAL ILLINOIS		$21,058,467

INDIANA – 2.6%

DEVELOPMENT – 2.0%

Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44	6,500,000	6,559,204

GENERAL – 0.6%

Westfield-Washington Multi-School Building Corp., IN, Revenue Bonds, (Series A), (BAM ST INTERCEPT) 5.00%, 01/15/31	1,000,000	1,083,700

Description	Par Value	Value

5.00%, 07/15/31	$1,000,000	$1,089,169

TOTAL GENERAL		$2,172,869

TOTAL INDIANA		$8,732,073

IOWA – 0.9%

EDUCATION – 0.9%

Waterloo Community School District Infrastructure Sales Services & Use Tax, IA, Revenue Bonds, (AGM), 4.00%, 07/01/29	3,000,000	3,046,872

TOTAL IOWA		$3,046,872

KENTUCKY – 2.4%

GENERAL – 2.4%

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A)

4.00%, 08/01/52	3,000,000	2,986,165
5.00%, 05/01/55	1,000,000	1,038,968

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	4,000,000	3,993,616

TOTAL KENTUCKY		$8,018,749

LOUISIANA – 1.6%

DEVELOPMENT – 0.9%

Parish of St John the Baptist, LA, Current Refunding Revenue Bonds, (Marathon Oil Corporation Project), 3.30%, 06/01/37	3,000,000	2,951,431

TRANSPORTATION – 0.7%

State of Louisiana Gasoline & Fuels Tax Revenue, LA, Refunding Revenue Bonds, (Second Lien), (Series A), 4.00%, 05/01/40	2,500,000	2,433,816

TOTAL LOUISIANA		$5,385,247

MARYLAND – 0.8%

AIRPORT – 0.8%

Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)
5.00%, 08/01/28	730,000	758,987
5.00%, 08/01/29	500,000	525,412
5.00%, 08/01/30	515,000	544,575
5.00%, 08/01/31	650,000	692,029

TOTAL MARYLAND		$2,521,003

MASSACHUSETTS – 1.1%

MEDICAL – 0.3%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,009,523

STUDENT LOAN – 0.8%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Series B)

5.00%, 07/01/33	1,800,000	1,882,497
4.25%, 07/01/44	1,000,000	968,806

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

12	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TOTAL STUDENT LOAN		$2,851,303

TOTAL MASSACHUSETTS		$3,860,826

MICHIGAN – 1.6%

AIRPORT – 0.1%

Gerald R Ford International Airport Authority, MI, Revenue Bonds, (CNTY GTD), 5.00%, 01/01/41	$500,000	$518,459

SCHOOL DISTRICT – 1.0%

Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax

4.00%, 05/01/33	1,330,000	1,341,416

4.00%, 05/01/34	1,000,000	1,004,869

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,002,624

TOTAL SCHOOL DISTRICT		$3,348,909

WATER – 0.5%

Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC), 5.50%, 07/01/29	125,000	128,325

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	1,450,000	1,452,341

TOTAL WATER		$1,580,666

TOTAL MICHIGAN		$5,448,034

MINNESOTA – 1.5%

GENERAL OBLIGATIONS – 0.6%

State of Minnesota, MN, GO Unlimited, AD Valorem Property Tax, (Series A), 4.00%, 09/01/38	2,000,000	2,004,580

MEDICAL – 0.9%

Rochester, MN, Current Refunding Revenue Bonds, (Mayo Clinic), 4.00%, 11/15/39	3,000,000	2,958,801

TOTAL MINNESOTA		$4,963,381

NEVADA – 1.9%

GENERAL OBLIGATIONS – 0.9%

Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	3,000,000	3,019,267

SCHOOL DISTRICT – 1.0%

Clark County School District, NV, GO Limited, AD Valorem Property Tax, (Series A), 5.00%, 06/15/39	3,000,000	3,225,391

TOTAL NEVADA		$6,244,658

NEW JERSEY – 2.7%

GENERAL – 2.1%

Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	2,470,000	2,588,734

Description	Par Value	Value

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/34	$1,720,000	$1,778,218

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	526,666

New Jersey Transportation Trust Fund Authority, NJ, Refunding Revenue Bonds, (Series A), 5.00%, 06/15/33	2,000,000	2,192,238

TOTAL GENERAL		$7,085,856

HIGHER EDUCATION – 0.3%

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,030,122

STUDENT LOAN – 0.3%

New Jersey Higher Education Student Assistance Authority, NJ, Current Refunding Revenue Bonds, (Series B), 4.00%, 12/01/44	1,000,000	920,423

TOTAL NEW JERSEY		$9,036,401

NEW YORK – 6.5%

AIRPORT – 2.5%

New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/31	3,000,000	3,158,700

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)

4.00%, 03/15/30	1,000,000	1,002,561

5.00%, 09/15/31	2,500,000	2,551,126

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (222nd Series ), (BAM-TCRS), 4.00%, 07/15/39	1,840,000	1,790,939

TOTAL AIRPORT		$8,503,326

GENERAL – 1.9%

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	2,500,000	2,457,639

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Income Tax Revenue, 4.00%, 02/15/34	2,000,000	1,994,355

New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	1,949,225

TOTAL GENERAL		$6,401,219

GENERAL OBLIGATIONS – 1.0%

New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A)

5.00%, 09/01/36	1,600,000	1,732,832
4.00%, 08/01/37	1,500,000	1,474,082

TOTAL GENERAL OBLIGATIONS		$3,206,914

HIGHER EDUCATION – 1.1%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (The New School), (Series A), 5.00%, 07/01/33	2,500,000	2,736,931

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	13

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	$990,000	$1,026,512

TOTAL HIGHER EDUCATION		$3,763,443

TOTAL NEW YORK		$21,874,902

NORTH CAROLINA – 1.7%

POWER – 1.3%

North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,540,974

TRANSPORTATION – 0.4%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	1,250,000	1,315,701

TOTAL NORTH CAROLINA		$5,856,675

OHIO – 4.6%

GENERAL – 1.1%

Cleveland-Cuyahoga County Port Authority, OH, Revenue Bonds, Public Improvements, (Administrative Headquarters Project), 5.00%, 07/01/37	3,500,000	3,824,875

GENERAL OBLIGATIONS – 0.3%

State of Ohio, OH, GO Unlimited, Public Improvements, (Series A), 5.00%, 03/01/35	1,000,000	1,104,850

HIGHER EDUCATION – 0.9%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,055,039

Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	1,873,187

TOTAL HIGHER EDUCATION		$2,928,226

MEDICAL – 1.3%

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,152,452

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,249,692

TOTAL MEDICAL		$4,402,144

POWER – 1.0%

American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	3,000,000	3,185,368

TOTAL OHIO		$15,445,463

OKLAHOMA – 1.5%

GENERAL – 1.3%

Canadian County Educational Facilities Authority, OK, Revenue Bonds, (Mustang Public Schools Project), (Series A), 5.25%, 09/01/34	3,000,000	3,292,056

Description	Par Value	Value

Oklahoma County Finance Authority, OK, Revenue Bonds, (Midwest City-Del City Public Schools Project), (BAM), 5.00%, 10/01/40	$1,000,000	$1,078,578

TOTAL GENERAL		$4,370,634

POWER – 0.2%

Grand River Dam Authority, OK, Refunding Revenue Bonds, (Series A), 5.00%, 06/01/41	600,000	634,967

TOTAL OKLAHOMA		$5,005,601

OREGON – 0.3%

GENERAL – 0.3%

Oregon State Lottery, OR, Revenue Bonds, (Series A), (MORAL OBLG), 5.00%, 04/01/39	1,000,000	1,082,054

TOTAL OREGON		$1,082,054

PENNSYLVANIA – 7.2%

AIRPORT – 1.4%

Allegheny County Airport Authority, PA, Revenue Bonds, (Series A)

5.00%, 01/01/28	1,500,000	1,547,305

4.00%, 01/01/38	1,500,000	1,422,322

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,529,808

TOTAL AIRPORT		$4,499,435

GENERAL – 0.9%

Delaware Valley Regional Finance Authority, PA, Refunding Revenue Bonds, (Series A), 4.00%, 03/01/35	3,000,000	3,069,993

HIGHER EDUCATION – 1.8%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,028,990

Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program), 5.00%, 05/01/35	1,130,000	1,147,297

Montgomery County Industrial Development Authority, PA, Revenue Bonds, (AICUP Financing Program – Gwynedd Mercy University Project), 5.25%, 05/01/38	1,000,000	1,016,743

Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A)

5.00%, 11/01/25	700,000	701,726

5.00%, 11/01/26	350,000	354,722

5.00%, 11/01/27	600,000	612,846

5.00%, 11/01/28	1,100,000	1,130,220

TOTAL HIGHER EDUCATION		$5,992,544

MEDICAL – 0.8%

Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 07/01/35	2,500,000	2,643,970

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

14	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

STUDENT LOAN – 0.1%

Pennsylvania Higher Education Assistance Agency, PA, Revenue Bonds, 4.13%, 06/01/45	$485,000	$459,209

TOBACCO SETTLEMENT – 0.3%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,023,643

TRANSPORTATION – 1.1%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,062,474

Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B)
5.00%, 12/01/35	500,000	548,497
5.00%, 12/01/36	500,000	544,584
5.00%, 12/01/37	500,000	542,016

TOTAL TRANSPORTATION		$3,697,571

WATER – 0.8%

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (First Lien), (Series B), (AGM)
5.00%, 09/01/38	1,250,000	1,351,154
5.00%, 09/01/39	1,000,000	1,073,328

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	381,038

TOTAL WATER		$2,805,520

TOTAL PENNSYLVANIA		$24,191,885

SOUTH CAROLINA – 2.2%

MEDICAL – 0.6%

South Carolina Jobs-Economic Development Authority, SC, Revenue Bonds, (Novant Health Obligated Group), 5.00%, 11/01/34	1,750,000	1,927,229

POWER – 0.8%

Piedmont Municipal Power Agency, SC, Current Refunding Revenue Bonds, (Series D), 4.00%, 01/01/34	2,830,000	2,825,211

UTILITIES – 0.8%

South Carolina Public Service Authority, SC, Current Refunding Revenue Bonds, (Series B), 5.00%, 12/01/31	1,000,000	1,090,244

South Carolina Public Service Authority, SC, Revenue Bonds, (Series A), 5.00%, 12/01/34	1,335,000	1,460,889

TOTAL UTILITIES		$2,551,133

TOTAL SOUTH CAROLINA		$7,303,573

TENNESSEE – 1.8%

AIRPORT – 0.3%

Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,157,575

Description	Par Value	Value

GENERAL OBLIGATIONS – 0.5%

Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (Series A), 4.00%, 01/01/37	$1,515,000	$1,508,418

MEDICAL – 1.0%

Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, TN, Revenue Bonds, (Vanderbilt University Medical Center), 5.00%, 07/01/31	3,000,000	3,214,289

TOTAL TENNESSEE		$5,880,282

TEXAS – 11.8%

AIRPORT – 0.6%

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,002,532

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series B), 5.00%, 11/01/38	1,000,000	1,078,184

TOTAL AIRPORT		$2,080,716

EDUCATION – 0.6%

Arlington Higher Education Finance Corp., TX, Revenue Bonds, (Trinity Basin Preparatory, Inc.), (PSF-GTD)
5.00%, 08/15/39	500,000	534,820
5.00%, 08/15/40	500,000	531,335

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools), 5.00%, 08/15/29	1,000,000	1,052,753

TOTAL EDUCATION		$2,118,908

GENERAL – 0.6%

Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax
4.00%, 08/15/31	1,000,000	1,000,165
4.00%, 08/15/32	1,000,000	996,456

TOTAL GENERAL		$1,996,621

GENERAL OBLIGATIONS – 4.2%

Dallas, TX, GO Limited, AD Valorem Property Tax, (Series A)

5.00%, 02/15/40	1,250,000	1,319,932

5.00%, 02/15/41	1,000,000	1,047,866

Kaufman County Municipal Utility District No 3, TX, GO Unlimited, AD Valorem Property Tax, (Series A), (BAM)
4.00%, 03/01/38	1,020,000	994,297
4.00%, 03/01/39	1,065,000	1,028,136
4.00%, 03/01/40	1,110,000	1,061,097

Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax
4.00%, 04/01/26	100,000	100,484
4.00%, 04/01/27	100,000	100,995
4.00%, 04/01/28	535,000	541,747
4.00%, 04/01/29	100,000	101,329
4.00%, 04/01/30	100,000	101,413
4.00%, 04/01/31	350,000	357,140

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	15

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

4.00%, 04/01/32	$100,000	$101,502
4.00%, 04/01/33	495,000	499,249
4.00%, 04/01/34	100,000	100,490
4.00%, 04/01/35	100,000	100,303
4.00%, 04/01/36	380,000	378,134

State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,194,958

State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	3,891,982

TOTAL GENERAL OBLIGATIONS		$14,021,054

MEDICAL – 0.5%

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,524,897

SCHOOL DISTRICT – 1.8%

Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	1,000,000	1,004,152

Prosper Independent School District, TX, GO Unlimited, (PSF-GTD), 4.00%, 02/15/48	4,000,000	3,678,980

Royal Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/48	1,475,000	1,354,264

TOTAL SCHOOL DISTRICT		$6,037,396

STUDENT LOAN – 0.5%

Brazos Higher Education Authority, Inc., TX, Revenue Bonds, (Series 1A), 5.13%, 04/01/43	1,735,000	1,785,667

TRANSPORTATION – 3.0%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,521,821

Central Texas Turnpike System, TX, Current Refunding Revenue Bonds, (Series C)

5.00%, 08/15/35	1,700,000	1,857,161

5.00%, 08/15/38	3,000,000	3,222,269

Texas Private Activity Bond Surface Transportation Corp., TX, Current Refunding Revenue Bonds, (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	3,500,000	3,364,454

TOTAL TRANSPORTATION		$9,965,705

TOTAL TEXAS		$39,530,964

UTAH – 4.1%

AIRPORT – 1.7%

Salt Lake City, UT, Revenue Bonds, (Series A)

5.00%, 07/01/32	3,000,000	3,077,296
5.00%, 07/01/33	2,500,000	2,558,810

TOTAL AIRPORT		$5,636,106

MEDICAL – 2.4%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM 5.40%, 02/15/28	2,850,000	2,891,017

Description	Par Value	Value

5.13%, 02/15/33	$5,145,000	$5,204,349

TOTAL MEDICAL		$8,095,366

TOTAL UTAH		$13,731,472

WASHINGTON – 4.3%

GENERAL – 1.2%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	3,990,000	4,002,596

MEDICAL – 0.5%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,776,178

POWER – 1.0%

Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, 5.00%, 07/01/33	3,000,000	3,306,830

SCHOOL DISTRICT – 0.9%

Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,044,852

TRANSPORTATION – 0.7%

Port of Seattle, WA, Revenue Bonds, 5.00%, 04/01/29	2,090,000	2,185,651

TOTAL WASHINGTON		$14,316,107

WISCONSIN – 1.4%

GENERAL OBLIGATIONS – 0.6%

State of Wisconsin, WI, GO Unlimited, AD Valorem Property Tax, (Series 2), 5.00%, 05/01/35	1,860,000	2,072,371

MEDICAL – 0.3%

Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)

4.00%, 01/01/32	500,000	502,015
4.00%, 01/01/33	500,000	499,332

TOTAL MEDICAL		$1,001,347

POWER – 0.5%

Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,728,447

TOTAL WISCONSIN		$4,802,165

TOTAL MUNICIPAL BONDS (Cost $343,649,383)		$330,012,375

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

16	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

Description	Number of Shares	Value

MONEY MARKET FUND – 0.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%^	2,857,299	$2,857,299

TOTAL MONEY MARKET FUND (Cost $ 2,857,299)		$2,857,299

TOTAL INVESTMENTS – 99.5%
(Cost $ 348,004,735)		$334,331,274

OTHER ASSETS LESS LIABILITIES – 0.5%		1,590,393

TOTAL NET ASSETS – 100.0%		$335,921,667

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Exchange-Traded Funds	$1,461,600	$—	$—	$1,461,600

Municipal Bonds	—	330,012,375	—	330,012,375

Money Market Fund	2,857,299	—	—	2,857,299

Total	$4,318,899	$330,012,375	$—	$334,331,274

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AICUP	Association of Independent Colleges and Universities of Pennsylvania

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CNTY GTD	County Guarantee Program

CR	Custodial Receipts

ETF	Exchange-Traded Fund

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

MORAL OBLG	Moral Obligation Bond

NATL	National Public Finance Guarantee Corporation

PSF-GTD	Permanent School Fund Guarantee Program

SCH BD GTY	School Bond Guaranty

TCRS	Tax Credit Reporting Service

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

17

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

April 30, 2025

Description	Par Value	Value

MUNICIPAL BONDS – 97.7%

NEW YORK – 97.7%

AIRPORT – 8.1%

New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/30	$1,000,000	$1,047,988

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (Series 231ST), 5.00%, 08/01/31	1,000,000	1,065,233

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (Series 242), 5.00%, 12/01/39	1,000,000	1,036,590

TOTAL AIRPORT		$3,149,811

DEVELOPMENT – 4.5%

Battery Park City Authority, NY, Revenue Bonds, 5.00%, 11/01/41	500,000	535,825

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,223,464

TOTAL DEVELOPMENT		$1,759,289

EDUCATION – 9.9%

Build NYC Resource Corp., NY, Revenue Bonds, (Success Academy Charter School), 5.00%, 09/01/32	850,000	919,593

New York State Dormitory Authority, NY, Revenue Bonds, (AGM St. Aid Withhldg)

5.00%, 10/01/32	1,000,000	1,117,223

5.00%, 10/01/38	545,000	578,414

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,235,032

New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	5,000	5,313

TOTAL EDUCATION		$3,855,575

GENERAL – 23.9%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,200,334

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, 5.00%, 07/01/31	565,000	623,440

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,630,673

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Cash Flow Management, (Series A-1), 5.25%, 08/01/42	800,000	852,308

Description	Par Value	Value

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	$800,000	$808,244

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	655,000	643,902

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,036,169

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	988,286

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Senior Lien), 5.00%, 11/15/39	450,000	481,834

TOTAL GENERAL		$9,265,190

GENERAL OBLIGATIONS – 11.9%

Binghamton, NY, GO, Public Facilities, AD Valorem Property Tax, (BAM), 4.00%, 04/15/32	500,000	513,469

New York, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Series A), 5.00%, 08/01/31	250,000	274,614

New York, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series A-1), 5.00%, 09/01/38	1,000,000	1,072,289

North Hempstead, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 03/15/42	650,000	644,177

Saratoga County, NY, GO, Refunding Notes, AD Valorem Property Tax, 4.00%, 09/01/44	500,000	491,280

Suffolk County, NY, GO, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/15/33	500,000	553,322

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM), 5.00%, 05/01/30	1,000,000	1,075,041

TOTAL GENERAL OBLIGATIONS		$4,624,192

HIGHER EDUCATION – 13.6%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A), 5.00%, 07/01/29	1,195,000	1,211,272

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,068,662

Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	781,396

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,084,677

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

18	PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	$795,000	$820,552

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	300,000	307,894

TOTAL HIGHER EDUCATION		$5,274,453

MEDICAL – 7.1%

Monroe County Industrial Development Corp., NY, Current Refunding Revenue Bonds, (Rochester Regional Health Project), 5.00%, 12/01/34	500,000	521,337

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Memorial Sloan Kettering Cancer Center), (Series C), 4.00%, 07/01/34	500,000	500,349

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,041,442

New York State Dormitory Authority, NY, Revenue Bonds, (Northwell Health Obligated Group), (Series A), 4.00%, 05/01/38	500,000	490,355

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (NYU Langone Hospitals Obligated Group), (Series A), 5.00%, 07/01/34	175,000	194,401

TOTAL MEDICAL		$2,747,884

POWER – 2.7%

Utility Debt Securitization Authority, NY, Refunding Revenue Bonds, (Series TE), 5.00%, 12/15/38	950,000	1,038,002

SCHOOL DISTRICT – 4.0%

Corning City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/37	500,000	507,139

Springville-Griffith Institiute Central School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/33	1,000,000	1,043,491

TOTAL SCHOOL DISTRICT		$1,550,630

TRANSPORTATION – 4.7%

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/29	1,530,000	1,587,663

Description	Par Value	Value

Triborough Bridge & Tunnel Authority, NY, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/15/36	$245,000	$249,744

TOTAL TRANSPORTATION		$1,837,407

UTILITIES – 3.1%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A)

5.00%, 09/01/34	750,000	804,973

4.00%, 09/01/39	400,000	396,637

TOTAL UTILITIES		$1,201,610

WATER – 4.2%

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 5.00%, 06/15/34	750,000	790,830

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	831,586

TOTAL WATER		$1,622,416

TOTAL NEW YORK		$37,926,459

TOTAL MUNICIPAL BONDS (Cost $39,537,757)		$37,926,459

	Number of Shares

MONEY MARKET FUND – 1.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%^	440,555	440,555

TOTAL MONEY MARKET FUND (Cost $440,555)		$440,555

TOTAL INVESTMENTS – 98.8% (Cost $39,978,312)		$38,367,014

OTHER ASSETS LESS LIABILITIES – 1.2%		446,543

TOTAL NET ASSETS – 100.0%		$38,813,557

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$37,926,459	$—	$37,926,459

Money Market Fund	440,555	—	—	440,555

Total	$440,555	$37,926,459	$—	$38,367,014

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	19

Wilmington New York Municipal Bond Fund (concluded)

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

GO	General Obligation

NATL	National Public Finance Guarantee Corporation

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

20	STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2025	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$718,629,111		$348,004,735		$39,978,312

Investments in securities, at value	$678,831,168	(a)	$334,331,274		$38,367,014
Income receivable	5,256,261		4,451,462		525,951
Foreign tax reclaim receivable	667		—		—
Due from advisor	—		—		9,622
Receivable for shares sold	1,354,637		915,911		11,100
Prepaid assets	30,911		26,264		18,679

TOTAL ASSETS	685,473,644		339,724,911		38,932,366

LIABILITIES:
Collateral for securities on loan	19,889,943		—		—
Payable for investments purchased	7,092,927		2,402,386		—
Income distribution payable	1,118,519		542,786		13,918
Payable for shares redeemed	55,135		640,568		2,711
Payable for Trustees’ fees	6,253		6,253		6,253
Payable for administration fees	14,681		7,381		861
Payable for distribution services fees	346		2,613		814
Payable for shareholder services fees	138		—		—
Payable for investment advisory fees	164,300		75,286		—
Other accrued expenses	151,019		125,971		94,252

TOTAL LIABILITIES	28,493,261		3,803,244		118,809

NET ASSETS	$656,980,383		$335,921,667		$38,813,557

NET ASSETS CONSIST OF:

Paid-in capital	$711,078,584		$358,203,544		$41,880,108
Distributable earnings (loss)	(54,098,201)		(22,281,877)		(3,066,551)

TOTAL NET ASSETS	$656,980,383		$335,921,667		$38,813,557

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A

Net Assets	$1,698,497		$12,652,302		$3,926,194

Shares outstanding (unlimited shares authorized)	190,356		1,045,094		405,428

Net Asset Value per share	$8.92		$12.11		$9.68

Offering Price per share*	$9.34	**	$12.68	**	$10.14	**

Class I

Net Assets	$655,281,886		$323,269,365		$34,887,363

Shares outstanding (unlimited shares authorized)	74,721,485		26,695,050		3,600,705

Net Asset Value and Offering Price per share	$8.77		$12.11		$9.69

(a)	Including $19,199,327 of securities on loan (Note 2).
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS	21

Year Ended April 30, 2025	Wilmington Broad Market Bond Fund	Wilmington Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$297,776	$819,599	$851
Interest	24,310,615	8,994,539	1,099,932
Securities lending income, net	38,784	—	—

TOTAL INVESTMENT INCOME	24,647,175	9,814,138	1,100,783

EXPENSES:
Investment advisory fees	2,794,581	1,441,569	174,035
Administration fees	176,986	91,284	10,981
Portfolio accounting and administration fees	167,617	100,450	33,665
Custodian fees	21,837	5,591	684
Transfer and dividend disbursing agent fees and expenses	14,612	14,986	2,376
Trustees’ fees	78,129	78,027	78,028
Professional fees	138,246	137,176	132,021
Distribution services fee—Class A	4,410	35,483	10,666
Shareholder services fee—Class A	4,410	35,483	10,666
Share registration costs	36,645	36,695	13,562
Printing and postage	16,394	11,515	8,749
Miscellaneous	50,772	39,288	22,332

TOTAL EXPENSES	3,504,639	2,027,547	497,765

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(825,442)	(450,943)	(259,856)
Waiver of shareholder services fee—Class A	(4,116)	(35,483)	(10,666)

TOTAL WAIVERS AND REIMBURSEMENTS	(829,558)	(486,426)	(270,522)

Net expenses	2,675,081	1,541,121	227,243

Net investment income	21,972,094	8,273,017	873,540

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(7,560,780)	(967,191)	(347,803)
Net change in unrealized appreciation (depreciation) on investments	31,016,312	(482,722)	137,662

Net realized and unrealized gain (loss)	23,455,532	(1,449,913)	(210,141)

Change in net assets resulting from operations	$45,427,626	$6,823,104	$663,399

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

22	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund

	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$21,972,094	$17,579,282	$8,273,017	$7,783,615
Net realized gain (loss)	(7,560,780)	(2,523,943)	(967,191)	(2,310,318)
Net change in unrealized appreciation (depreciation)	31,016,312	(21,110,292)	(482,722)	(505,555)

Change in net assets resulting from operations	45,427,626	(6,054,953)	6,823,104	4,967,742

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(57,461)	(54,551)	(329,859)	(333,396)
Class I	(22,011,383)	(17,796,340)	(7,942,874)	(7,450,225)

Total distributions to shareholders	(22,068,844)	(17,850,891)	(8,272,733)	(7,783,621)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	26,639	13,466	478,044	120,565
Class I	134,629,175	130,977,839	73,122,608	81,437,324
Distributions reinvested
Class A	55,460	51,931	280,898	281,011
Class I	9,473,351	8,094,941	1,654,256	1,489,172
Cost of shares redeemed
Class A	(254,640)	(202,286)	(2,858,486)	(2,202,749)
Class I	(91,624,611)	(85,819,233)	(50,431,576)	(102,733,901)

Change in net assets resulting from share transactions	52,305,374	53,116,658	22,245,744	(21,608,578)

Change in net assets	75,664,156	29,210,814	20,796,115	(24,424,457)

NET ASSETS:
Beginning of year	581,316,227	552,105,413	315,125,552	339,550,009

End of year	$656,980,383	$581,316,227	$335,921,667	$315,125,552

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	3,023	1,532	39,046	9,808
Class I	15,484,400	15,306,672	5,982,188	6,706,119
Distributions reinvested
Class A	6,237	5,957	22,898	23,177
Class I	1,084,737	944,555	134,845	122,751
Shares redeemed
Class A	(28,449)	(23,135)	(233,246)	(183,516)
Class I	(10,548,497)	(9,984,221)	(4,113,572)	(8,477,952)

Net change resulting from share transactions	6,001,451	6,251,360	1,832,159	(1,799,613)

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	23

	Wilmington New York Municipal Bond Fund

	Year Ended April 30, 2025	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$873,540	$865,171
Net realized gain (loss)	(347,803)	(817,609)
Net change in unrealized appreciation (depreciation)	137,662	365,622

Change in net assets resulting from operations	663,399	413,184

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(86,845)	(89,825)
Class I	(786,714)	(775,417)

Total distributions to shareholders	(873,559)	(865,242)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	14,986	3,482
Class I	4,288,436	2,743,903
Distributions reinvested
Class A	79,933	81,846
Class I	629,310	603,091
Cost of shares redeemed
Class A	(739,686)	(664,946)
Class I	(4,403,650)	(8,792,523)

Change in net assets resulting from share transactions	(130,671)	(6,025,147)

Change in net assets	(340,831)	(6,477,205)

NET ASSETS:
Beginning of year	39,154,388	45,631,593

End of year	$38,813,557	$39,154,388

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	1,533	357
Class I	440,094	280,573
Distributions reinvested
Class A	8,149	8,418
Class I	64,104	61,992
Shares redeemed
Class A	(75,285)	(67,975)
Class I	(448,825)	(906,631)

Net change resulting from share transactions	(10,230)	(623,266)

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

24	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Year	$ 8.58	$ 8.96	$ 9.23	$10.25	$10.39
Income (Loss) From Operations:
Net Investment Income(a)	0.29	0.25	0.19	0.15	0.15
Net Realized and Unrealized Gain (Loss)	0.34	(0.38)	(0.26)	(0.99)	(0.10)

Total Income (Loss) From Operations	0.63	(0.13)	(0.07)	(0.84)	0.05

Less Distributions From:
Net Investment Income	(0.29)	(0.25)	(0.20)	(0.18)	(0.18)
Net Realized Gains	—	—	—	—	(0.01)

Total Distributions	(0.29)	(0.25)	(0.20)	(0.18)	(0.19)

Net Asset Value, End of Year	$ 8.92	$ 8.58	$ 8.96	$ 9.23	$10.25

Total Return(b)	7.40%	(1.46)%	(0.71)%	(8.37)%	0.51%
Net Assets, End of Year (000’s)	$1,698	$1,798	$2,018	$2,691	$2,234
Ratios to Average Net Assets
Gross Expense(c)	1.06%	1.06%	1.07%	1.06%	1.06%
Net Expense(c),(d)	0.70%	0.77%	0.77%	0.77%	0.81%
Net Investment Income	3.26%	2.81%	2.16%	1.45%	1.46%
Portfolio Turnover Rate	29%	18%	24%	26%	34%

CLASS I	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Year	$ 8.44	$ 8.81	$ 9.08	$ 10.08	$ 10.22
Income (Loss) From Operations:
Net Investment Income(a)	0.31	0.27	0.22	0.18	0.18
Net Realized and Unrealized Gain (Loss)	0.33	(0.37)	(0.26)	(0.97)	(0.09)

Total Income (Loss) From Operations	0.64	(0.10)	(0.04)	(0.79)	0.09

Less Distributions From:
Net Investment Income	(0.31)	(0.27)	(0.23)	(0.21)	(0.22)
Net Realized Gains	—	—	—	—	(0.01)

Total Distributions	(0.31)	(0.27)	(0.23)	(0.21)	(0.23)

Net Asset Value, End of Year	$ 8.77	$ 8.44	$ 8.81	$ 9.08	$ 10.08

Total Return(b)	7.66%	(1.09)%	(0.42)%	(8.02)%	0.83%
Net Assets, End of Year (000’s)	$655,282	$579,518	$550,087	$570,825	$623,556
Ratios to Average Net Assets
Gross Expense(c)	0.56%	0.56%	0.57%	0.56%	0.75%
Net Expense(c),(d)	0.43%	0.43%	0.43%	0.43%	0.47%
Net Investment Income	3.54%	3.15%	2.51%	1.79%	1.79%
Portfolio Turnover Rate	29%	18%	24%	26%	34%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (continued)	25

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON MUNICIPAL BOND FUND

CLASS A	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Year	$ 12.16	$ 12.25	$ 12.12	$ 13.41	$ 12.72
Income (Loss) From Operations:
Net Investment Income(a)	0.29	0.26	0.22	0.19	0.20
Net Realized and Unrealized Gain (Loss)	(0.05)	(0.09)	0.13	(1.25)	0.70

Total Income (Loss) From Operations	0.24	0.17	0.35	(1.06)	0.90

Less Distributions From:
Net Investment Income	(0.29)	(0.26)	(0.22)	(0.19)	(0.21)
Net Realized Gains	—	—	—	(0.04)	—

Total Distributions	(0.29)	(0.26)	(0.22)	(0.23)	(0.21)

Net Asset Value, End of Year	$ 12.11	$ 12.16	$ 12.25	$ 12.12	$ 13.41

Total Return(b)	1.93%	1.42%	2.92%	(8.08)%	7.05%
Net Assets, End of Year (000’s)	$12,652	$14,790	$16,745	$17,942	$23,716
Ratios to Average Net Assets
Gross Expense(c)	1.11%	1.10%	1.11%	1.08%	1.10%
Net Expense(c),(d)	0.72%	0.73%	0.74%	0.74%	0.74%
Net Investment Income	2.34%	2.15%	1.81%	1.42%	1.53%
Portfolio Turnover Rate	22%	19%	28%	23%	24%

CLASS I	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Year	$ 12.16	$ 12.26	$ 12.13	$ 13.42	$ 12.73
Income (Loss) From Operations:
Net Investment Income(a)	0.32	0.29	0.25	0.22	0.24
Net Realized and Unrealized Gain (Loss)	(0.05)	(0.10)	0.13	(1.25)	0.69

Total Income (Loss) From Operations	0.27	0.19	0.38	(1.03)	0.93

Less Distributions From:
Net Investment Income	(0.32)	(0.29)	(0.25)	(0.22)	(0.24)
Net Realized Gains	—	—	—	(0.04)	—

Total Distributions	(0.32)	(0.29)	(0.25)	(0.26)	(0.24)

Net Asset Value, End of Year	$ 12.11	$ 12.16	$ 12.26	$ 12.13	$ 13.42

Total Return(b)	2.20%	1.60%	3.18%	(7.83)%	7.32%
Net Assets, End of Year (000’s)	$323,270	$300,336	$322,805	$303,707	$338,952
Ratios to Average Net Assets
Gross Expense(c)	0.61%	0.60%	0.61%	0.59%	0.79%
Net Expense(c),(d)	0.47%	0.48%	0.49%	0.49%	0.49%
Net Investment Income	2.59%	2.40%	2.06%	1.67%	1.78%
Portfolio Turnover Rate	22%	19%	28%	23%	24%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

26	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Year	$ 9.74	$ 9.83	$ 9.71	$10.69	$10.20
Income (Loss) From Operations:
Net Investment Income(a)	0.20	0.18	0.15	0.13	0.14
Net Realized and Unrealized Gain (Loss)	(0.06)	(0.09)	0.12	(0.95)	0.51

Total Income (Loss) From Operations	0.14	0.09	0.27	(0.82)	0.65

Less Distributions From:
Net Investment Income	(0.20)	(0.18)	(0.15)	(0.13)	(0.14)
Net Realized Gains	—	—	—	(0.03)	(0.02)

Total Distributions	(0.20)	(0.18)	(0.15)	(0.16)	(0.16)

Net Asset Value, End of Year	$ 9.68	$ 9.74	$ 9.83	$ 9.71	$10.69

Total Return(b)	1.43%	0.90%	2.79%	(7.74)%	6.38%
Net Assets, End of Year (000’s)	$3,926	$4,589	$5,212	$5,536	$6,789
Ratios to Average Net Assets
Gross Expense(c)	1.73%	1.57%	1.53%	1.37%	1.34%
Net Expense(c),(d)	0.81%	0.81%	0.82%	0.82%	0.82%
Net Investment Income	2.04%	1.81%	1.52%	1.24%	1.31%
Portfolio Turnover Rate	27%	29%	6%	7%	14%

CLASS I	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Year	$ 9.75	$ 9.84	$ 9.72	$ 10.70	$ 10.20
Income (Loss) From Operations:
Net Investment Income(a)	0.22	0.20	0.17	0.16	0.16
Net Realized and Unrealized Gain (Loss)	(0.06)	(0.09)	0.12	(0.95)	0.53

Total Income (Loss) From Operations	0.16	0.11	0.29	(0.79)	0.69

Less Distributions From:
Net Investment Income	(0.22)	(0.20)	(0.17)	(0.16)	(0.17)
Net Realized Gains	—	—	—	(0.03)	(0.02)

Total Distributions	(0.22)	(0.20)	(0.17)	(0.19)	(0.19)

Net Asset Value, End of Year	$ 9.69	$ 9.75	$ 9.84	$ 9.72	$ 10.70

Total Return(b)	1.68%	1.15%	3.04%	(7.50)%	6.74%
Net Assets, End of Year (000’s)	$34,888	$34,565	$40,420	$47,950	$59,887
Ratios to Average Net Assets
Gross Expense(c)	1.23%	1.07%	1.03%	0.87%	1.03%
Net Expense(c),(d)	0.56%	0.56%	0.57%	0.57%	0.57%
Net Investment Income	2.29%	2.06%	1.77%	1.49%	1.55%
Portfolio Turnover Rate	27%	29%	6%	7%	14%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS	27

Wilmington Funds

April 30, 2025

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d) Diversified

(n) Non-diversified

The Funds offer Class A and Class I shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

●	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

28	NOTES TO FINANCIAL STATEMENTS (continued)

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Funds’ policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At April 30, 2025, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund
Bank of America Securities, Inc.	$1,187,383	$1,187,383	$—	$—
Bank of Montreal	3,679,639	3,679,639	—	—
Barclays Capital, Inc.	3,679,639	3,679,639	—	—
Daiwa Capital Markets America, Inc.	3,679,639	3,679,639	—	—
HSBC Securities USA, Inc.	2,126,893	2,126,893	—	—
Mizuho Securities USA	3,679,639	3,679,639	—	—
RBC Dominion Securities, Inc.	567,606	567,606	—	—
RBC Dominion Securities, Inc.	1,289,505	1,289,505	—	—

	$19,889,943	$19,889,943	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Segment Reporting – In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations.

Each Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its investment objective as outlined in the Funds’ prospectus. The Investment Committee – General Matters, comprising senior management of the Advisor and the President of the Funds, acts as the chief operating decision maker (CODM) and regularly reviews the Funds’ total returns, expense ratios, and changes in net assets as presented within the Funds’ financial statements to assess performance and to make decisions about resources to be allocated to the Funds.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transac-

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	29

tions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with the Valuation Procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At April 30, 2025, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund	$19,199,327	$19,199,327	$—

(1)	Collateral with a value of $19,889,943 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to-comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year ended April 30, 2025.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to paydown gains (losses) on mortgage-backed securities, premium amortization on callable debt securities and wash sales. For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings and paid-in capital in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of April 30, 2025, there were no such reclassifications.

The tax character of distributions for the corresponding fiscal year ended April 30, were as follows:

Fund	Ordinary Income*	2025 Tax Exempt Income	Long-Term Capital Gains	Ordinary Income*	2024 Tax Exempt Income	Long-Term Capital Gains

Broad Market Bond Fund	$22,068,844	$—	$—	$17,850,891	$—	$—
Municipal Bond Fund	205,545	8,067,188	—	204,585	7,579,036	—
New York Municipal Bond Fund	28,304	845,255	—	30,275	834,967	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

30	NOTES TO FINANCIAL STATEMENTS (continued)

As of April 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Broad Market Bond Fund	$718,621,940	$4,233,010	$(44,023,782)	$(39,790,772)
Municipal Bond Fund	348,026,626	401,352	(14,096,704)	(13,695,352)
New York Municipal Bond Fund	39,978,315	8,773	(1,620,074)	(1,611,301)

As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Other Timing Differences*	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals	Distributable Earnings

Broad Market Bond Fund	$1,547,615	$ —	$—	$(1,118,519)	$(39,790,772)	$(14,736,525)	$—	$(54,098,201
Municipal Bond Fund	—	532,257	—	(542,786)	(13,695,352)	(8,575,996)	—	(22,281,877)
New York Municipal Bond Fund	—	13,627	—	(13,918)	(1,611,301)	(1,454,959)	—	(3,066,551)

*	Other timing differences are comprised primarily of dividends payable to Fund shareholders, which for tax reporting purposes are not recognized until paid.

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2025, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards

Broad Market Bond Fund	$(1,713,112)	$(13,023,413)	$(14,736,525)

Municipal Bond Fund	(1,319,796)	(7,256,200)	(8,575,996)
New York Municipal Bond Fund	(63,903)	(1,391,056)	(1,454,959)

For the year ended April 30, 2025, the Funds did not utilize any capital loss carryforwards.

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Broad Market Bond Fund	0.45%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2025 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	31

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations

Fund	Class A	Class I

Broad Market Bond Fund	0.78%	0.43%
Municipal Bond Fund	0.72%	0.47%
New York Municipal Bond Fund	0.81%	0.56%

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the year ended April 30, 2025, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the year ended April 30, 2025, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

Broad Market Bond Fund	$ 73
Municipal Bond Fund	4,860
New York Municipal Bond Fund	61

Sales Charges – The Funds’ Class A shares bear front-end sales charges. For the year ended April 30, 2025, M&T did not receive sales charges on the sale of Class A shares.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the year ended April 30, 2025, M&T received shareholder service fees, net of waivers, paid by the Funds as follows:

Fund	Shareholder Services Fees

Broad Market Bond Fund	$29

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

32	NOTES TO FINANCIAL STATEMENTS (continued)

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the year ended April 30, 2025 were as follows:

Fund	Purchases	Sales

Broad Market Bond Fund	$85,964,810	$134,748,126
Municipal Bond Fund	98,001,938	68,091,445
New York Municipal Bond Fund	10,529,374	10,176,543

Purchases and sales of investments of U.S. Government Securities for the year ended April 30, 2025 were as follows:

Fund	Purchases	Sales

Broad Market Bond Fund	$173,885,331	$43,765,035

6.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 26, 2025. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the Statement of Operations. The LOC expires on March 25, 2026.

The Funds did not utilize the LOC during the year ended April 30, 2025.

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (concluded)	33

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material subsequent events that would require recognition or disclosure in the Funds’ financial statements through this date.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Wilmington Funds and Shareholders of Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund (three of the funds constituting Wilmington Funds, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 23, 2025

We have served as the auditor of one or more investment companies in Wilmington Funds since 2019.

April 30, 2025 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

35

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

Not applicable.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025 (unaudited)

36

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 11, 2025

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

April 30, 2025 (unaudited) / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

37

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website. You can manage your cookie preferences here and find additional information in the Wilmington Trust Cookie Notice.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 11, 2025. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2025 (unaudited)

Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP Two Commerce Square 2001 Market Street, Suite 1800 Philadelphia, PA 19103
Wilmington Funds Management Corp.
1100 North Market Street
9th Floor
Wilmington, DE 19890
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286

WT-AR-FI-0425

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the annual financial statements and other information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

   Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

   Not applicable.

Item 19. Exhibits.

 (a)(1)  Not applicable

 (a)(2)  Not applicable

 (a)(3)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

 (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Wilmington Funds

By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd
(Principal Executive Officer)

Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd
(Principal Executive Officer)

Date: July 2, 2025

By (Signature and Title)*	/s/ Arthur W. Jasion
Arthur W. Jasion
(Principal Financial Officer)

Date: July 2, 2025

* Print the name and title of each signing officer under his or her signature.